UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – 37.9%
Automobiles & Components – 0.5%
Ford Motor Credit Co. LLC
$475,000	5.875%		08/02/21	$ 528,345

Banks – 10.8%
American Express Co.(a)
75,000	3.625		12/05/24	77,421
Bank of America Corp.
	(3 Mo. LIBOR + 0.66%),
325,000	2.369	(a)(b)	07/21/21	325,024
100,000	5.700		01/24/22	112,564
225,000	4.125		01/22/24	239,369
275,000	4.000		04/01/24	290,525
275,000	3.248	(a)	10/21/27	269,490
	(3 Mo. LIBOR + 1.58%),
225,000	3.824	(a)(b)	01/20/28	231,346
Bank of New York Mellon Corp. (The)(a)
75,000	3.300		08/23/29	74,382
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)
300,000	2.150		09/14/18	300,779
Citigroup, Inc.
200,000	3.400		05/01/26	200,432
75,000	4.125		07/25/28	77,171
Compass Bank(a)
375,000	2.750		09/29/19	377,402
Credit Agricole SA(c)
250,000	3.250		10/04/24	250,142
Credit Suisse AG
325,000	2.300		05/28/19	327,120
Credit Suisse Group Funding Guernsey Ltd.
400,000	3.125		12/10/20	408,025
Deutsche Bank AG
50,000	2.500		02/13/19	50,294
275,000	2.700		07/13/20	276,298
Discover Financial Services(a)
225,000	3.750		03/04/25	225,884
HSBC Holdings plc
225,000	3.400		03/08/21	232,005
	(3 Mo. LIBOR + 1.06%),
225,000	3.262	(a)(b)	03/13/23	229,652
ING Bank NV(a)(b)
	(5 Yr. Swap Rate + 2.70%),
325,000	4.125		11/21/23	330,850
Intesa Sanpaolo SpA
350,000	3.875		01/16/18	351,932
JPMorgan Chase & Co.
450,000	4.400		07/22/20	477,927
275,000	2.700	(a)	05/18/23	275,073
JPMorgan Chase & Co. Series Z(a)(b)
	(3 Mo. LIBOR + 3.80%),
250,000	5.300		12/31/49	260,625
KBC Bank NV(a)(b)
	(5 Yr. Swap Rate + 7.10%),
200,000	8.000		01/25/23	203,383
KeyCorp
400,000	2.900		09/15/20	408,468
Kreditanstalt fuer Wiederaufbau(d)
1,000,000	1.125		08/06/18	997,080
Lloyds Bank plc
175,000	2.300		11/27/18	176,006
Macquarie Bank Ltd.(c)
25,000	6.625		04/07/21	28,076

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Banks – (continued)
Mizuho Financial Group, Inc.
$450,000	2.601%		09/11/22	$ 446,304
Morgan Stanley
	(3 Mo. LIBOR + 1.40%),
150,000	2.712	(a)(b)	10/24/23	153,410
650,000	3.700		10/23/24	673,383
75,000	3.625		01/20/27	76,019
Morgan Stanley Series F
100,000	3.875		04/29/24	104,651
Regions Bank
250,000	7.500		05/15/18	258,642
Synchrony Financial(a)
350,000	2.600		01/15/19	352,242
Toronto-Dominion Bank (The)(a)(b)
	(5 Yr. Swap Rate + 2.21%),
125,000	3.625		09/15/31	124,467
UBS Group Funding Switzerland AG(c)
350,000	3.000		04/15/21	354,819
UniCredit SpA(c)
400,000	3.750		04/12/22	410,026
Wells Fargo & Co.
650,000	3.000		10/23/26	635,603
Westpac Banking Corp.(a)(b)
	(5 Yr. Swap Rate + 2.24%),
150,000	4.322		11/23/31	154,111

				11,828,422

Commercial Services – 0.5%
Rensselaer Polytechnic Institute
475,000	5.600		09/01/20	511,323

Consumer Services(a) – 0.3%
Marriott International, Inc.
125,000	2.875		03/01/21	126,762
250,000	2.300		01/15/22	246,810

				373,572

Diversified Financials – 0.3%
General Motors Financial Co., Inc.
125,000	3.250		05/15/18	126,119
175,000	3.500		07/10/19	179,235

				305,354

Diversified Manufacturing(a) – 0.2%
Roper Technologies, Inc.
125,000	3.000		12/15/20	127,532
100,000	2.800		12/15/21	100,916

				228,448

Electric – 2.1%
Arizona Public Service Co.(a)
125,000	2.950		09/15/27	123,793
Dominion Energy, Inc.
250,000	2.579		07/01/20	252,086
Emera US Finance LP(a)
125,000	2.700		06/15/21	125,673
Entergy Corp.(a)
125,000	2.950		09/01/26	120,883
Exelon Corp.(a)
125,000	3.497		06/01/22	128,762
Florida Power & Light Co.(a)
193,000	4.125		02/01/42	207,596

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Electric – (continued)
NiSource Finance Corp.(a)
$275,000	3.490%		05/15/27	$ 278,354
Pacific Gas & Electric Co.(a)
100,000	3.500		06/15/25	103,208
Progress Energy, Inc.
350,000	7.000		10/30/31	472,133
Puget Sound Energy, Inc. Series A(a)(b)
	(3 Mo. LIBOR + 2.53%),
150,000	6.974		06/01/67	146,250
Southern California Edison Co.(a)
175,000	4.050		03/15/42	183,490
Southern Co. (The)(a)
225,000	2.350		07/01/21	223,749

				2,365,977

Energy – 2.4%
Anadarko Petroleum Corp.
35,000	3.450	(a)	07/15/24	34,734
50,000	5.550	(a)	03/15/26	55,842
50,000	6.450		09/15/36	59,150
Apache Corp.(a)
50,000	2.625		01/15/23	49,008
125,000	4.250		01/15/44	117,385
ConocoPhillips Co.(a)
25,000	3.350		11/15/24	25,710
Devon Energy Corp.(a)
25,000	4.000		07/15/21	25,989
75,000	5.600		07/15/41	82,080
30,000	4.750		05/15/42	30,372
Dolphin Energy Ltd.(c)
36,012	5.888		06/15/19	37,273
Energy Transfer LP(a)
75,000	4.650		06/01/21	79,712
75,000	4.750		01/15/26	78,950
EQT Corp.(a)
100,000	3.000		10/01/22	100,233
Kinder Morgan Energy Partners LP(a)
150,000	5.400		09/01/44	155,943
Kinder Morgan, Inc.(a)
425,000	3.050		12/01/19	432,685
Petroleos Mexicanos
30,000	5.500		02/04/19	31,237
60,000	6.375		02/04/21	65,565
120,000	6.500	(c)	03/13/27	132,988
13,000	5.500		06/27/44	12,090
70,000	5.625		01/23/46	65,345
80,000	6.750	(c)	09/21/47	85,152
Pioneer Natural Resources Co.(a)
125,000	3.450		01/15/21	127,809
70,000	3.950		07/15/22	73,559
Plains All American Pipeline LP(a)
50,000	3.650		06/01/22	50,264
125,000	4.500		12/15/26	126,864
Sabine Pass Liquefaction LLC(a)
175,000	6.250		03/15/22	196,830
175,000	5.625		03/01/25	193,049
Valero Energy Corp.
100,000	3.650		03/15/25	102,595

				2,628,413

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Food & Beverage – 1.6%
Anheuser-Busch InBev Finance, Inc.(a)
$675,000	2.650%		02/01/21	$ 685,962
200,000	3.650		02/01/26	206,902
75,000	4.900		02/01/46	84,718
Kraft Heinz Foods Co.(a)
100,000	2.800		07/02/20	101,807
75,000	3.950		07/15/25	77,247
125,000	4.375		06/01/46	123,429
Molson Coors Brewing Co.(a)
50,000	2.100		07/15/21	49,301
75,000	3.000		07/15/26	72,941
Smithfield Foods, Inc.(c)
125,000	2.700		01/31/20	125,385
Suntory Holdings Ltd.(c)
275,000	2.550		09/29/19	277,368

				1,805,060

Food & Staples Retailing(a) – 0.4%
CVS Health Corp.
125,000	2.800		07/20/20	127,155
125,000	4.125		05/15/21	132,034
225,000	3.500		07/20/22	234,062

				493,251

Health Care Equipment & Services – 1.7%
Aetna, Inc.(a)
75,000	2.800		06/15/23	75,461
Becton Dickinson and Co.
175,000	2.675		12/15/19	177,101
275,000	2.894	(a)	06/06/22	275,895
275,000	3.363	(a)	06/06/24	277,565
100,000	4.685	(a)	12/15/44	105,708
Cigna Corp.(a)
150,000	3.250		04/15/25	151,910
CR Bard, Inc.(a)
260,000	3.000		05/15/26	260,817
Medtronic, Inc.
75,000	2.500		03/15/20	76,103
150,000	3.150		03/15/22	155,318
Stryker Corp.(a)
50,000	2.625		03/15/21	50,597
125,000	3.375		11/01/25	128,010
UnitedHealth Group, Inc.
100,000	4.625		07/15/35	114,608

				1,849,093

Life Insurance – 0.9%
American International Group, Inc.(a)
50,000	3.750		07/10/25	51,635
25,000	4.500		07/16/44	26,091
100,000	4.800		07/10/45	109,119
Brighthouse Financial, Inc.(a)(c)
100,000	3.700		06/22/27	98,187
Northwestern Mutual Life Insurance Co. (The)(c)
200,000	6.063		03/30/40	263,098
100,000	3.850	(a)	09/30/47	98,867
Principal Financial Group, Inc.(a)
150,000	3.100		11/15/26	148,990
Reliance Standard Life Global Funding II(c)
225,000	2.500		01/15/20	226,035

				1,022,022

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Materials – 0.7%
Ecolab, Inc.
$100,000	5.500%		12/08/41	$ 123,032
LYB International Finance II BV(a)
200,000	3.500		03/02/27	198,927
Sherwin-Williams Co. (The)
125,000	2.250		05/15/20	125,495
25,000	2.750	(a)	06/01/22	25,168
50,000	3.125	(a)	06/01/24	50,251
200,000	3.450	(a)	06/01/27	201,391
Westlake Chemical Corp.(a)
75,000	3.600		08/15/26	74,904

				799,168

Media – 0.5%
21st Century Fox America, Inc.(a)
75,000	3.700		09/15/24	77,829
CCO Safari II LLC(a)
50,000	4.464		07/23/22	52,901
200,000	4.908		07/23/25	213,803
25,000	6.484		10/23/45	29,342
Comcast Corp.(a)
125,000	3.375		08/15/25	128,978
Time Warner Cable LLC
50,000	5.000		02/01/20	52,862
25,000	5.875	(a)	11/15/40	27,434

				583,149

Metals and Mining(c) – 0.6%
Glencore Finance Canada Ltd.
350,000	2.700		10/25/17	350,123
Glencore Funding LLC
75,000	4.125		05/30/23	78,078
195,000	4.625		04/29/24	206,554

				634,755

Noncaptive-Financial – 0.4%
AerCap Ireland Capital DAC
250,000	4.625		07/01/22	267,959
International Lease Finance Corp.(c)
150,000	7.125		09/01/18	157,057

				425,016

Pharmaceuticals, Biotechnology & Life Sciences – 2.7%
AbbVie, Inc.(a)
125,000	2.500		05/14/20	126,498
75,000	2.300		05/14/21	74,876
Allergan Funding SCS
225,000	2.350		03/12/18	225,655
25,000	4.850	(a)	06/15/44	27,223
Amgen, Inc.(a)
200,000	3.125		05/01/25	201,444
Bayer US Finance LLC(c)
400,000	3.000		10/08/21	407,596
EMD Finance LLC(a)(c)
375,000	2.950		03/19/22	381,147
Forest Laboratories LLC(a)(c)
87,000	4.375		02/01/19	89,219
100,000	5.000		12/15/21	109,290
Mylan NV(a)
300,000	3.950		06/15/26	305,431

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
Shire Acquisitions Investments Ireland DAC
$225,000	1.900%		09/23/19	$ 224,555
200,000	3.200	(a)	09/23/26	197,164
Teva Pharmaceutical Finance Netherlands III BV
85,000	2.200		07/21/21	81,838
50,000	2.800		07/21/23	47,690
50,000	3.150		10/01/26	46,085
Thermo Fisher Scientific, Inc.(a)
175,000	3.000		04/15/23	177,892
100,000	3.650		12/15/25	103,510
Zoetis, Inc.(a)
125,000	3.000		09/12/27	123,512

				2,950,625

Pipelines(a) – 0.9%
Columbia Pipeline Group, Inc.
100,000	3.300		06/01/20	102,355
Enbridge, Inc.
100,000	2.900		07/15/22	100,586
50,000	3.500		06/10/24	50,774
EnLink Midstream Partners LP
75,000	4.850		07/15/26	78,479
Enterprise Products Operating LLC
25,000	3.350		03/15/23	25,643
Enterprise Products Operating LLC Series A(b)
	(3 Mo. LIBOR + 3.71%),
250,000	5.018		08/01/66	250,125
Sunoco Logistics Partners Operations LP
50,000	4.250		04/01/24	51,592
Williams Partners LP
80,000	3.600		03/15/22	82,656
150,000	3.900		01/15/25	153,085
100,000	4.000		09/15/25	102,283

				997,578

Property/Casualty Insurance – 0.3%
Chubb Corp. (The)(a)(b)
	(3 Mo. LIBOR + 2.25%),
125,000	3.554		04/15/37	124,312
Hartford Financial Services Group, Inc. (The)
25,000	5.125		04/15/22	27,703
XLIT Ltd.
125,000	4.450		03/31/25	128,000

				280,015

Real Estate Investment Trusts – 2.0%
American Campus Communities Operating Partnership LP(a)
275,000	4.125		07/01/24	288,026
Crown Castle International Corp.(a)
75,000	2.250		09/01/21	73,965
75,000	3.200		09/01/24	74,644
175,000	3.650		09/01/27	174,904
CubeSmart LP(a)
125,000	4.000		11/15/25	128,855
DDR Corp.(a)
100,000	3.900		08/15/24	100,738
HCP, Inc.(a)
25,000	2.625		02/01/20	25,201
Healthcare Realty Trust, Inc.
350,000	5.750		01/15/21	383,892
Healthcare Trust of America Holdings LP(a)
100,000	3.375		07/15/21	102,756
National Retail Properties, Inc.(a)
125,000	4.000		11/15/25	128,163

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Bonds – (continued)
Real Estate Investment Trusts – (continued)
Select Income REIT(a)
$50,000	2.850%	02/01/18	$ 50,114
75,000	3.600	02/01/20	76,090
Ventas Realty LP(a)
125,000	3.500	02/01/25	125,488
VEREIT Operating Partnership LP(a)
50,000	4.875	06/01/26	53,533
Welltower, Inc.
375,000	2.250	03/15/18	375,932

			2,162,301

Retailing(a) – 0.5%
Alimentation Couche-Tard, Inc.(c)
125,000	2.700	07/26/22	125,405
50,000	3.550	07/26/27	50,421
Amazon.com, Inc.(c)
100,000	3.150	08/22/27	100,714
Expedia, Inc.(c)
175,000	3.800	02/15/28	173,428
Home Depot, Inc. (The)
75,000	4.250	04/01/46	80,745

			530,713

Software & Services(a) – 0.4%
Fidelity National Information Services, Inc.
140,000	3.625	10/15/20	145,784
125,000	3.000	08/15/26	121,330
Fiserv, Inc.
150,000	2.700	06/01/20	151,735

			418,849

Technology – 1.3%
Amphenol Corp.(a)
125,000	3.125	09/15/21	127,402
Broadcom Corp.(a)(c)
275,000	3.625	01/15/24	282,529
25,000	3.875	01/15/27	25,749
Cisco Systems, Inc.
100,000	2.200	02/28/21	100,580
Dell International LLC(a)(c)
125,000	5.450	06/15/23	136,800
Hewlett Packard Enterprise Co.(a)
125,000	4.900	10/15/25	132,233
NXP BV(c)
375,000	4.125	06/01/21	392,344
Oracle Corp.(a)
200,000	2.500	05/15/22	202,939
QUALCOMM, Inc.(a)
75,000	2.600	01/30/23	75,177

			1,475,753

Tobacco – 2.0%
BAT Capital Corp.(a)(c)
725,000	3.222	08/15/24	726,786
700,000	3.557	08/15/27	707,037
Imperial Brands Finance plc(c)
400,000	2.050	02/11/18	400,211
Reynolds American, Inc.(a)
375,000	4.450	06/12/25	401,940

			2,235,974

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Transportation(c) – 0.5%
ERAC USA Finance LLC
$350,000	2.350%		10/15/19	$ 351,419
Penske Truck Leasing Co. LP(a)
200,000	3.375		02/01/22	205,354

				556,773

Wireless Telecommunications – 3.0%
American Tower Corp.
75,000	3.300	(a)	02/15/21	76,851
125,000	4.700		03/15/22	135,429
AT&T, Inc.
25,000	2.800	(a)	02/17/21	25,298
175,000	3.200	(a)	03/01/22	178,472
300,000	3.800		03/15/22	312,501
150,000	3.000	(a)	06/30/22	151,460
135,000	3.600	(a)	02/17/23	138,900
200,000	3.400	(a)	05/15/25	197,280
100,000	4.125	(a)	02/17/26	102,609
350,000	3.900	(a)	08/14/27	350,681
Verizon Communications, Inc.
1,021,000	2.946		03/15/22	1,038,300
400,000	5.150		09/15/23	448,387
150,000	2.625		08/15/26	140,861

				3,297,029

Wirelines Telecommunications – 0.4%
Telefonica Emisiones SAU
175,000	3.192		04/27/18	176,416
225,000	5.462		02/16/21	246,618

				423,034

TOTAL CORPORATE BONDS (Cost $40,896,160)				$ 41,710,012

Mortgage-Backed Securities – 22.2%
Adjustable Rate FHLMC(b) – 0.4%
$413,284	3.343%		09/01/35	$ 437,644

Adjustable Rate FNMA(b) – 0.8%
167,821	3.134		05/01/33	172,150
378,664	3.208		05/01/35	400,513
226,596	3.364		09/01/35	240,582

				813,245

FHLMC – 1.7%
7,292	5.500		02/01/18	7,324
808	5.500		04/01/18	813
503	4.500		09/01/18	507
1,610	5.500		09/01/18	1,633
9	9.500		08/01/20	10
18,632	6.500		10/01/20	20,613
5,658	4.500		07/01/24	5,964
31,275	4.500		11/01/24	33,070
7,681	4.500		12/01/24	8,103
8,249	6.000		03/01/29	9,280
149	6.000		04/01/29	167
9,923	7.500		12/01/29	11,544
106,049	7.000		05/01/32	124,423
165	6.000		08/01/32	187
54,818	7.000		12/01/32	64,409
3,218	5.000		10/01/33	3,522
4,715	5.000		07/01/35	5,160
6,534	5.000		12/01/35	7,240
51,716	5.500		01/01/37	57,358

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FHLMC – (continued)
$1,397	5.000%	03/01/38	$ 1,533
90,063	7.000	02/01/39	104,837
3,351	5.000	06/01/41	3,671
1,377,183	3.500	04/01/43	1,428,397

			1,899,765

FNMA – 7.3%
6,381	5.500	02/01/18	6,406
9,742	5.000	05/01/18	9,816
1,224	6.500	08/01/18	1,243
7,202	7.000	08/01/18	7,280
670	5.000	06/01/23	710
61,649	5.500	09/01/23	65,316
16,909	5.500	10/01/23	17,984
3,142	4.500	07/01/24	3,315
84,092	4.500	11/01/24	89,020
37,206	4.500	12/01/24	39,419
59	7.000	07/01/25	66
10,068	9.000	11/01/25	11,559
35,659	7.000	08/01/26	40,170
619	7.000	08/01/27	714
3,429	7.000	09/01/27	3,687
104	7.000	01/01/28	119
58,110	6.000	02/01/29	65,964
52,848	6.000	06/01/29	60,010
17,863	8.000	10/01/29	20,380
4,928	7.000	12/01/29	5,673
1,260	8.500	04/01/30	1,531
2,345	8.000	05/01/30	2,666
143	8.500	06/01/30	148
5,878	7.000	05/01/32	6,840
46,674	7.000	06/01/32	54,766
50,836	7.000	08/01/32	59,803
8,875	8.000	08/01/32	10,131
2,466	5.000	08/01/33	2,713
635	5.500	09/01/33	709
795	5.500	02/01/34	888
157	5.500	04/01/34	177
5,086	5.500	12/01/34	5,683
26,171	5.000	04/01/35	28,991
44,736	6.000	04/01/35	50,640
1,006	5.500	09/01/35	1,128
99,830	6.000	10/01/35	113,975
222,735	6.000	09/01/36	253,609
68	5.500	02/01/37	76
138	5.500	04/01/37	155
139,626	5.500	08/01/37	155,233
190	5.500	03/01/38	213
162	5.500	06/01/38	182
134	5.500	07/01/38	150
150	5.500	08/01/38	168
116	5.500	09/01/38	130
2,260	5.500	10/01/38	2,534
50	5.500	12/01/38	56
119,859	5.000	01/01/39	133,098
56,491	7.000	03/01/39	65,458
191,444	6.000	05/01/39	216,925
13,494	4.500	08/01/39	14,734
53,737	3.000	01/01/43	54,375
210,089	3.000	03/01/43	212,649
294,171	3.000	04/01/43	297,755
219,206	3.000	05/01/43	221,878
736,742	3.500	07/01/43	762,977
763,125	4.500	04/01/45	835,264

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FNMA – (continued)
$89,485	4.500%	05/01/45	$ 96,145
820,376	3.500	05/01/46	849,794
3,000,000	4.000	TBA-30yr(e)	3,158,203

			8,121,401

GNMA – 12.0%
1,951	7.000	10/15/25	1,981
7,068	7.000	11/15/25	7,594
1,141	7.000	02/15/26	1,170
5,369	7.000	04/15/26	5,920
3,120	7.000	03/15/27	3,597
23,340	7.000	11/15/27	26,106
369	7.000	01/15/28	402
17,181	7.000	02/15/28	18,601
2,099	7.000	03/15/28	2,407
996	7.000	04/15/28	1,157
206	7.000	05/15/28	235
3,689	7.000	06/15/28	4,266
7,751	7.000	07/15/28	9,002
11,358	7.000	09/15/28	13,227
2,221	7.000	11/15/28	2,582
2,397	7.500	11/15/30	2,405
141,168	6.000	08/20/34	161,110
148,780	5.000	06/15/40	163,514
699,686	4.000	08/20/43	742,542
360,342	4.000	08/20/45	381,737
1,470,905	4.000	10/20/45	1,558,240
56,766	4.000	11/20/45	60,137
774,672	4.000	01/20/46	819,700
272,297	4.000	02/20/46	288,124
738,358	4.000	03/20/46	781,275
2,950,110	4.000	04/20/46	3,121,585
785,282	4.000	05/20/46	830,926
981,955	4.000	05/20/47	1,036,116
988,443	4.000	06/20/47	1,043,579
994,770	4.000	07/20/47	1,051,503
1,000,000	4.000	TBA-30yr(e)	1,052,148

			13,192,888

TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,266,419)			$ 24,464,943

Collateralized Mortgage Obligations – 2.1%
Adjustable Rate Non-Agency(a)(b) – 0.5%
Alternative Loan Trust Series 2005-38, Class A1
$107,595	2.389%	09/25/35	$ 105,489
Lehman XS Trust Series 2005-7N, Class 1A1A
194,550	1.507	12/25/35	186,782
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
239,225	1.739	12/25/46	236,714

			528,985

Regular Floater(b) – 1.3%
Connecticut Avenue Securities Series 2014-C03, Class 1M1(a)
3,122	2.437	07/25/24	3,125
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2(a)(c)
200,000	2.185	04/10/19	200,004

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Regular Floater – (continued)
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1(a)(c)
$150,000	2.085%	07/10/19	$ 150,038
Mortgage Repurchase Agreement Financing Trust Series 2017-2, Class A1(c)
800,000	1.779	08/12/19	800,065
Station Place Securitization Trust Series 2015-2, Class A(c)
300,000	2.287	05/15/18	300,000

			1,453,232

Sequential Fixed Rate – 0.3%
FNMA REMIC Series 2012-111, Class B
17,508	7.000	10/25/42	20,140
FNMA REMIC Series 2012-153, Class B
48,630	7.000	07/25/42	56,422
NCUA Guaranteed Notes Series A4
300,000	3.000	06/12/19	306,480

			383,042

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,302,727)			$ 2,365,259

U.S. Government Agency Securities – 2.0%
FHLB
$600,000	2.125%	06/09/23	$ 601,666
100,000	3.375	12/08/23	106,793

FNMA
400,000	1.875	09/24/26	379,705
400,000	6.250	05/15/29	538,652

Tennessee Valley Authority
500,000	3.875	02/15/21	533,610

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,150,197)			$ 2,160,426

Asset-Backed Securities(b) – 12.2%
Collateralized Loan Obligations(c) – 4.9%
Acis CLO Ltd. Series 2013-1A, Class ACOM(a)
$1,366,959	2.531%	04/18/24	$ 1,365,319
Acis CLO Ltd. Series 2013-2A, Class C2R(a)
173,258	2.604	10/14/22	173,276
BlueMountain CLO Ltd. Series 2014-2A, Class AR(a)
550,000	2.237	07/20/26	552,177
Cutwater Ltd. Series 2014-1A, Class A1AR(a)
550,000	2.554	07/15/26	552,751
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R(a)
550,000	2.354	07/15/27	551,539
OFSI Fund V Ltd. Series 2013-5A, Class A1LA
571,800	2.234	04/17/25	572,026
Recette Clo Ltd. Series 2015-1A, Class AR(a)
750,000	0.000	10/20/27	750,000
Voya CLO Ltd. Series 2014-4A, Class A1R(a)
800,000	2.254	10/14/26	800,830

			5,317,918

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Home Equity(a) – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
$24,298	6.999%	09/25/37	$ 24,616
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
73,969	6.823	09/25/37	76,217

			100,833

Student Loans – 7.2%
Academic Loan Funding Trust Series 2012-1A, Class A2(a)(c)
550,000	2.337	12/27/44	548,975
AccessLex Institute Series 2005-2, Class A3(a)
113,028	1.495	11/22/24	113,028
Brazos Higher Education Authority, Inc. Series 2005-2, Class A11
47,982	1.468	09/27/21	47,925
Chase Education Loan Trust Series 2007-A, Class A3(a)
38,615	1.401	12/28/23	38,516
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)(c)
462,333	2.587	07/26/66	462,624
Edsouth Indenture No. 10 LLC Series 2015-2, Class A(a)(c)
308,867	2.237	12/25/56	310,456
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(a)(c)
550,000	2.587	03/25/36	557,741
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(a)(c)
350,000	2.237	04/25/33	350,000
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(a)
300,000	2.286	07/20/43	299,708
Navient Student Loan Trust Series 2016-5A, Class A(a)(c)
1,011,497	2.487	06/25/65	1,031,784
Navient Student Loan Trust Series 2016-7A, Class A(a)(c)
497,387	2.387	03/25/66	503,413
Nelnet Student Loan Trust Series 2006-1, Class A6(a)(c)
500,000	1.764	08/23/36	486,757
Nelnet Student Loan Trust Series 2006-2, Class A5(a)
258,112	1.414	01/25/30	257,772
Northstar Education Finance, Inc. Series 2007-1, Class A1(a)
92,746	1.414	04/28/30	92,167
Scholar Funding Trust Series 2010-A, Class A(a)(c)
139,041	2.064	10/28/41	138,134
SLC Student Loan Trust Series 2006-1, Class A5(a)
432,369	1.430	03/15/27	431,050
SLM Student Loan Trust Series 2003-7A, Class A5A(a)(c)
402,449	2.520	12/15/33	407,399
SLM Student Loan Trust Series 2004-8A, Class A6(a)(c)
400,000	1.944	01/25/40	400,117
SLM Student Loan Trust Series 2005-3, Class A5(a)
149,127	1.404	10/25/24	148,944
SLM Student Loan Trust Series 2005-5, Class A5(a)
100,000	2.064	10/25/40	98,592
SLM Student Loan Trust Series 2006-2, Class A5(a)
141,587	1.424	07/25/25	141,580
SLM Student Loan Trust Series 2007-7, Class A4(a)
202,857	1.644	01/25/22	199,805
SLM Student Loan Trust Series 2008-5, Class A4(a)
419,327	3.014	07/25/23	431,380
SLM Student Loan Trust Series 2008-6, Class A4(a)
300,000	2.414	07/25/23	302,679
SLM Student Loan Trust Series 2008-8, Class A4(a)
150,000	2.814	04/25/23	153,525

			7,954,071

TOTAL ASSET-BACKED SECURITIES (Cost $13,180,747)			$ 13,372,822

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Government Securities – 2.3%
Colombia Government International Bond(a)
$240,000	4.000%	02/26/24	$ 250,440
200,000	3.875	04/25/27	203,100
Hashemite Kingdom of Jordan Government AID Bond(f)
700,000	2.503	10/30/20	715,652
Indonesia Government International Note(c)
230,000	4.750	01/08/26	250,771
260,000	3.850	07/18/27	267,449
Israel Government AID Bond(f)
400,000	5.500	09/18/23	473,144
200,000	5.500	12/04/23	236,748
100,000	5.500	04/26/24	119,858

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,460,043)			$ 2,517,162

Supranational – 0.2%
Inter-American Development Bank
$200,000	1.000%	02/27/18	$ 199,316
(Cost $199,836)

Municipal Bonds – 0.9%
California – 0.3%
California State Various Purpose GO Bonds Series 2010
$140,000	7.950%	03/01/36	$ 157,811
105,000	7.625	03/01/40	160,895

			318,706

Illinois – 0.3%
Illinois State GO Bonds for Build America Bonds Series 2010-5
275,000	7.350	07/01/35	315,381
Illinois State GO Bonds Pension Funding Series 2003
25,000	5.100	06/01/33	25,283

			340,664

Ohio – 0.3%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
250,000	6.270	02/15/50	328,925

TOTAL MUNICIPAL BONDS (Cost $802,470)			$ 988,295

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 22.3%
U.S. Treasury Bonds
$470,000	2.750%		11/15/42	$ 464,191
410,000	3.125		02/15/43	432,808
490,000	3.625		02/15/44	563,338
490,000	3.125		08/15/44	517,107
100,000	3.000		11/15/44	103,081
200,000	2.875		08/15/45	201,020
1,350,000	3.000	(g)	11/15/45	1,389,690
5,200,000	2.875		11/15/46	5,219,240
20,000	3.000		05/15/47	20,584
U.S. Treasury Inflation Linked Bond (TIPS)
101,406	0.875		02/15/47	100,031
U.S. Treasury Inflation Linked Notes (TIPS)
261,323	0.125		04/15/20	262,689
258,205	0.125		04/15/21	259,044
220,311	0.625		01/15/24	225,092
620,094	0.250		01/15/25	614,315
206,040	0.625		01/15/26	208,924
61,273	0.125		07/15/26	59,620
U.S. Treasury Notes
850,000	1.875		09/30/22	847,952
10,340,000	2.125		07/31/24	10,324,696
1,640,000	2.250		11/15/25	1,640,082
U.S. Treasury STRIPS Bond(h)
1,800,000	0.000		02/15/36	1,082,952

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,379,525)				$ 24,536,456

Shares	Distribution Rate	Value
Investment Company(i) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,357,210	0.927%	$ 1,357,210
(Cost $1,357,210)

TOTAL INVESTMENTS – 103.3% (Cost $111,995,334)		$113,671,901

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%		(3,672,559)

NET ASSETS – 100.0%		$109,999,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate disclosed is that which is in effect on September 30, 2017.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,629,101, which represents approximately 18.8% of net assets as of September 30, 2017 and are unaudited.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $997,080, which represents 0.9% of net assets as of September 30, 2017.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $4,210,351 which represents approximately 3.8% of net assets as of September 30, 2017.

(f)	Guaranteed by the United States Government. Total market value of these securities amounts to $1,545,402, which represents 1.4% of net assets as of September 30, 2017.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Represents an affiliated issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HICPXT	— Harmonised Index of Consumer Prices excluding Tobacco
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIPS	— Treasury Inflation-Protected Securities
UK-RPI	— United Kingdom Retail Price Index
Yr.	— Year
Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	273,798	USD	213,970	12/20/2017	$214,568	$598
	CAD	41,500	AUD	42,000	12/20/2017	33,277	362
	CAD	45,693	USD	36,634	12/20/2017	36,639	5
	CHF	492,185	EUR	427,739	12/20/2017	511,045	3,235
	EUR	72,000	CHF	82,207	12/20/2017	85,478	121
	EUR	36,878	GBP	32,557	12/20/2017	43,782	47
	EUR	285,000	NOK	2,656,851	12/20/2017	338,351	4,154
	EUR	94,000	SEK	893,833	12/20/2017	111,597	1,335
	EUR	754,789	USD	890,353	10/12/2017	892,523	2,170
	EUR	394,468	USD	466,642	12/20/2017	468,311	1,669
	GBP	222,499	EUR	248,157	12/20/2017	298,886	4,273
	GBP	63,000	JPY	9,467,325	12/20/2017	84,629	159
	GBP	299,534	USD	401,829	11/16/2017	401,931	102
	GBP	198,779	USD	264,772	12/20/2017	267,023	2,251
	JPY	9,522,782	EUR	71,000	12/20/2017	84,965	674
	JPY	37,271,683	USD	332,464	12/20/2017	332,548	84
	NZD	227,237	USD	163,687	12/20/2017	163,881	194
	SEK	1,432,926	EUR	148,695	12/20/2017	176,764	233
	USD	130,780	AUD	163,475	11/08/2017	128,171	2,609
	USD	1,664,304	AUD	2,081,950	12/20/2017	1,631,565	32,739
	USD	83,511	CAD	101,641	11/06/2017	81,479	2,032
	USD	765,470	CAD	945,040	12/20/2017	757,780	7,690
	USD	85,000	CHF	81,365	12/20/2017	84,482	518
	USD	2,096,537	EUR	1,748,153	12/20/2017	2,075,409	21,128
	USD	412,888	GBP	305,732	12/20/2017	410,696	2,192
	USD	95,994	JPY	10,455,799	10/25/2017	93,023	2,971
	USD	340,000	JPY	37,449,946	12/20/2017	334,139	5,861
	USD	475,126	NZD	654,000	12/20/2017	471,657	3,469
	USD	103,827	SEK	825,496	10/19/2017	101,443	2,384

TOTAL							$105,259

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	106,000	NZD	116,618	12/20/2017	$83,069	$(1,034)
	AUD	196,300	USD	157,120	11/08/2017	153,907	(3,213)
	AUD	1,505,622	USD	1,194,512	12/20/2017	1,179,914	(14,598)
	CAD	258,925	USD	212,739	11/06/2017	207,562	(5,177)
	CAD	1,280,922	USD	1,046,800	12/20/2017	1,027,108	(19,692)
	EUR	419,457	CHF	482,385	12/20/2017	497,979	(2,891)
	EUR	495,250	GBP	441,199	12/20/2017	587,960	(4,707)
	EUR	565,806	USD	678,687	12/20/2017	671,725	(6,962)
	GBP	627,089	EUR	710,000	12/20/2017	842,376	(536)
	GBP	714,510	USD	971,559	12/20/2017	959,810	(11,749)
	JPY	9,455,940	EUR	71,626	12/20/2017	84,368	(665)
	JPY	4,878,705	GBP	33,421	12/20/2017	43,529	(1,366)
	JPY	11,613,101	USD	106,619	10/25/2017	103,319	(3,300)
	JPY	85,090,008	USD	772,845	12/20/2017	759,197	(13,648)
	NOK	8,858,226	EUR	945,226	12/20/2017	1,114,252	(7,920)
	NOK	424,459	GBP	40,007	12/20/2017	53,392	(351)
	NOK	614,225	USD	78,652	12/20/2017	77,262	(1,390)
	NZD	116,365	EUR	71,000	12/20/2017	83,921	(371)
	NZD	1,357,657	USD	987,901	12/20/2017	979,122	(8,779)
	SEK	21,716,107	EUR	2,275,093	12/20/2017	2,678,877	(22,112)
	SEK	875,990	USD	110,337	10/19/2017	107,648	(2,689)
	SEK	544,463	USD	68,253	12/20/2017	67,165	(1,088)
	USD	155,683	AUD	199,253	12/20/2017	156,148	(465)
	USD	85,000	CHF	82,159	12/20/2017	85,308	(308)
	USD	834,893	EUR	707,773	10/12/2017	836,928	(2,035)
	USD	325,304	EUR	274,608	12/20/2017	326,015	(711)
	USD	434,998	GBP	324,258	11/16/2017	435,108	(110)
	USD	263,380	GBP	198,032	12/20/2017	266,018	(2,638)
	USD	411,009	JPY	46,218,761	12/20/2017	412,376	(1,367)
	USD	166,207	NZD	231,605	12/20/2017	167,031	(824)

TOTAL							$(142,696)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At September 30, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA-30yr	12/31/2049	$(1000000)	$(1,031,094)
GNMA	4.000	TBA-30yr	10/15/2047	(1000000)	(1,052,969)

TOTAL (Proceeds Received: $2,091,016)					$(2,084,063)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro-Bund	2	12/07/2017	$380,595	$(2,366)
U.S. Treasury 10 Year Ultra Note	7	12/19/2017	940,297	(11,075)
U.S. Treasury 2 Year Note	37	12/29/2017	7,981,016	(22,499)
U.S. Treasury 5 Year Note	60	12/29/2017	7,050,000	(54,827)
U.S. Treasury Long Bond	16	12/19/2017	2,445,000	(39,343)

Total				$(130,110)

Short position contracts:
3 Month Eurodollar	(14)	12/17/2018	(3,434,725)	(1,213)
Euro-BTP	(2)	12/07/2017	(319,018)	598
U.S. Treasury 10 Year Note	(38)	12/19/2017	(4,761,875)	51,232
U.S. Treasury Ultra Bond	(10)	12/19/2017	(1,651,250)	28,414

Total				$79,031

Total futures contracts				$(51,079)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month STIBOR(a)	0.050%	06/15/2018	SEK	9,470,000		$4,553	$3,337	$1,216
3 Month STIBOR(a)	(0.330)	09/15/2018	SEK	9,950,000		1,043	50	993
3 Month STIBOR(a)	(0.100)	06/29/2019	SEK	19,490,000	(b)	129	(331)	460
2.500%(c)	6 Month BBR	12/20/2022	AUD	830,000	(b)	4,843	(1,103)	5,946
1.500(d)	6 Month EURIBOR	08/31/2027	EUR	310,000	(b)	1,312	(519)	1,831
2.500(c)	3 Month LIBOR	09/21/2027	USD	650,000	(b)	2,445	(229)	2,674
6 Month EURIBOR(c)	1.000	12/20/2027	EUR	950,000	(b)	4,577	17,153	(12,576)
1.250(c)	6 Month LIBOR	12/20/2027	GBP	490,000	(b)	12,965	(8,821)	21,786
0.250(c)	6 Month LIBOR	12/20/2027	JPY	58,000,000	(b)	2,760	1,508	1,252
1.940(c)	6 Month LIBOR	01/11/2032	GBP	600,000	(b)	1,959	340	1,619
1.500(c)	6 Month LIBOR	12/20/2032	GBP	330,000	(b)	7,576	(8,630)	16,206
1.750(c)	6 Month LIBOR	03/17/2037	GBP	1,160,000	(b)	25,565	(2,708)	28,273
1.500(c)	6 Month LIBOR	12/20/2047	GBP	100,000	(b)	5,417	(2,051)	7,468
2.560(c)	3 Month LIBOR	07/03/2048	USD	390,000	(b)	585	14	571
1 Day SONIA(d)	0.297	12/14/2017	GBP	26,420,000	(b)	(3,038)	118	(3,156)
6 Month LIBOR(c)	(0.554)	03/29/2019	CHF	3,210,000	(b)	(162)	(29)	(133)
1.826(c)	3 Month LIBOR	05/11/2019	USD	2,230,000	(b)	(474)	(340)	(134)
6 Month NIBOR(c)	1.000	09/20/2019	NOK	2,400,000		(449)	(658)	209
3 Month BA(c)	1.250	12/20/2019	CAD	2,590,000	(b)	(29,654)	(30,719)	1,065
2.000(c)	3 Month LIBOR	12/20/2019	USD	1,540,000	(b)	(5,956)	(9,468)	3,512
3 Month BA(c)	1.750	12/20/2022	CAD	950,000	(b)	(15,348)	(15,768)	420
6 Month EURIBOR(c)	0.250	12/20/2022	EUR	1,220,000	(b)	(4,041)	48	(4,089)
3 Month STIBOR(a)	0.500	12/20/2022	SEK	7,160,000	(b)	(1,805)	1,452	(3,257)
2.250(c)	3 Month LIBOR	12/20/2022	USD	1,390,000	(b)	(13,282)	(22,795)	9,513
2.143(c)	3 Month LIBOR	07/03/2023	USD	250,000	(b)	(11)	(415)	404
6 Month EURIBOR(c)	1.330	01/12/2027	EUR	760,000	(b)	(4,356)	(6,372)	2,016
6 Month LIBOR(c)	1.600	03/16/2027	GBP	1,610,000	(b)	(11,013)	9,947	(20,960)
3 Month LIBOR(a)	2.400	08/31/2027	USD	350,000	(b)	(2,727)	(401)	(2,326)
3 Month BA(c)	2.500	09/21/2027	CAD	810,000	(b)	(5,401)	(2,333)	(3,068)
3 Month BA(c)	2.000	12/20/2027	CAD	1,180,000	(b)	(37,045)	(30,744)	(6,301)
2.500(c)	3 Month LIBOR	12/20/2027	USD	590,000	(b)	(10,008)	(22,081)	12,073
3 Month LIBOR(a)	2.378	07/03/2028	USD	940,000	(b)	(116)	15	(131)

						$(69,157)	$(132,533)	$63,376

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2017.
(c)	Payments made semi-annually.
(d)	Payments made annually.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INFLATION-LINKED SWAP CONTRACTS:

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month UK-RPI	3.370%	07/15/2022	GBP	280,000	$(1,483)	$12	$(1,495)
1 Month UK-RPI	3.364	06/15/2027	GBP	130,000	(1,034)	(358)	(676)
1 Month HICPXT	1.600	08/15/2032	EUR	230,000	(1,125)	6	(1,131)

					$(3,642)	$(340)	$(3,302)

(a)	Payments made at maturity.

PURCHASED OPTIONS CONTRACTS — At September 30, 2017, the Fund had the following purchased options contracts:

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts		Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Puts
Mid-Curve 1-Year Eurodollar	Goldman Sachs & Co. LLC	98.00 USD	06/15/2018	USD	13	3,250,000	$5,037	$3,604	$1,433

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Automobiles & Components – 0.7%
1,556	BorgWarner, Inc.	$ 79,714
2,151	Delphi Automotive plc	211,658
30,782	Ford Motor Co.	368,461
10,361	General Motors Co.	418,377
1,969	Goodyear Tire & Rubber Co. (The)	65,469
1,380	Harley-Davidson, Inc.	66,530

		1,210,209

Banks – 6.4%
77,911	Bank of America Corp.	1,974,265
6,359	BB&T Corp.	298,491
21,626	Citigroup, Inc.	1,573,075
4,082	Citizens Financial Group, Inc.	154,585
1,406	Comerica, Inc.	107,222
5,761	Fifth Third Bancorp	161,193
8,596	Huntington Bancshares, Inc.	120,000
27,860	JPMorgan Chase & Co.	2,660,909
8,480	KeyCorp	159,594
1,216	M&T Bank Corp.	195,825
2,617	People’s United Financial, Inc.	47,472
3,785	PNC Financial Services Group, Inc. (The)	510,104
9,437	Regions Financial Corp.	143,725
3,760	SunTrust Banks, Inc.	224,735
12,640	US Bancorp	677,378
35,423	Wells Fargo & Co.	1,953,578
1,582	Zions Bancorporation	74,639

		11,036,790

Capital Goods – 7.4%
4,746	3M Co.	996,185
1,186	A.O. Smith Corp.	70,484
343	Acuity Brands, Inc.	58,749
740	Allegion plc	63,988
1,824	AMETEK, Inc.	120,457
2,985	Arconic, Inc.	74,267
4,407	Boeing Co. (The)	1,120,303
4,709	Caterpillar, Inc.	587,259
1,251	Cummins, Inc.	210,206
2,543	Deere & Co.	319,375
1,236	Dover Corp.	112,958
3,498	Eaton Corp. plc	268,611
5,041	Emerson Electric Co.	316,776
2,368	Fastenal Co.	107,933
1,025	Flowserve Corp.	43,655
1,113	Fluor Corp.	46,857
2,454	Fortive Corp.	173,719
1,257	Fortune Brands Home & Security, Inc.	84,508
2,201	General Dynamics Corp.	452,482
68,511	General Electric Co.	1,656,596
6,023	Honeywell International, Inc.	853,700
2,484	Illinois Tool Works, Inc.	367,533
2,051	Ingersoll-Rand plc	182,888
1,006	Jacobs Engineering Group, Inc.	58,620
7,337	Johnson Controls International plc	295,608
613	L3 Technologies, Inc.	115,508
1,994	Lockheed Martin Corp.	618,718
2,528	Masco Corp.	98,617
1,393	Northrop Grumman Corp.	400,794
2,759	PACCAR, Inc.	199,586
1,062	Parker-Hannifin Corp.	185,871

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
1,321	Pentair plc	$ 89,775
1,227	Quanta Services, Inc.*	45,853
2,286	Raytheon Co.	426,522
1,037	Rockwell Automation, Inc.	184,804
1,288	Rockwell Collins, Inc.	168,354
812	Roper Technologies, Inc.	197,641
478	Snap-on, Inc.	71,227
1,213	Stanley Black & Decker, Inc.	183,127
2,126	Textron, Inc.	114,549
373	TransDigm Group, Inc.	95,357
692	United Rentals, Inc.*	96,008
5,875	United Technologies Corp.	681,970
415	WW Grainger, Inc.	74,596
1,425	Xylem, Inc.	89,248

		12,781,842

Commercial & Professional Services – 0.6%
697	Cintas Corp.	100,563
957	Equifax, Inc.	101,432
2,597	IHS Markit Ltd.*	114,476
2,741	Nielsen Holdings plc	113,615
1,870	Republic Services, Inc.	123,532
1,037	Robert Half International, Inc.	52,203
647	Stericycle, Inc.*	46,338
1,243	Verisk Analytics, Inc.*	103,405
3,237	Waste Management, Inc.	253,360

		1,008,924

Consumer Durables & Apparel – 1.1%
2,290	Coach, Inc.	92,241
2,680	DR Horton, Inc.	107,012
923	Garmin Ltd.	49,814
3,009	Hanesbrands, Inc.	74,142
886	Hasbro, Inc.	86,536
1,075	Leggett & Platt, Inc.	51,310
1,593	Lennar Corp. Class A	84,110
2,776	Mattel, Inc.	42,973
1,268	Michael Kors Holdings Ltd.*	60,674
498	Mohawk Industries, Inc.*	123,260
3,891	Newell Brands, Inc.	166,029
10,365	NIKE, Inc. Class B	537,425
2,176	PulteGroup, Inc.	59,470
625	PVH Corp.	78,788
413	Ralph Lauren Corp.	36,464
1,605	Under Armour, Inc. Class A*(a)	26,450
1,616	Under Armour, Inc. Class C*(a)	24,272
2,570	VF Corp.	163,375
589	Whirlpool Corp.	108,635

		1,972,980

Consumer Services – 1.8%
3,199	Carnival Corp.	206,559
191	Chipotle Mexican Grill, Inc.*	58,796
1,000	Darden Restaurants, Inc.	78,780
1,623	H&R Block, Inc.	42,977
1,673	Hilton Worldwide Holdings, Inc.	116,190
2,450	Marriott International, Inc. Class A	270,137
6,415	McDonald’s Corp.	1,005,102
3,888	MGM Resorts International	126,710
1,323	Royal Caribbean Cruises Ltd.	156,828
11,417	Starbucks Corp.	613,207
825	Wyndham Worldwide Corp.	86,963

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
656	Wynn Resorts Ltd.	$ 97,692
2,660	Yum Brands, Inc.	195,803

		3,055,744

Diversified Financials – 5.4%
458	Affiliated Managers Group, Inc.	86,942
5,804	American Express Co.	525,030
1,217	Ameriprise Financial, Inc.	180,737
8,154	Bank of New York Mellon Corp. (The)	432,325
15,235	Berkshire Hathaway, Inc. Class B*	2,792,880
973	BlackRock, Inc.	435,019
3,886	Capital One Financial Corp.	328,989
896	CBOE Holdings, Inc.	96,436
9,412	Charles Schwab Corp. (The)	411,681
2,714	CME Group, Inc.	368,236
2,914	Discover Financial Services	187,895
2,263	E*TRADE Financial Corp.*	98,689
2,549	Franklin Resources, Inc.	113,456
2,849	Goldman Sachs Group, Inc. (The)(b)	675,754
4,634	Intercontinental Exchange, Inc.	318,356
3,275	Invesco Ltd.	114,756
2,680	Leucadia National Corp.	67,670
1,334	Moody’s Corp.	185,706
11,174	Morgan Stanley	538,252
905	Nasdaq, Inc.	70,201
2,165	Navient Corp.	32,518
1,740	Northern Trust Corp.	159,958
993	Raymond James Financial, Inc.	83,740
2,062	S&P Global, Inc.	322,311
2,789	State Street Corp.	266,461
5,848	Synchrony Financial	181,580
1,952	T. Rowe Price Group, Inc.	176,949

		9,252,527

Energy – 6.0%
4,390	Anadarko Petroleum Corp.	214,452
1,123	Andeavor	115,838
3,059	Apache Corp.	140,102
3,460	Baker Hughes a GE Co.	126,705
3,676	Cabot Oil & Gas Corp.	98,333
5,166	Chesapeake Energy Corp.*(a)	22,214
14,988	Chevron Corp.	1,761,090
760	Cimarex Energy Co.	86,389
1,139	Concho Resources, Inc.*	150,029
9,608	ConocoPhillips	480,880
4,184	Devon Energy Corp.	153,595
4,618	EOG Resources, Inc.	446,745
1,437	EQT Corp.	93,750
33,534	Exxon Mobil Corp.	2,749,117
6,848	Halliburton Co.	315,214
897	Helmerich & Payne, Inc.(a)	46,743
2,186	Hess Corp.	102,502
15,290	Kinder Morgan, Inc.	293,262
6,824	Marathon Oil Corp.	92,533
3,977	Marathon Petroleum Corp.	223,030
3,080	National Oilwell Varco, Inc.	110,048
1,619	Newfield Exploration Co.*	48,036
3,593	Noble Energy, Inc.	101,898
6,047	Occidental Petroleum Corp.	388,278
2,965	ONEOK, Inc.	164,291
3,387	Phillips 66	310,283

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,358	Pioneer Natural Resources Co.	$ 200,359
1,521	Range Resources Corp.	29,766
11,026	Schlumberger Ltd.	769,174
3,395	TechnipFMC plc*	94,788
3,466	Valero Energy Corp.	266,639
6,532	Williams Cos., Inc. (The)	196,025

		10,392,108

Food & Staples Retailing – 1.8%
3,460	Costco Wholesale Corp.	568,443
8,040	CVS Health Corp.	653,813
7,004	Kroger Co. (The)	140,500
3,914	Sysco Corp.	211,160
7,316	Walgreens Boots Alliance, Inc.	564,942
11,606	Wal-Mart Stores, Inc.	906,893

		3,045,751

Food, Beverage & Tobacco – 4.6%
15,192	Altria Group, Inc.	963,477
4,547	Archer-Daniels-Midland Co.	193,293
1,436	Brown-Forman Corp. Class B	77,975
1,507	Campbell Soup Co.	70,558
30,468	Coca-Cola Co. (The)	1,371,365
3,225	Conagra Brands, Inc.	108,811
1,374	Constellation Brands, Inc. Class A	274,044
1,477	Dr. Pepper Snapple Group, Inc.	130,670
4,633	General Mills, Inc.	239,804
1,108	Hershey Co. (The)	120,960
2,176	Hormel Foods Corp.	69,937
878	JM Smucker Co. (The)	92,128
2,011	Kellogg Co.	125,426
4,698	Kraft Heinz Co. (The)	364,330
926	McCormick & Co., Inc. (Non-Voting)	95,045
1,484	Molson Coors Brewing Co. Class B	121,154
12,021	Mondelez International, Inc. Class A	488,774
3,219	Monster Beverage Corp.*	177,850
11,354	PepsiCo, Inc.	1,265,176
12,347	Philip Morris International, Inc.	1,370,640
2,307	Tyson Foods, Inc. Class A	162,528

		7,883,945

Health Care Equipment & Services – 5.6%
13,770	Abbott Laboratories	734,767
2,637	Aetna, Inc.	419,309
560	Align Technology, Inc.*	104,311
1,339	AmerisourceBergen Corp.	110,802
2,067	Anthem, Inc.	392,482
3,898	Baxter International, Inc.	244,600
1,817	Becton Dickinson and Co.	356,041
10,923	Boston Scientific Corp.*	318,624
2,492	Cardinal Health, Inc.	166,765
1,386	Centene Corp.*	134,123
2,394	Cerner Corp.*	170,740
1,981	Cigna Corp.	370,328
395	Cooper Cos., Inc. (The)	93,658
588	CR Bard, Inc.	188,454
4,874	Danaher Corp.	418,092
1,218	DaVita, Inc.*	72,337
1,815	DENTSPLY SIRONA, Inc.	108,555
1,687	Edwards Lifesciences Corp.*	184,406
912	Envision Healthcare Corp.*	40,994

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
4,544	Express Scripts Holding Co.*	$ 287,726
2,295	HCA Healthcare, Inc.*	182,659
1,242	Henry Schein, Inc.*	101,832
2,080	Hologic, Inc.*	76,315
1,144	Humana, Inc.	278,713
716	IDEXX Laboratories, Inc.*	111,331
293	Intuitive Surgical, Inc.*	306,443
803	Laboratory Corp. of America Holdings*	121,229
1,688	McKesson Corp.	259,294
10,739	Medtronic plc	835,172
642	Patterson Cos., Inc.	24,813
1,088	Quest Diagnostics, Inc.	101,880
1,142	ResMed, Inc.	87,888
2,483	Stryker Corp.	352,636
7,662	UnitedHealth Group, Inc.	1,500,603
730	Universal Health Services, Inc. Class B	80,986
711	Varian Medical Systems, Inc.*	71,143
1,632	Zimmer Biomet Holdings, Inc.	191,091

		9,601,142

Household & Personal Products – 1.8%
2,035	Church & Dwight Co., Inc.	98,596
1,035	Clorox Co. (The)	136,527
7,040	Colgate-Palmolive Co.	512,864
3,784	Coty, Inc. Class A	62,550
1,767	Estee Lauder Cos., Inc. (The) Class A	190,553
2,835	Kimberly-Clark Corp.	333,623
20,236	Procter & Gamble Co. (The)	1,841,071

		3,175,784

Insurance – 2.7%
3,129	Aflac, Inc.	254,669
2,841	Allstate Corp. (The)	261,116
6,962	American International Group, Inc.	427,397
2,004	Aon plc	292,784
1,466	Arthur J Gallagher & Co.	90,232
463	Assurant, Inc.	44,226
795	Brighthouse Financial, Inc.*	48,336
3,718	Chubb Ltd.	530,001
1,225	Cincinnati Financial Corp.	93,798
335	Everest Re Group Ltd.	76,511
2,914	Hartford Financial Services Group, Inc. (The)	161,523
1,806	Lincoln National Corp.	132,705
2,262	Loews Corp.	108,259
4,095	Marsh & McLennan Cos., Inc.	343,202
8,398	MetLife, Inc.	436,276
2,104	Principal Financial Group, Inc.	135,371
4,601	Progressive Corp. (The)	222,781
3,412	Prudential Financial, Inc.	362,764
905	Torchmark Corp.	72,482
2,173	Travelers Cos., Inc. (The)	266,236
1,797	Unum Group	91,881
1,018	Willis Towers Watson plc	157,006
2,055	XL Group Ltd.	81,070

		4,690,626

Materials – 3.0%
1,710	Air Products & Chemicals, Inc.	258,586

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
874	Albemarle Corp.	$ 119,135
688	Avery Dennison Corp.	67,658
2,742	Ball Corp.	113,245
1,827	CF Industries Holdings, Inc.	64,237
18,548	DowDuPont, Inc.	1,284,078
1,141	Eastman Chemical Co.	103,249
2,048	Ecolab, Inc.	263,393
1,065	FMC Corp.	95,115
10,104	Freeport-McMoRan, Inc.*	141,860
653	International Flavors & Fragrances, Inc.	93,320
3,291	International Paper Co.	186,995
2,547	LyondellBasell Industries NV Class A	252,280
509	Martin Marietta Materials, Inc.	104,971
3,488	Monsanto Co.	417,932
2,830	Mosaic Co. (The)	61,100
4,246	Newmont Mining Corp.	159,268
2,544	Nucor Corp.	142,566
759	Packaging Corp. of America	87,042
2,063	PPG Industries, Inc.	224,166
2,257	Praxair, Inc.	315,393
1,601	Sealed Air Corp.	68,395
651	Sherwin-Williams Co. (The)	233,084
1,082	Vulcan Materials Co.	129,407
2,063	WestRock Co.	117,034

		5,103,509

Media – 2.8%
2,958	CBS Corp. (Non-Voting) Class B	171,564
1,601	Charter Communications, Inc. Class A*	581,836
37,211	Comcast Corp. Class A	1,431,879
1,181	Discovery Communications, Inc. Class A*	25,144
1,693	Discovery Communications, Inc. Class C*	34,300
1,800	DISH Network Corp. Class A*	97,614
3,281	Interpublic Group of Cos., Inc. (The)	68,212
3,213	News Corp. Class A	42,604
1,017	News Corp. Class B	13,882
1,865	Omnicom Group, Inc.	138,141
742	Scripps Networks Interactive, Inc. Class A	63,730
6,187	Time Warner, Inc.	633,858
8,502	Twenty-First Century Fox, Inc. Class A	224,283
3,394	Twenty-First Century Fox, Inc. Class B	87,531
2,857	Viacom, Inc. Class B	79,539
12,270	Walt Disney Co. (The)	1,209,454

		4,903,571

Pharmaceuticals, Biotechnology & Life Sciences – 8.8%
12,627	AbbVie, Inc.	1,122,035
2,507	Agilent Technologies, Inc.	160,949
1,796	Alexion Pharmaceuticals, Inc.*	251,961
2,663	Allergan plc	545,782
5,788	Amgen, Inc.	1,079,173
1,673	Biogen, Inc.*	523,850
12,998	Bristol-Myers Squibb Co.	828,492
6,226	Celgene Corp.*	907,875

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
7,648	Eli Lilly & Co.	$ 654,210
10,337	Gilead Sciences, Inc.	837,504
1,162	Illumina, Inc.*	231,470
1,335	Incyte Corp.*	155,848
21,251	Johnson & Johnson	2,762,842
21,634	Merck & Co., Inc.	1,385,225
208	Mettler-Toledo International, Inc.*	130,241
4,263	Mylan NV*	133,730
857	PerkinElmer, Inc.	59,107
1,026	Perrigo Co. plc	86,851
47,211	Pfizer, Inc.	1,685,433
1,097	Quintiles IMS Holdings, Inc.*	104,292
605	Regeneron Pharmaceuticals, Inc.*	270,508
3,115	Thermo Fisher Scientific, Inc.	589,358
1,988	Vertex Pharmaceuticals, Inc.*	302,256
645	Waters Corp.*	115,790
3,885	Zoetis, Inc.	247,708

		15,172,490

Real Estate – 2.9%
743	Alexandria Real Estate Equities, Inc. (REIT)	88,395
3,395	American Tower Corp. (REIT)	464,029
1,262	Apartment Investment & Management Co. Class A (REIT)	55,351
1,095	AvalonBay Communities, Inc. (REIT)	195,370
1,235	Boston Properties, Inc. (REIT)	151,757
2,492	CBRE Group, Inc. Class A*	94,397
3,133	Crown Castle International Corp. (REIT)	313,237
1,627	Digital Realty Trust, Inc. (REIT)	192,523
2,864	Duke Realty Corp. (REIT)	82,541
598	Equinix, Inc. (REIT)	266,887
2,917	Equity Residential (REIT)	192,318
515	Essex Property Trust, Inc. (REIT)	130,825
1,008	Extra Space Storage, Inc. (REIT)	80,559
562	Federal Realty Investment Trust (REIT)	69,806
4,808	GGP, Inc. (REIT)	99,862
3,709	HCP, Inc. (REIT)	103,222
5,845	Host Hotels & Resorts, Inc. (REIT)	108,074
1,967	Iron Mountain, Inc. (REIT)	76,516
3,427	Kimco Realty Corp. (REIT)	66,998
917	Macerich Co. (The) (REIT)	50,408
925	Mid-America Apartment Communities, Inc. (REIT)	98,864
4,246	Prologis, Inc. (REIT)	269,451
1,200	Public Storage (REIT)	256,788
2,160	Realty Income Corp. (REIT)	123,530
1,137	Regency Centers Corp. (REIT)	70,540
963	SBA Communications Corp. (REIT)*	138,720
2,448	Simon Property Group, Inc. (REIT)	394,153
760	SL Green Realty Corp. (REIT)	77,003
2,104	UDR, Inc. (REIT)	80,015
2,801	Ventas, Inc. (REIT)	182,429
1,416	Vornado Realty Trust (REIT)	108,862
2,898	Welltower, Inc. (REIT)	203,671
6,040	Weyerhaeuser Co. (REIT)	205,541

		5,092,642

Shares	Description	Value
Common Stocks – (continued)
Retailing – 5.3%
607	Advance Auto Parts, Inc.	$ 60,214
3,157	Amazon.com, Inc.*	3,034,982
222	AutoZone, Inc.*	132,115
2,110	Best Buy Co., Inc.	120,186
1,465	CarMax, Inc.*	111,062
1,985	Dollar General Corp.	160,884
1,923	Dollar Tree, Inc.*	166,955
972	Expedia, Inc.	139,910
1,065	Foot Locker, Inc.	37,509
1,834	Gap, Inc. (The)	54,158
1,137	Genuine Parts Co.	108,754
9,326	Home Depot, Inc. (The)	1,525,361
1,416	Kohl’s Corp.	64,640
1,960	L Brands, Inc.	81,556
2,396	LKQ Corp.*	86,232
6,680	Lowe’s Cos., Inc.	533,999
2,445	Macy’s, Inc.	53,350
3,437	Netflix, Inc.*	623,300
849	Nordstrom, Inc.	40,030
686	O’Reilly Automotive, Inc.*	147,744
387	Priceline Group, Inc. (The)*	708,527
3,108	Ross Stores, Inc.	200,684
442	Signet Jewelers Ltd.	29,415
4,293	Target Corp.	253,330
828	Tiffany & Co.	75,994
5,017	TJX Cos., Inc. (The)	369,903
984	Tractor Supply Co.	62,277
829	TripAdvisor, Inc.*	33,599
456	Ulta Beauty, Inc.*	103,083

		9,119,753

Semiconductors & Semiconductor Equipment – 3.7%
6,445	Advanced Micro Devices, Inc.*	82,174
2,926	Analog Devices, Inc.	252,133
8,549	Applied Materials, Inc.	445,317
3,205	Broadcom Ltd.	777,341
37,244	Intel Corp.	1,418,252
1,275	KLA-Tencor Corp.	135,150
1,281	Lam Research Corp.	237,036
1,737	Microchip Technology, Inc.	155,948
8,856	Micron Technology, Inc.*	348,306
4,723	NVIDIA Corp.	844,331
1,028	Qorvo, Inc.*	72,659
11,715	QUALCOMM, Inc.	607,306
1,478	Skyworks Solutions, Inc.	150,608
7,841	Texas Instruments, Inc.	702,867
2,000	Xilinx, Inc.	141,660

		6,371,088

Software & Services – 13.8%
4,919	Accenture plc Class A	664,409
6,001	Activision Blizzard, Inc.	387,125
3,901	Adobe Systems, Inc.*	581,951
1,353	Akamai Technologies, Inc.*	65,918
372	Alliance Data Systems Corp.	82,417
2,355	Alphabet, Inc. Class A*	2,293,111
2,389	Alphabet, Inc. Class C*	2,291,314
698	ANSYS, Inc.*	85,666
1,742	Autodesk, Inc.*	195,557
3,504	Automatic Data Processing, Inc.	383,057
2,472	CA, Inc.	82,515
2,227	Cadence Design Systems, Inc.*	87,900

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
1,194	Citrix Systems, Inc.*	$ 91,723
4,682	Cognizant Technology Solutions Corp. Class A	339,632
1,121	CSRA, Inc.	36,175
2,273	DXC Technology Co.	195,205
7,848	eBay, Inc.*	301,834
2,462	Electronic Arts, Inc.*	290,664
18,769	Facebook, Inc. Class A*	3,207,059
2,641	Fidelity National Information Services, Inc.	246,643
1,651	Fiserv, Inc.*	212,913
748	Gartner, Inc.*	93,059
1,203	Global Payments, Inc.	114,321
6,791	International Business Machines Corp.	985,238
1,950	Intuit, Inc.	277,173
7,396	Mastercard, Inc. Class A	1,044,315
61,004	Microsoft Corp.	4,544,188
23,871	Oracle Corp.	1,154,163
2,565	Paychex, Inc.	153,797
8,947	PayPal Holdings, Inc.*	572,876
1,405	Red Hat, Inc.*	155,758
5,335	salesforce.com, Inc.*	498,396
4,969	Symantec Corp.	163,033
1,181	Synopsys, Inc.*	95,106
1,361	Total System Services, Inc.	89,146
706	VeriSign, Inc.*	75,111
14,521	Visa, Inc. Class A	1,528,190
3,541	Western Union Co. (The)	67,987

		23,734,645

Technology Hardware & Equipment – 5.6%
2,426	Amphenol Corp. Class A	205,337
40,917	Apple, Inc.	6,306,128
39,738	Cisco Systems, Inc.	1,336,389
7,085	Corning, Inc.	211,983
530	F5 Networks, Inc.*	63,897
1,120	FLIR Systems, Inc.	43,579
960	Harris Corp.	126,413
13,249	Hewlett Packard Enterprise Co.	194,893
13,130	HP, Inc.	262,075
3,102	Juniper Networks, Inc.	86,329
1,293	Motorola Solutions, Inc.	109,737
2,164	NetApp, Inc.	94,696
2,413	Seagate Technology plc	80,039
2,811	TE Connectivity Ltd.	233,482
2,331	Western Digital Corp.	201,398
1,790	Xerox Corp.	59,589

		9,615,964

Telecommunication Services – 2.1%
48,644	AT&T, Inc.	1,905,385
4,447	CenturyLink, Inc.(a)	84,048
2,344	Level 3 Communications, Inc.*	124,912
32,277	Verizon Communications, Inc.	1,597,389

		3,711,734

Transportation – 2.2%
959	Alaska Air Group, Inc.	73,143
3,450	American Airlines Group, Inc.	163,841
1,168	CH Robinson Worldwide, Inc.	88,885
7,213	CSX Corp.	391,377

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
5,302	Delta Air Lines, Inc.	$ 255,663
1,416	Expeditors International of Washington, Inc.	84,762
1,958	FedEx Corp.	441,686
667	JB Hunt Transport Services, Inc.	74,090
827	Kansas City Southern	89,878
2,314	Norfolk Southern Corp.	306,003
4,383	Southwest Airlines Co.	245,360
6,340	Union Pacific Corp.	735,250
2,015	United Continental Holdings, Inc.*	122,673
5,447	United Parcel Service, Inc. Class B	654,130

		3,726,741

Utilities – 3.1%
5,392	AES Corp.	59,420
1,855	Alliant Energy Corp.	77,112
1,901	Ameren Corp.	109,954
3,956	American Electric Power Co., Inc.	277,869
1,405	American Water Works Co., Inc.	113,679
3,551	CenterPoint Energy, Inc.	103,725
2,283	CMS Energy Corp.	105,749
2,413	Consolidated Edison, Inc.	194,681
5,054	Dominion Energy, Inc.	388,804
1,431	DTE Energy Co.	153,632
5,516	Duke Energy Corp.	462,903
2,602	Edison International	200,796
1,465	Entergy Corp.	111,867
2,578	Eversource Energy	155,814
7,473	Exelon Corp.	281,508
3,625	FirstEnergy Corp.	111,759
3,728	NextEra Energy, Inc.	546,338
2,594	NiSource, Inc.	66,381
2,439	NRG Energy, Inc.	62,414
4,048	PG&E Corp.	275,628
870	Pinnacle West Capital Corp.	73,567
5,487	PPL Corp.	208,232
3,993	Public Service Enterprise Group, Inc.	184,676
1,159	SCANA Corp.	56,200
2,006	Sempra Energy	228,945
7,904	Southern Co. (The)	388,403
2,544	WEC Energy Group, Inc.	159,712
3,993	Xcel Energy, Inc.	188,949

		5,348,717

TOTAL COMMON STOCKS (Cost $67,162,870)		$171,009,226

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment – 0.0% (c)(d)
U.S Government Obligation – 0.0%

U.S. Treasury Bills
$50,000	0.000%	02/01/2018	$ 49,821
(Cost $49,809)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $67,212,679)			$171,059,047

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
196,550	0.927%	$ 196,550
(Cost $196,550)

TOTAL INVESTMENTS – 99.3% (Cost $67,409,229)		$171,255,597

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,120,624

NET ASSETS – 100.0%		$172,376,221

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	10	12/15/2017	$1,258,050	$15,127

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 35.1%
199,644	iShares Core S&P 500 Fund	$ 50,495,957
873,174	iShares MSCI Emerging Markets Fund(a)	39,126,927
201,862	Vanguard S&P 500 Fund	46,581,675

TOTAL EXCHANGE TRADED FUNDS (Cost $114,870,272)		$136,204,559

Shares	Distribution Rate		Value
Investment Companies(b) – 54.6%
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Shares
47,765,619	0.867%	12/31/49	$ 47,765,619
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Shares
47,765,619	0.859	12/31/49	47,765,619
Goldman Sachs Financial Square Government Fund — Institutional Shares
116,199,110	0.927		116,199,110

TOTAL INVESTMENT COMPANIES (Cost $211,730,348)			$211,730,348

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$347,934,907

Shares	Distribution Rate		Value
Securities Lending Reinvestment Vehicle (b) – 7.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
29,050,500	0.927%		$29,050,500

TOTAL INVESTMENTS – 97.2% (Cost $355,651,120)			$376,985,407

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			10,897,708

NET ASSETS – 100.0%			$387,883,115

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	616	12/15/2017	$26,035,082	$398,836
Euro-Bund	136	12/07/2017	25,880,490	(3,810)
FTSE 100 Index	198	12/15/2017	19,446,629	(63,297)
Japan 10 Year Bond	57	12/13/2017	76,160,409	(371,571)
Russell 2000 E-Mini Index	86	12/15/2017	6,419,470	7,173
S&P 500 E-Mini Index	771	12/15/2017	96,995,655	433,062
TOPIX Index	135	12/07/2017	20,095,534	1,135,003

				$1,535,396

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 22.8%
Federal Farm Credit Bank (1 Mo. LIBOR - 0.09%)
$1,000,000	1.143	%(a)	03/28/19	$ 1,000,000
Federal Farm Credit Bank (3 Mo. LIBOR - 0.14%)
1,700,000	1.195	(a)(b)	09/30/19	1,699,830
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)(a)
800,000	1.143		02/19/19	799,911
800,000	1.138	(b)	07/05/19	799,972
Federal Farm Credit Bank (Prime Rate - 3.08%)(a)
250,000	1.170		06/27/19	249,978
1,600,000	1.170		07/17/19	1,599,713
Federal Farm Credit Bank (Prime Rate - 3.12%)
1,000,000	1.130	(a)	01/24/19	999,855
Federal Home Loan Bank (1 Mo. LIBOR - 0.02%)
3,000,000	1.223	(a)	12/26/17	3,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.05%)
2,800,000	1.186	(a)	07/13/18	2,800,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.08%)
13,000,000	1.157	(a)	03/19/19	13,000,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.09%)
1,200,000	1.147	(a)	01/14/19	1,200,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.14%)
1,300,000	1.094	(a)	05/18/18	1,300,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.15%)
1,700,000	1.089	(a)	05/18/18	1,700,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.16%)
6,300,000	1.074	(a)	01/16/18	6,300,000
Federal Home Loan Bank (1 Mo. LIBOR - 0.17%)(a)
4,700,000	1.064		11/15/17	4,699,996
5,000,000	1.064		11/16/17	5,000,000
8,000,000	1.064		11/17/17	8,000,000
5,500,000	1.072		01/19/18	5,500,000
6,800,000	1.071		01/22/18	6,800,000
3,400,000	1.072		01/23/18	3,400,000
2,000,000	1.072		01/25/18	2,000,000
6,000,000	1.073		01/26/18	6,000,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.01%)(a)
4,000,000	1.247		06/19/18	4,000,000
2,710,000	1.244		06/28/18	2,710,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.11%)
2,000,000	1.207	(a)	02/05/18	2,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.15%)(a)
2,000,000	1.165		02/15/18	2,000,000
3,000,000	1.165		02/22/18	3,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.16%)
1,800,000	1.154	(a)	03/01/18	1,800,384
Federal Home Loan Bank (3 Mo. LIBOR - 0.17%)(a)
1,430,000	1.150		03/15/18	1,430,000
1,430,000	1.151		03/16/18	1,429,967
Federal Home Loan Bank (3 Mo. LIBOR - 0.18%)
1,500,000	1.137	(a)	11/08/17	1,500,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.21%)
1,500,000	1.114	(a)	12/19/17	1,500,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.22%)(a)
1,400,000	1.115		12/27/17	1,400,000
4,000,000	1.108		03/23/18	4,000,000
600,000	1.084		07/09/18	599,976
800,000	1.084		07/12/18	799,969

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank (3 Mo. LIBOR - 0.26%)
$3,000,000	1.039	%(a)	10/02/17	$ 3,000,000
Federal Home Loan Bank (3 Mo. LIBOR - 0.27%)
2,500,000	1.029	(a)	10/02/17	2,500,000
Federal Home Loan Bank Discount Note
9,200,000	1.160		01/19/18	9,168,122
Federal Home Loan Mortgage Corporation
2,470,000	0.750		01/12/18	2,468,225
Federal Home Loan Mortgage Corporation (3 Mo. LIBOR - 0.03%)(a)
3,000,000	1.274		01/08/18	3,000,000
1,000,000	1.274		01/12/18	1,000,000
Federal Home Loan Mortgage Corporation (3 Mo. LIBOR - 0.08%)
3,500,000	1.245	(a)	12/20/17	3,500,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$130,655,898

U.S. Treasury Obligations – 9.2%
United States Cash Management Bills
$100,000	1.067%		01/02/18	$ 99,730
600,000	1.072		01/02/18	598,373
United States Treasury Bills
200,000	1.135		01/25/18	199,285
6,000,000	1.145		01/25/18	5,978,347
4,200,000	1.150		01/25/18	4,184,775
3,000,000	1.072		02/01/18	2,989,237
1,000,000	1.150		02/01/18	996,156
300,000	1.130		02/08/18	298,803
2,100,000	1.140		02/08/18	2,091,545
200,000	1.114		02/22/18	199,128
25,000,000	1.207		03/22/18	24,859,055
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.27%)
2,000,000	1.325	(a)	01/31/18	2,001,979
United States Treasury Notes
4,800,000	4.250		11/15/17	4,818,993
800,000	2.250		11/30/17	801,629
2,900,000	2.625		01/31/18	2,913,985

TOTAL U.S. TREASURY OBLIGATIONS				$ 53,031,020

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$183,686,918

Repurchase Agreements(c) – 66.9%
Joint Repurchase Agreement Account III
$383,400,000	1.067%		10/02/17	$383,400,000
Maturity Value: $383,434,096

TOTAL INVESTMENTS – 98.9%				$567,086,918

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%				6,399,851

NET ASSETS – 100.0%				$573,486,769

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at September 30, 2017.

(b)	All or a portion represents a forward commitment.

(c)	Repurchase agreement was entered into on September 29, 2017. Additional information on Joint Repurchase Agreement Account III appears in the notes to the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rates
MMY	— Money Market Yield
Prime	— Federal Reserve Bank Prime Loan Rate US
T-Bill	— Treasury Bill

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Automobiles & Components – 0.6%
9,764	Delphi Automotive plc	$ 960,778

Banks – 3.8%
36,208	Eagle Bancorp, Inc.*	2,427,747
22,203	First Republic Bank	2,319,325
26,108	SunTrust Banks, Inc.	1,560,475

		6,307,547

Capital Goods – 18.0%
40,887	Fortive Corp.	2,894,391
27,337	Fortune Brands Home & Security, Inc.	1,837,867
10,790	Hubbell, Inc.	1,251,856
13,686	IDEX Corp.	1,662,438
16,602	John Bean Technologies Corp.	1,678,462
11,952	L3 Technologies, Inc.	2,252,115
33,313	Middleby Corp. (The)*	4,269,727
19,846	Roper Technologies, Inc.	4,830,516
65,207	Sensata Technologies Holding NV*	3,134,501
13,686	WABCO Holdings, Inc.*	2,025,528
31,112	Welbilt, Inc.*	717,132
59,913	Xylem, Inc.	3,752,351

		30,306,884

Consumer Durables & Apparel – 1.4%
18,096	PVH Corp.	2,281,182

Consumer Services – 3.8%
22,511	Bright Horizons Family Solutions, Inc.*	1,940,673
53,042	Dunkin’ Brands Group, Inc.	2,815,470
22,472	Yum Brands, Inc.	1,654,164

		6,410,307

Diversified Financials – 7.2%
10,066	Affiliated Managers Group, Inc.	1,910,829
44,254	Intercontinental Exchange, Inc.	3,040,250
40,029	Lazard Ltd. Class A	1,810,111
14,236	MSCI, Inc.	1,664,188
39,844	Northern Trust Corp.	3,662,859

		12,088,237

Energy – 1.8%
11,800	Concho Resources, Inc.*	1,554,296
14,729	Diamondback Energy, Inc.*	1,442,853

		2,997,149

Food, Beverage & Tobacco – 4.1%
66,120	Blue Buffalo Pet Products, Inc.*(a)	1,874,502
33,877	Brown-Forman Corp. Class B	1,839,521
7,767	Hershey Co. (The)	847,924
40,753	Monster Beverage Corp.*	2,251,603

		6,813,550

Health Care Equipment & Services – 3.8%
7,206	Cooper Cos., Inc. (The)	1,708,615
27,148	Edwards Lifesciences Corp.*	2,967,548
19,409	Nevro Corp.*	1,763,890

		6,440,053

Materials – 5.3%
14,090	Ashland Global Holdings, Inc.	921,345

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
30,434	Avery Dennison Corp.	$ 2,992,879
32,033	RPM International, Inc.	1,644,574
3,889	Sherwin-Williams Co. (The)	1,392,418
83,171	Valvoline, Inc.	1,950,360

		8,901,576

Media – 1.4%
43,780	Altice USA, Inc. Class A*	1,195,632
19,840	CBS Corp. (Non-Voting) Class B	1,150,720

		2,346,352

Pharmaceuticals, Biotechnology & Life Sciences – 12.7%
23,617	ACADIA Pharmaceuticals, Inc.*(a)	889,652
52,350	Agilent Technologies, Inc.	3,360,870
5,841	Agios Pharmaceuticals, Inc.*	389,887
33,515	Alkermes plc*	1,703,902
47,351	Exelixis, Inc.*	1,147,315
15,049	Illumina, Inc.*	2,997,761
13,673	Incyte Corp.*	1,596,186
4,747	Mettler-Toledo International, Inc.*	2,972,381
16,446	Neurocrine Biosciences, Inc.*(a)	1,007,811
15,758	Seattle Genetics, Inc.*	857,393
5,342	Vertex Pharmaceuticals, Inc.*	812,198
57,720	Zoetis, Inc.	3,680,227

		21,415,583

Real Estate Investment Trusts – 2.7%
4,512	Equinix, Inc.	2,013,705
17,793	SBA Communications Corp.*	2,563,082

		4,576,787

Retailing – 5.4%
23,454	Expedia, Inc.	3,375,969
21,563	Five Below, Inc.*	1,183,377
45,864	Ross Stores, Inc.	2,961,438
6,576	Ulta Beauty, Inc.*	1,486,571

		9,007,355

Semiconductors & Semiconductor Equipment – 6.1%
43,564	Advanced Micro Devices, Inc.*	555,441
36,090	Analog Devices, Inc.	3,109,875
18,455	Lam Research Corp.	3,414,913
11,649	Qorvo, Inc.*	823,352
33,195	Xilinx, Inc.	2,351,202

		10,254,783

Software & Services – 15.8%
18,533	Autodesk, Inc.*	2,080,515
77,936	Black Knight Financial Services, Inc. Class A*(a)	3,355,145
14,408	Electronic Arts, Inc.*	1,701,008
25,603	Fiserv, Inc.*	3,301,763
30,485	Global Payments, Inc.	2,896,989
41,359	GoDaddy, Inc. Class A*	1,799,530
20,813	Intuit, Inc.	2,958,360
18,910	Red Hat, Inc.*	2,096,363
11,346	ServiceNow, Inc.*	1,333,495
20,134	Splunk, Inc.*	1,337,502
38,953	Total System Services, Inc.	2,551,421
6,919	Tyler Technologies, Inc.*	1,206,120

		26,618,211

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – 3.3%
64,941	Amphenol Corp. Class A	$ 5,496,606

TOTAL COMMON STOCKS (Cost $118,222,830)		$163,222,940

Shares	Distribution Rate	Value
Investment Company(b) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,916,114	0.927%	$ 1,916,114
(Cost $1,916,114)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $120,138,944)		$165,139,054

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,649,865	0.927%	$ 3,649,865
(Cost $3,649,865)

TOTAL INVESTMENTS – 100.5% (Cost $123,788,809)		$168,788,919

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(780,001)

NET ASSETS – 100.0%		$168,008,918

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – 7.9%
Adjustable Rate FHLMC(a) – 2.9%
$204,595	3.533%	05/01/35	$ 214,844
103,321	3.343	09/01/35	109,411
223,196	3.485	12/01/36	235,764
458,125	3.930	04/01/37	479,347
498,034	3.192	01/01/38	526,565
401,026	3.428	01/01/38	417,078

			1,983,009

Adjustable Rate FNMA(a) – 2.5%
55,940	3.134	05/01/33	57,383
189,332	3.208	05/01/35	200,256
431,794	3.061	06/01/35	454,338
661,946	3.172	11/01/35	692,231
92,620	3.290	12/01/35	97,764
296,097	3.519	03/01/37	313,016

			1,814,988

Adjustable Rate GNMA(a) – 0.5%
311,991	2.625	04/20/33	319,958

Agency Multi-Family – 2.0%
FNMA
172,710	2.800	03/01/18	172,577
451,328	3.740	05/01/18	451,837
110,000	3.840	05/01/18	110,338
78,698	3.416	10/01/20	81,535
74,063	3.619	12/01/20	77,297
308,992	3.762	12/01/20	323,465
175,556	4.381	06/01/21	187,923

			1,404,972

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,539,040)			$5,522,927

Collateralized Mortgage Obligations(a) – 39.2%
Agency Multi-Family – 6.0%
FHLMC Multifamily Structured Pass-Through Certificates Series KF02, Class A1
$67,244	1.612%	07/25/20	$ 67,240
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF03, Class A
117,122	1.572	01/25/21	117,085
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KS02, Class A
1,010,193	1.612	08/25/23	1,010,189
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A(b)
1,499,917	1.602	05/25/24	1,507,199
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL(b)
1,498,102	1.582	08/25/25	1,496,524

			4,198,237

Regular Floater – 33.2%
FHLMC REMIC Series 3049, Class FP
224,651	1.584	10/15/35	223,867
FHLMC REMIC Series 3208, Class FB(b)
136,869	1.634	08/15/36	137,096
FHLMC REMIC Series 3208, Class FD(b)
203,936	1.634	08/15/36	204,954

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 3208, Class FG(b)
$821,216	1.634%	08/15/36	$ 825,316
FHLMC REMIC Series 3307, Class FT
1,282,157	1.474	07/15/34	1,282,675
FHLMC REMIC Series 3311, Class KF(b)
2,285,126	1.574	05/15/37	2,285,894
FHLMC REMIC Series 3371, Class FA(b)
516,772	1.834	09/15/37	521,729
FHLMC REMIC Series 4174, Class FB(b)
1,032,133	1.534	05/15/39	1,031,492
FHLMC REMIC Series 4320, Class FD
476,930	1.634	07/15/39	478,431
FHLMC REMIC Series 4477, Class FG
895,360	1.537	10/15/40	893,061
FHLMC REMIC Series 4508, Class CF
469,017	1.634	09/15/45	470,118
FHLMC REMIC Series 4631, Class GF
2,705,425	1.734	11/15/46	2,725,874
FHLMC REMIC Series 4637, Class QF(b)
2,318,034	2.237	04/15/44	2,330,403
FNMA REMIC Series 2006-82, Class F
278,825	1.807	09/25/36	281,019
FNMA REMIC Series 2006-96, Class FA
706,671	1.537	10/25/36	706,026
FNMA REMIC Series 2007-33, Class HF
121,742	1.587	04/25/37	122,025
FNMA REMIC Series 2007-36, Class F
197,087	1.467	04/25/37	196,243
FNMA REMIC Series 2007-85, Class FC
543,049	1.777	09/25/37	547,760
FNMA REMIC Series 2008-8, Class FB
673,992	2.057	02/25/38	680,421
FNMA REMIC Series 2011-63, Class FG
505,532	1.687	07/25/41	508,154
FNMA REMIC Series 2012-35, Class QF
1,426,845	1.637	04/25/42	1,431,223
FNMA REMIC Series 2016-1, Class FT
1,393,971	1.587	02/25/46	1,395,490
FNMA REMIC Series 2017-45, Class FA
992,814	1.547	06/25/47	992,105
GNMA REMIC Series 2005-48, Class AF
681,250	1.436	06/20/35	676,569
GNMA REMIC Series 2012-98, Class FA
648,770	1.636	08/20/42	651,081
NCUA Guaranteed Notes Trust Series 2011-R1, Class 1A(b)
1,588,627	1.681	01/08/20	1,591,668

			23,190,694

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,332,205)			$ 27,388,931

Commercial Mortgage-Backed Security(a) – 0.0%
Agency Multi-Family – 0.0%
FNMA ACES REMIC Series 2013-M11, Class FA
$4,277	1.567%	01/25/18	$ 4,275
(Cost $4,277)

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 48.0%
Automobile(b) – 4.7%
Ally Master Owner Trust Series 2017-3, Class A1
$1,350,000	1.664%	06/15/22	$ 1,351,662
Chesapeake Funding II LLC Series 2016-2A, Class A2(c)
465,632	2.234	06/15/28	468,326
Chesapeake Funding II LLC Series 2017-3A, Class A2(c)
550,000	1.574	08/15/29	550,648
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(c)
900,000	1.664	07/15/22	901,315

			3,271,951

Collateralized Loan Obligations(c) – 8.7%
Apidos CLO X Series 2012-10A, Class A(b)
225,032	2.731	10/30/22	225,267
BlueMountain CLO Ltd. Series 2014-2A, Class AR(b)
350,000	2.237	07/20/26	351,386
Bowman Park CLO Ltd. Series 2014-1A, Class AR
250,000	2.494	11/23/25	251,031
Cutwater Ltd. Series 2014-1A, Class A1AR(b)
350,000	2.554	07/15/26	351,750
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R(b)
350,000	2.435	04/18/26	350,546
Jamestown CLO VII Ltd. Series 2015-7A, Class A1(b)
1,300,000	2.864	07/25/27	1,300,620
Neuberger Berman CLO XIX Ltd. Series 2015-19A, Class A1R(b)
350,000	2.354	07/15/27	350,979
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(b)
233,611	2.234	04/17/25	233,703
OFSI Fund VI Ltd. Series 2014-6A, Class A1(b)
350,000	2.334	03/20/25	347,521
Parallel Ltd. Series 2015-1A, Class A(b)
300,000	2.757	07/20/27	300,105
Sound Point CLO XI Ltd. Series 2016-1A, Class A(b)
700,000	2.957	07/20/28	704,542
Voya CLO Ltd. Series 2014-4A, Class A1R(b)
500,000	2.254	10/14/26	500,519
WhiteHorse IX Ltd. Series 2014-9A, Class AR(b)
400,000	2.464	07/17/26	400,508
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class A1(b)
400,000	2.634	07/16/27	401,065

			6,069,542

Credit Card – 12.5%
BA Credit Card Trust Series 2014-A1, Class A
1,000,000	1.614	06/15/21	1,004,015
Capital One Multi-Asset Execution Trust Series 2016-A1, Class A1(b)
300,000	1.684	02/15/22	301,571
CARDS II Trust Series 2016-1A, Class A(b)(c)
300,000	1.934	07/15/21	301,246
CARDS II Trust Series 2017-1A, Class A(c)
300,000	1.604	04/18/22	300,736
Chase Issuance Trust Series 2013-A9, Class A(b)
2,000,000	1.654	11/16/20	2,008,096

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Credit Card – (continued)
Citibank Credit Card Issuance Trust Series 2013-A7, Class A7(b)
$900,000	1.665%	09/10/20	$ 903,449
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5(b)
1,400,000	1.856	04/22/26	1,414,074
Discover Card Execution Note Trust Series 2013-A1, Class A1(b)
1,500,000	1.534	08/17/20	1,501,424
Evergreen Credit Card Trust Series 2016-1, Class A(b)(c)
500,000	1.954	04/15/20	501,505
Trillium Credit Card Trust II Series 2016-1A, Class A(b)(c)
500,000	1.958	05/26/21	500,762

			8,736,878

Student Loans – 22.1%
Academic Loan Funding Trust Series 2013-1A, Class A(b)(c)
511,538	2.037	12/26/44	509,346
Access Group, Inc. Series 2015-1, Class A(b)(c)
221,736	1.937	07/25/56	222,007
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
486,421	2.037	02/25/41	486,272
ECMC Group Student Loan Trust Series 2016-1A, Class A(b)(c)
269,694	2.587	07/26/66	269,864
Edsouth Indenture No. 1 LLC Series 2010-1, Class A1(b)(c)
561,344	2.164	07/25/23	561,705
Edsouth Indenture No. 4 LLC Series 2013-1, Class A(b)(c)
86,210	1.807	02/26/29	85,948
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b)(c)
277,791	1.937	02/25/39	274,260
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)
273,497	2.037	06/25/26	273,781
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(c)
500,000	2.037	04/26/32	492,074
Educational Funding of the South, Inc. Series 2011-1, Class A2(b)
549,359	1.964	04/25/35	548,080
Educational Funding of the South, Inc. Series 2012-1, Class A(b)
370,323	2.287	03/25/36	372,191
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(b)(c)
639,893	2.237	02/25/25	641,180
GCO Education Loan Funding Master Trust-II Series 2006-2A, Class A3L(b)(c)
11,537	1.437	08/25/28	11,536
GCO Education Loan Funding Trust Series 2006-1, Class A8L
335,642	1.447	05/25/25	334,973
Goal Capital Funding Trust Series 2007-1, Class A3
9,981	1.418	09/25/28	9,976
Higher Education Funding I Series 2005-1, Class A4
19,010	1.457	02/25/30	19,005
Higher Education Funding I Series 2014-1, Class A(b)(c)
272,737	2.367	05/25/34	271,645
Illinois Student Assistance Commission Series 2010-1, Class A3(b)
200,000	2.214	07/25/45	200,652
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
672,642	1.987	12/01/31	671,292
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(b)
812,770	2.236	05/20/30	817,089
Navient Student Loan Trust Series 2016-2A, Class A1(b)(c)
201,495	1.987	06/25/65	202,147
Navient Student Loan Trust Series 2016-5A, Class A(b)(c)
1,231,387	2.487	06/25/65	1,256,085

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loans – (continued)
Navient Student Loan Trust Series 2016-7A, Class A(b)(c)
$271,302	2.387%	03/25/66	$ 274,589
Nelnet Student Loan Trust Series 2005-4, Class A3(b)
35,256	1.417	06/22/26	35,244
Nelnet Student Loan Trust Series 2006-1, Class A5(b)
1,148,087	1.424	08/23/27	1,144,864
Nelnet Student Loan Trust Series 2006-2, Class A5(b)
335,545	1.414	01/25/30	335,104
Nelnet Student Loan Trust Series 2013-5A, Class A(b)(c)
94,706	1.867	01/25/37	94,013
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(b)
200,000	2.164	10/25/37	195,628
North Carolina State Education Assistance Authority Series 2010-1, Class A1(b)
119,481	2.214	07/25/41	119,061
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2(b)
307,907	2.249	07/01/24	309,252
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3(b)
598,520	1.454	10/25/35	577,694
Scholar Funding Trust Series 2010-A, Class A(b)(c)
247,184	2.064	10/28/41	245,571
Scholar Funding Trust Series 2011-A, Class A(b)(c)
242,524	2.214	10/28/43	241,997
SLM Student Loan Trust Series 2003-12, Class A5(b)(c)
32,974	1.600	09/15/22	32,992
SLM Student Loan Trust Series 2003-14, Class A5(b)
23,863	1.544	01/25/23	23,875
SLM Student Loan Trust Series 2005-5, Class A4(b)
1,100,000	1.454	10/25/28	1,094,560
SLM Student Loan Trust Series 2005-9, Class A6(b)
392,798	1.864	10/26/26	393,809
SLM Student Loan Trust Series 2006-2, Class A5(b)
198,222	1.424	07/25/25	198,212
SLM Student Loan Trust Series 2007-1, Class A5(b)
823,879	1.404	01/26/26	822,191
SLM Student Loan Trust Series 2008-5, Class A4(b)
152,482	3.014	07/25/23	156,865
SLM Student Loan Trust Series 2013-3, Class A2(b)
8,606	1.537	05/26/20	8,609
SLM Student Loan Trust Series 2014-1, Class A2(b)
11,981	1.617	07/26/21	11,985
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(b)
116,362	2.149	10/01/24	116,789
Utah State Board of Regents Series 2015-1, Class A(b)
433,266	1.837	02/25/43	432,295
Wachovia Student Loan Trust Series 2005-1, Class A5(b)
34,901	1.444	01/26/26	34,890

			15,431,197

TOTAL ASSET-BACKED SECURITIES (Cost $33,362,144)			$33,509,568

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond(b)(c)(d) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017
	(1 Mo. LIBOR + 0.50%),
$99,764	1.737%	01/25/33	$ 100,273
(Cost $99,764)

U.S. Treasury Obligation – 2.0%
U.S. Treasury Inflation Linked Notes (TIPS)
$1,358,877	0.125%	04/15/20	$ 1,365,984
(Cost $1,365,230)

Shares	Distribution Rate		Value
Investment Company(e) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
$375,593	0.927%		$ 375,593
(Cost $375,593)

TOTAL INVESTMENTS – 97.7% (Cost $68,078,253)			$68,267,551

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			1,586,521

NET ASSETS – 100.0%			$69,854,072

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect on September 30, 2017.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,655,093, which represents approximately 22.4% of net assets as of September 30, 2017 and are unaudited.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2017.

(e)	Represents an affiliated issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation-Protected Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Eurodollar	1	12/18/2017	$246,300	$(1,024)
3 Month Eurodollar	1	03/19/2018	246,025	(1,236)
3 Month Eurodollar	1	06/18/2018	245,750	(1,430)
U.S. Treasury 10 Year Note	40	12/19/2017	5,012,500	(54,007)
U.S. Treasury Ultra Bond	2	12/19/2017	330,250	(4,973)

Total				$(62,670)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(3)	12/19/2017	(402,984)	4,720
U.S. Treasury 2 Year Note	(7)	12/29/2017	(1,509,922)	4,242
U.S. Treasury 5 Year Note	(33)	12/29/2017	(3,877,500)	25,723
U.S. Treasury Long Bond	(12)	12/19/2017	(1,833,750)	26,038

Total				$60,723

Total futures contracts				$(1,947)

SWAP CONTRACTS — At September 30, 2017, the fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.143%(b)	3 Month LIBOR	07/03/2023	USD	120,000	$(5)	$(201)	$196
3 Month LIBOR(c)	2.378%	07/03/2028	USD	460,000	(57)	—	(57)
2.560(b)	3 Month LIBOR	07/03/2048	USD	190,000	285	—	285

					$223	$(201)	$424

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2017.

(b)	Payments made semi-annually.

(c)	Payments made quarterly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Automobiles & Components – 0.7%
119,914	Volkswagen AG ADR	$ 4,053,693

Banks – 17.3%
1,072,181	Bank of America Corp.	27,169,066
298,626	Citizens Financial Group, Inc.	11,308,967
195,313	JPMorgan Chase & Co.	18,654,345
143,950	SunTrust Banks, Inc.	8,603,891
516,012	Wells Fargo & Co.	28,458,062

		94,194,331

Capital Goods – 7.3%
174,293	Emerson Electric Co.	10,952,572
830,695	General Electric Co.	20,086,205
86,626	Textron, Inc.	4,667,409
26,864	WABCO Holdings, Inc.*	3,975,872

		39,682,058

Consumer Durables & Apparel – 1.0%
130,183	Coach, Inc.	5,243,771

Diversified Financials – 2.6%
118,320	Capital One Financial Corp.	10,016,971
87,948	Morgan Stanley	4,236,455

		14,253,426

Energy – 10.3%
178,476	BP plc ADR	6,858,833
157,369	ConocoPhillips	7,876,318
352,113	Exxon Mobil Corp.	28,866,224
97,037	Halliburton Co.	4,466,613
1,263,698	Southwestern Energy Co.*	7,721,195

		55,789,183

Food & Staples Retailing – 0.7%
44,741	CVS Health Corp.	3,638,338

Food, Beverage & Tobacco – 2.0%
43,390	Anheuser-Busch InBev SA/NV ADR	5,176,427
70,838	Kraft Heinz Co. (The)	5,493,487

		10,669,914

Health Care Equipment & Services – 3.5%
152,563	Abbott Laboratories	8,140,762
32,355	Aetna, Inc.	5,144,768
74,667	Medtronic plc	5,806,853

		19,092,383

Household & Personal Products – 2.8%
169,023	Procter & Gamble Co. (The)	15,377,713

Insurance – 7.3%
248,209	American International Group, Inc.	15,237,550
113,551	Brighthouse Financial, Inc.*	6,903,901
339,740	MetLife, Inc.	17,649,493

		39,790,944

Materials – 4.4%
128,254	Ball Corp.	5,296,890
176,961	DowDuPont, Inc.	12,251,010

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
114,045	Nucor Corp.	$ 6,391,082

		23,938,982

Media – 3.6%
99,341	DISH Network Corp. Class A*	5,387,263
287,423	Liberty Global plc Class C*	9,398,732
172,024	Viacom, Inc. Class B	4,789,148

		19,575,143

Pharmaceuticals, Biotechnology & Life Sciences – 11.6%
86,346	Allergan plc	17,696,613
51,998	BioMarin Pharmaceutical, Inc.*	4,839,454
123,225	Bristol-Myers Squibb Co.	7,854,361
18,479	Celgene Corp.*	2,694,608
70,661	Johnson & Johnson	9,186,636
42,956	Merck & Co., Inc.	2,750,473
447,079	Pfizer, Inc.	15,960,720
13,724	Vertex Pharmaceuticals, Inc.*	2,086,597

		63,069,462

Real Estate Investment Trust – 2.6%
487,176	DDR Corp.	4,462,532
32,375	Simon Property Group, Inc.	5,212,699
55,371	Vornado Realty Trust	4,256,922

		13,932,153

Retailing – 2.5%
27,933	Expedia, Inc.	4,020,676
68,790	Lowe’s Cos., Inc.	5,499,073
54,587	TJX Cos., Inc. (The)	4,024,699

		13,544,448

Semiconductors & Semiconductor Equipment – 1.1%
153,006	Marvell Technology Group Ltd.	2,738,807
34,481	Texas Instruments, Inc.	3,090,877

		5,829,684

Software & Services – 4.8%
11,553	Alphabet, Inc. Class A*	11,249,387
206,377	Oracle Corp.	9,978,328
79,445	Symantec Corp.	2,606,591
20,280	Visa, Inc. Class A	2,134,267

		25,968,573

Technology Hardware & Equipment – 2.8%
454,704	Cisco Systems, Inc.	15,291,696

Telecommunication Services – 4.8%
421,023	AT&T, Inc.	16,491,471
354,799	CenturyLink, Inc.(a)	6,705,701
49,499	T-Mobile U.S., Inc.*	3,052,108

		26,249,280

Transportation – 2.9%
62,154	CH Robinson Worldwide, Inc.(a)	4,729,920
205,347	JetBlue Airways Corp.*	3,805,080
67,280	Kansas City Southern	7,311,990

		15,846,990

Utilities – 1.3%
107,812	FirstEnergy Corp.	3,323,844

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
52,210	PG&E Corp.	$ 3,554,979

		6,878,823

TOTAL COMMON STOCKS (Cost $455,201,292)		$531,910,988

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
279	0.927%	$ 279
(Cost $279)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $455,201,571)		$531,911,267

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,012,289	0.927%	$ 7,012,289
(Cost $7,012,289)

TOTAL INVESTMENTS – 99.2% (Cost $462,213,860)		$538,923,556

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		4,300,131

NET ASSETS – 100.0%		$543,223,687

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE MID CAP VALUE FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.7%
Banks – 9.1%
466,443	Citizens Financial Group, Inc.	$ 17,664,196
506,157	First Horizon National Corp.	9,692,907
1,007,316	Huntington Bancshares, Inc.	14,062,131
78,584	Signature Bank*	10,061,895
296,637	SunTrust Banks, Inc.	17,729,994

		69,211,123

Capital Goods – 8.7%
86,584	AMETEK, Inc.	5,718,008
170,779	Jacobs Engineering Group, Inc.	9,951,292
57,960	L3 Technologies, Inc.	10,921,403
107,241	Stanley Black & Decker, Inc.	16,190,174
126,767	Terex Corp.	5,707,050
220,370	Trinity Industries, Inc.	7,029,803
136,995	Wabtec Corp.(a)	10,377,371

		65,895,101

Consumer Durables & Apparel – 5.0%
212,020	Coach, Inc.	8,540,165
73,819	Lennar Corp. Class A	3,897,643
22,943	Mohawk Industries, Inc.*	5,678,622
227,164	Newell Brands, Inc.	9,693,088
52,381	PVH Corp.	6,603,149
93,510	Toll Brothers, Inc.	3,877,860

		38,290,527

Consumer Services – 1.1%
263,142	MGM Resorts International	8,575,798

Diversified Financials – 4.8%
61,483	Ameriprise Financial, Inc.	9,130,840
138,826	E*TRADE Financial Corp.*	6,054,202
542,711	SLM Corp.*	6,224,895
291,967	Starwood Property Trust, Inc. (REIT)	6,341,523
268,213	Synchrony Financial	8,328,014

		36,079,474

Energy – 7.1%
59,089	Andeavor	6,095,030
141,040	Cheniere Energy, Inc.*	6,352,442
213,861	EQT Corp.	13,952,292
266,742	Parsley Energy, Inc. Class A*	7,025,984
204,839	RSP Permian, Inc.*	7,085,381
288,868	Williams Cos., Inc. (The)	8,668,929
427,111	WPX Energy, Inc.*	4,911,776

		54,091,834

Food & Staples Retailing – 1.3%
356,460	US Foods Holding Corp.*	9,517,482

Food, Beverage & Tobacco – 3.9%
109,514	Coca-Cola European Partners plc	4,557,973
265,930	Conagra Brands, Inc.	8,972,478
198,968	Molson Coors Brewing Co. Class B	16,243,747

		29,774,198

Health Care Equipment & Services – 4.1%
130,903	Acadia Healthcare Co., Inc.*	6,251,927

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
106,001	Cardinal Health, Inc.	$ 7,093,587
45,045	Laboratory Corp. of America Holdings*	6,800,444
96,664	Zimmer Biomet Holdings, Inc.	11,318,388

		31,464,346

Household & Personal Products – 0.6%
62,005	Edgewell Personal Care Co.*	4,512,104

Insurance – 5.5%
111,270	Arch Capital Group Ltd.*	10,960,095
98,646	Brighthouse Financial, Inc.*	5,997,677
144,124	Hartford Financial Services Group, Inc. (The)	7,988,793
113,816	Progressive Corp. (The)	5,510,971
122,428	Unum Group	6,259,743
74,697	WR Berkley Corp.	4,985,278

		41,702,557

Materials – 6.1%
273,680	Ball Corp.	11,302,984
107,551	Celanese Corp. Series A	11,214,343
458,097	Freeport-McMoRan, Inc.*	6,431,682
35,644	Martin Marietta Materials, Inc.	7,350,862
298,166	Steel Dynamics, Inc.	10,277,782

		46,577,653

Media – 4.0%
255,704	Discovery Communications, Inc. Class A*(a)	5,443,938
140,994	DISH Network Corp. Class A*	7,646,105
49,813	Liberty Broadband Corp. Class C*	4,747,179
158,218	Liberty Media Corp.-Liberty Formula One Class C*	6,026,524
230,598	Viacom, Inc. Class B	6,419,848

		30,283,594

Pharmaceuticals, Biotechnology & Life Sciences – 1.9%
20,494	Alexion Pharmaceuticals, Inc.*	2,875,103
82,445	BioMarin Pharmaceutical, Inc.*	7,673,156
24,590	Vertex Pharmaceuticals, Inc.*	3,738,664

		14,286,923

Real Estate Investment Trust – 11.0%
66,948	Alexandria Real Estate Equities, Inc.	7,964,804
91,744	Boston Properties, Inc.	11,273,503
309,388	Brixmor Property Group, Inc.	5,816,494
848,005	DDR Corp.	7,767,726
166,440	Equity Residential	10,973,389
36,264	Federal Realty Investment Trust	4,504,351
246,110	Hudson Pacific Properties, Inc.	8,252,068
94,843	Mid-America Apartment Communities, Inc.	10,136,820
271,201	RLJ Lodging Trust	5,966,422
142,574	Vornado Realty Trust	10,961,089

		83,616,666

GOLDMAN SACHS VARIABLE INSURANCE MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – 3.3%
56,100	Burlington Stores, Inc.*	$ 5,355,306
63,229	Expedia, Inc.	9,101,182
67,807	L Brands, Inc.	2,821,449
210,142	LKQ Corp.*	7,563,011

		24,840,948

Semiconductors & Semiconductor Equipment – 3.5%
747,458	Marvell Technology Group Ltd.	13,379,498
100,732	Mellanox Technologies Ltd.*(a)	4,749,514
120,185	Qorvo, Inc.*	8,494,676

		26,623,688

Software & Services – 2.0%
67,258	DXC Technology Co.	5,776,117
127,697	GoDaddy, Inc. Class A*	5,556,097
79,564	Yelp, Inc.*	3,445,121

		14,777,335

Technology Hardware & Equipment – 1.7%
135,669	CommScope Holding Co., Inc.*	4,505,568
181,414	VeriFone Systems, Inc.*	3,679,076
531,214	Viavi Solutions, Inc.*	5,025,284

		13,209,928

Telecommunication Services – 1.5%
598,304	CenturyLink, Inc.(a)	11,307,945

Transportation – 3.6%
536,822	JetBlue Airways Corp.*	9,947,312
83,375	Old Dominion Freight Line, Inc.	9,180,421
121,300	XPO Logistics, Inc.*	8,221,714

		27,349,447

Utilities – 6.9%
98,872	Atmos Energy Corp.	8,289,428
205,803	FirstEnergy Corp.	6,344,907
235,557	PG&E Corp.	16,039,076
150,013	Pinnacle West Capital Corp.	12,685,099
77,784	Sempra Energy	8,877,488

		52,235,998

TOTAL COMMON STOCKS (Cost $661,927,324)		$734,224,669

Shares	Distribution Rate	Value
Investment Company(b) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
11,610,794	0.927%	$ 11,610,794
(Cost $11,610,794)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $673,538,118)		$745,835,463

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b) – 3.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
24,856,280	0.927%	$ 24,856,280
(Cost $24,856,280)

TOTAL INVESTMENTS – 101.5% (Cost $698,394,398)		$770,691,743

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(11,475,519)

NET ASSETS – 100.0%		$759,216,224

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds(a) – 90.8%
Equity – 28.3%
205,611	Goldman Sachs Absolute Return Tracker Fund	$ 2,000,591
93,264	Goldman Sachs Emerging Markets Equity Insights Fund	1,002,591
94,619	Goldman Sachs Long Short Fund	809,936
27,024	Goldman Sachs Real Estate Securities Fund	504,270

		4,317,388

Fixed Income – 62.5%
356,161	Goldman Sachs Long Short Credit Strategies Fund	3,383,532
147,420	Goldman Sachs Emerging Markets Debt Fund	1,919,413
135,148	Goldman Sachs Strategic Income Fund	1,296,073
147,737	Goldman Sachs High Yield Fund	976,539
111,234	Goldman Sachs Macro Strategies Fund	974,412
85,085	Goldman Sachs Managed Futures Strategy Fund	878,930
11,030	Goldman Sachs High Yield Floating Rate Fund	106,987

		9,535,886

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $13,715,916)		$13,853,274

Exchange Traded Funds – 1.1%
1,134	iShares MSCI Brazil Capped Fund	$ 47,276
1,292	ProShares Short VIX Short-Term Futures Fund	121,125

TOTAL EXCHANGE TRADED FUNDS (Cost $69,515)		$ 168,401

Shares	Distribution Rate	Value
Investment Company(a) – 4.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
719,022	0.927%	$ 719,022
(Cost $719,022)

TOTAL INVESTMENTS – 96.6% (Cost $14,504,453)		$14,740,697

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		522,678

NET ASSETS – 100.0%		$15,263,375

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated Funds.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	RUB	4,000,000	USD	68,190	12/20/2017	$68,378	$188
	USD	72,470	AUD	90,000	12/20/2017	70,531	1,939
	USD	70,321	BRL	220,000	10/03/2017	69,463	858
	USD	138,276	CHF	130,000	12/20/2017	134,981	3,295
	USD	71,759	CLP	45,000,000	12/20/2017	70,180	1,579
	USD	66,350	CNY	440,000	12/20/2017	65,836	514
	USD	205,654	EUR	170,000	12/20/2017	201,824	3,830
	USD	61,624	INR	4,000,000	12/20/2017	60,636	988
	USD	213,884	JPY	23,000,000	12/20/2017	205,212	8,672
	USD	141,577	KRW	160,000,000	12/20/2017	139,837	1,740
	USD	62,610	MXN	1,125,000	12/20/2017	61,001	1,609
	USD	6,410	NOK	50,000	12/20/2017	6,289	121
	USD	65,341	NZD	90,000	12/20/2017	64,907	434
	USD	90,671	TWD	2,700,000	12/20/2017	89,208	1,463

TOTAL							$27,230

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	220,000	USD	69,703	10/03/2017	$69,463	$(240)
	BRL	220,000	USD	70,038	11/03/2017	69,152	(886)
	CLP	45,000,000	USD	72,179	12/20/2017	70,181	(1,998)
	CNY	440,000	USD	66,822	12/20/2017	65,836	(986)
	COP	198,000,000	USD	67,646	12/20/2017	66,827	(819)
	GBP	50,000	USD	67,648	12/20/2017	67,166	(482)
	IDR	2,700,000,000	USD	200,214	12/20/2017	198,871	(1,343)
	INR	8,500,000	USD	131,294	12/20/2017	128,851	(2,443)
	MXN	1,125,000	USD	62,579	12/20/2017	61,000	(1,579)
	NOK	550,000	USD	71,132	12/20/2017	69,183	(1,949)
	NZD	90,000	USD	65,734	12/20/2017	64,907	(827)
	SEK	1,275,000	USD	161,540	12/20/2017	157,283	(4,257)
	TRY	240,000	USD	68,353	12/20/2017	65,822	(2,531)
	USD	66,185	GBP	50,000	12/20/2017	67,166	(981)

TOTAL							$(21,321)

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2017, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Eurodollar	52	12/18/2017	$12,807,600	$6,105
EURO STOXX 50 Index	12	12/20/2019	177,143	5,591
HSCEI	2	10/30/2017	139,613	(616)
MSCI Emerging Markets E-Mini Index	12	12/15/2017	653,580	(8,764)
MSCI Singapore Index	4	10/30/2017	106,086	423
STOXX 600 Banks Index	5	12/15/2017	55,638	2,686
STOXX Europe 600 Equity Index	3	12/15/2017	68,485	1,466
TOPIX Index	1	12/07/2017	148,856	6,686

Total				$13,577

Short position contracts:
3 Month Eurodollar	(52)	03/16/2020	(12,728,950)	(35,232)
Euro-Buxl	(5)	12/07/2017	(964,785)	12,781
FTSE 250 Index	(2)	12/15/2017	(105,814)	(997)
MSCI EAFE E-Mini Index	(4)	12/15/2017	(395,680)	(2,288)
S&P 500 E-Mini Index	(4)	12/15/2017	(503,220)	(10,268)
SPI 200 Index	(2)	12/21/2017	(222,299)	204

Total				$(35,800)

Total futures contracts				$(22,223)

PURCHASED OPTIONS CONTRACTS — At September 30, 2017, the Portfolio had the following purchased options:

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts		Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Calls
3 Month Eurodollar	Barclays Bank PLC	97.88 USD	12/18/2017	USD	43	$10,750,000	$69,338	$71,587	$(2,249)
		97.50 USD	03/19/2018	USD	20	5,000,000	45,500	48,046	(2,546)
		97.63 USD	06/18/2018	USD	4	1,000,000	6,750	8,240	(1,490)
		97.38 USD	09/17/2018	USD	6	1,500,000	12,675	15,314	(2,639)
		99.00 USD	12/17/2018	USD	205	51,250,000	5,125	13,286	(8,161)
		97.13 USD	03/18/2019	USD	8	2,000,000	19,400	23,119	(3,719)
		99.00 USD	03/18/2019	USD	154	38,500,000	5,775	13,831	(8,056)
		96.75 USD	09/16/2019	USD	8	2,000,000	25,150	29,118	(3,968)
		96.88 USD	06/17/2019	USD	7	1,750,000	20,519	23,904	(3,385)
		99.00 USD	06/17/2019	USD	86	21,500,000	4,837	8,799	(3,962)

Total purchased options contracts					541		$215,069	$255,244	$(40,175)

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Automobiles & Components – 1.4%
5,574	Cooper-Standard Holdings, Inc.*	$ 646,417
1,103	Stoneridge, Inc.*	21,850
10,845	Tenneco, Inc.	657,966

		1,326,233

Banks – 9.5%
420	BancFirst Corp.	23,835
1,379	BankFinancial Corp.	21,912
637	Banner Corp.	39,035
12,466	Beneficial Bancorp, Inc.	206,936
656	Cathay General Bancorp	26,371
2,576	CenterState Bank Corp.	69,037
20,596	Central Pacific Financial Corp.	662,779
24,434	CVB Financial Corp.	590,570
11,165	Dime Community Bancshares, Inc.	240,047
10,023	FCB Financial Holdings, Inc. Class A*	484,111
4,753	Federal Agricultural Mortgage Corp. Class C	345,733
16,654	First Busey Corp.	522,269
1,730	First Citizens BancShares, Inc. Class A	646,830
8,164	First Commonwealth Financial Corp.	115,357
712	First Defiance Financial Corp.	37,373
2,438	First Foundation, Inc.*	43,616
10,435	Hanmi Financial Corp.	322,963
243	Heartland Financial USA, Inc.	12,004
9,099	Hilltop Holdings, Inc.	236,574
2,432	Home BancShares, Inc.	61,335
2,620	HomeStreet, Inc.*	70,740
1,184	IBERIABANK Corp.	97,266
16,087	International Bancshares Corp.	645,089
4,648	Meridian Bancorp, Inc.	86,685
1,589	Meta Financial Group, Inc.	124,578
654	National Commerce Corp.*	27,991
35,178	OFG Bancorp	321,879
5,960	Pacific Premier Bancorp, Inc.*	224,990
8,216	Sandy Spring Bancorp, Inc.	340,471
1,596	Towne Bank	53,466
9,133	TriCo Bancshares	372,170
20,737	TrustCo Bank Corp.	184,559
7,768	UMB Financial Corp.	578,638
3,978	United Bankshares, Inc.	147,783
10,635	United Community Banks, Inc.	303,523
10,944	Walker & Dunlop, Inc.*	572,700
5,043	Wintrust Financial Corp.	394,917

		9,256,132

Capital Goods – 8.4%
1,031	Alamo Group, Inc.	110,698
3,575	Applied Industrial Technologies, Inc.	235,235
8,024	Argan, Inc.	539,614
4,881	Briggs & Stratton Corp.	114,703
3,286	Caesarstone Ltd.*	97,923
875	Comfort Systems USA, Inc.	31,237
21,669	Continental Building Products, Inc.*	563,394
5,898	Curtiss-Wright Corp.	616,577
2,753	Ducommun, Inc.*	88,234
7,827	EMCOR Group, Inc.	543,037
5,321	Esterline Technologies Corp.*	479,688
735	Generac Holdings, Inc.*	33,759
1,277	Gibraltar Industries, Inc.*	39,779
14,910	H&E Equipment Services, Inc.	435,372
4,593	Harsco Corp.*	95,994

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
16,127	Hillenbrand, Inc.	$ 626,534
4,309	Kadant, Inc.	424,652
2,582	Kennametal, Inc.	104,158
14,138	LSI Industries, Inc.	93,452
4,579	Masonite International Corp.*	316,867
721	MasTec, Inc.*	33,454
1,025	Milacron Holdings Corp.*	17,282
4,149	Miller Industries, Inc.	115,965
2,558	MRC Global, Inc.*	44,739
612	Powell Industries, Inc.	18,354
15,415	Primoris Services Corp.	453,509
15,456	Rush Enterprises, Inc. Class A*	715,458
519	SPX FLOW, Inc.*	20,013
8,033	Titan Machinery, Inc.*	124,752
8,867	TriMas Corp.*	239,409
7,605	Triumph Group, Inc.	226,249
26,007	Wabash National Corp.	593,480

		8,193,571

Commercial & Professional Services – 5.6%
2,195	Barrett Business Services, Inc.	124,083
18,106	Brady Corp. Class A	687,123
13,080	CBIZ, Inc.*	212,550
6,156	CECO Environmental Corp.	52,080
1,572	CRA International, Inc.	64,531
2,539	Essendant, Inc.	33,439
374	Exponent, Inc.	27,639
2,080	Heidrick & Struggles International, Inc.	43,992
2,832	ICF International, Inc.*	152,786
4,523	Kelly Services, Inc. Class A	113,482
32,194	Kimball International, Inc. Class B	636,475
705	Korn/Ferry International	27,798
3,560	Matthews International Corp. Class A	221,610
15,221	McGrath RentCorp	665,919
7,922	MSA Safety, Inc.	629,878
8,465	Navigant Consulting, Inc.*	143,228
7,475	On Assignment, Inc.*	401,258
9,826	Quad/Graphics, Inc.	222,166
19,447	RPX Corp.*	258,256
2,270	Steelcase, Inc. Class A	34,958
11,288	TriNet Group, Inc.*	379,503
3,176	TrueBlue, Inc.*	71,301
3,722	WageWorks, Inc.*	225,925

		5,429,980

Consumer Durables & Apparel – 4.5%
12,258	Beazer Homes USA, Inc.*	229,715
40,896	Callaway Golf Co.	590,129
8,378	Deckers Outdoor Corp.*	573,139
22,809	Fossil Group, Inc.*(a)	212,808
1,885	iRobot Corp.*	145,258
12,232	KB Home	295,036
7,375	Malibu Boats, Inc. Class A*	233,345
9,550	MCBC Holdings, Inc.*	194,629
17,126	MDC Holdings, Inc.	568,754
1,067	Movado Group, Inc.	29,876
4,158	New Home Co., Inc. (The)*	46,403
763	Oxford Industries, Inc.	48,481
8,155	Steven Madden Ltd.*	353,112
24,191	Taylor Morrison Home Corp. Class A*	533,412
2,331	TopBuild Corp.*	151,911
2,745	Unifi, Inc.*	97,804

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
4,204	Vista Outdoor, Inc.*	$ 96,440

		4,400,252

Consumer Services – 3.4%
2,258	Boyd Gaming Corp.	58,821
5,742	Chegg, Inc.*	85,211
22,063	Houghton Mifflin Harcourt Co.*	265,859
12,506	International Speedway Corp. Class A	450,216
21,290	K12, Inc.*	379,814
6,260	Laureate Education, Inc. Class A*	91,083
974	Marriott Vacations Worldwide Corp.	121,292
860	Monarch Casino & Resort, Inc.*	33,996
19,980	Penn National Gaming, Inc.*	467,332
1,882	Pinnacle Entertainment, Inc.*	40,105
11,018	Regis Corp.*	157,227
11,340	Scientific Games Corp. Class A*	519,939
8,079	Sotheby’s*	372,523
5,799	Weight Watchers International, Inc.*	252,547

		3,295,965

Diversified Financials – 5.0%
13,701	AG Mortgage Investment Trust, Inc. (REIT)	263,607
51,629	Anworth Mortgage Asset Corp. (REIT)(b)	310,290
1,717	ARMOUR Residential REIT, Inc. (REIT)	46,187
1,748	Cherry Hill Mortgage Investment Corp. (REIT)	31,639
20,925	Enova International, Inc.*	281,441
9,536	Evercore, Inc. Class A(b)	765,264
5,333	GAMCO Investors, Inc. Class A	158,710
5,675	Green Dot Corp. Class A*	281,367
18,092	Greenhill & Co., Inc.	300,327
7,912	Houlihan Lokey, Inc.	309,597
470	INTL. FCStone, Inc.*	18,010
20,773	Invesco Mortgage Capital, Inc. (REIT)	355,842
2,222	Investment Technology Group, Inc.	49,195
22,999	LendingClub Corp.*	140,064
12,688	Moelis & Co. Class A	546,218
22,399	MTGE Investment Corp. (REIT)	434,541
8,638	Piper Jaffray Cos.	512,665
509	Westwood Holdings Group, Inc.	34,241

		4,839,205

Energy – 4.2%
4,338	Arch Coal, Inc. Class A	311,208
9,610	Archrock, Inc.	120,606
10,429	Clean Energy Fuels Corp.*	25,864
12,673	CVR Energy, Inc.(a)	328,231
2,758	Delek US Energy, Inc.	73,721
67,843	Denbury Resources, Inc.*	90,910
5,785	Energy XXI Gulf Coast, Inc.*	59,817
8,985	EP Energy Corp. Class A*(a)	29,291
15,160	Exterran Corp.*	479,208
24,570	Fairmount Santrol Holdings, Inc.*(a)	117,445
90,457	McDermott International, Inc.*	657,622
5,566	Newpark Resources, Inc.*	55,660
4,149	Oil States International, Inc.*	105,177
8,236	Pacific Ethanol, Inc.*	45,710
14,534	Peabody Energy Corp.*	421,631
30,808	Pioneer Energy Services Corp.*	78,560

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
5,058	REX American Resources Corp.*	$ 474,592
3,566	Rowan Cos. plc Class A*	45,823
16,676	Smart Sand, Inc.*	113,063
944	Stone Energy Corp.*	27,433
4,205	Superior Energy Services, Inc.*	44,909
3,202	Ultra Petroleum Corp.*	27,761
8,468	Unit Corp.*	174,271
4,280	US Silica Holdings, Inc.	132,980

		4,041,493

Food & Staples Retailing – 0.1%
6,160	Smart & Final Stores, Inc.*	48,356
1,151	Village Super Market, Inc. Class A	28,476

		76,832

Food, Beverage & Tobacco – 1.4%
711	Coca-Cola Bottling Co. Consolidated	153,398
10,438	Darling Ingredients, Inc.*	182,874
1,372	Dean Foods Co.	14,927
9,525	Fresh Del Monte Produce, Inc.	433,006
1,583	John B Sanfilippo & Son, Inc.	106,552
838	Lancaster Colony Corp.	100,661
3,224	National Beverage Corp.	399,937

		1,391,355

Health Care Equipment & Services – 3.9%
12,726	Allscripts Healthcare Solutions, Inc.*	181,091
705	Amedisys, Inc.*	39,452
14,683	AngioDynamics, Inc.*	250,932
5,206	Anika Therapeutics, Inc.*	301,948
3,467	AtriCure, Inc.*	77,557
174	Atrion Corp.	116,928
133	Cantel Medical Corp.	12,525
3,196	Halyard Health, Inc.*	143,916
613	HealthEquity, Inc.*	31,006
1,650	Heska Corp.*	145,348
1,656	K2M Group Holdings, Inc.*	35,124
1,277	Lantheus Holdings, Inc.*	22,731
966	LeMaitre Vascular, Inc.	36,148
1,786	LHC Group, Inc.*	126,663
6,765	Magellan Health, Inc.*	583,819
7,629	Masimo Corp.*	660,366
2,442	Medidata Solutions, Inc.*	190,622
3,957	Molina Healthcare, Inc.*	272,083
687	National HealthCare Corp.	42,986
1,839	Orthofix International NV*	86,893
5,814	Quality Systems, Inc.*	91,454
13,615	Triple-S Management Corp. Class B*	322,403
789	Vocera Communications, Inc.*	24,751

		3,796,746

Household & Personal Products – 0.4%
8,470	Central Garden & Pet Co. Class A*	314,999
2,121	Inter Parfums, Inc.	87,491
617	USANA Health Sciences, Inc.*	35,601

		438,091

Insurance – 2.7%
25,684	American Equity Investment Life Holding Co.	746,891
10,757	Argo Group International Holdings Ltd.	661,556
2,177	FBL Financial Group, Inc. Class A	162,186
52,008	Genworth Financial, Inc. Class A*	200,231

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
3,290	Health Insurance Innovations, Inc. Class A*(a)	$ 47,705
3,324	James River Group Holdings Ltd.	137,880
17,173	Maiden Holdings Ltd.	136,525
13,723	Stewart Information Services Corp.	518,180
1,453	Trupanion, Inc.*(a)	38,374

		2,649,528

Materials – 5.2%
5,186	A Schulman, Inc.	177,102
13,802	Carpenter Technology Corp.	662,910
4,046	Chase Corp.	450,724
4,206	Ferro Corp.*	93,794
3,077	Haynes International, Inc.	110,495
1,184	Ingevity Corp.*	73,965
12,204	Innophos Holdings, Inc.	600,315
8,099	KapStone Paper and Packaging Corp.	174,048
2,441	Koppers Holdings, Inc.*	112,652
27,626	Louisiana-Pacific Corp.*	748,112
4,683	Materion Corp.	202,071
8,866	Minerals Technologies, Inc.	626,383
1,076	PolyOne Corp.	43,072
2,683	Rayonier Advanced Materials, Inc.	36,757
20,910	Schnitzer Steel Industries, Inc. Class A	588,617
2,278	Stepan Co.	190,577
3,147	Worthington Industries, Inc.	144,762

		5,036,356

Media – 0.9%
13,127	Gannett Co., Inc.	118,143
24,598	MSG Networks, Inc. Class A*	521,478
7,127	New Media Investment Group, Inc.	105,408
6,347	Time, Inc.	85,685
1,587	tronc, Inc.*	23,059

		853,773

Pharmaceuticals, Biotechnology & Life Sciences – 9.0%
8,673	Acceleron Pharma, Inc.*	323,676
23,244	Akebia Therapeutics, Inc.*	457,209
10,860	AMAG Pharmaceuticals, Inc.*	200,367
5,017	Amicus Therapeutics, Inc.*	75,656
21,665	Array BioPharma, Inc.*	266,479
4,313	BioSpecifics Technologies Corp.*	200,641
1,958	Bluebird Bio, Inc.*	268,931
3,715	Calithera Biosciences, Inc.*	58,511
4,324	Cambrex Corp.*	237,820
18,615	Catalent, Inc.*	743,111
5,984	ChemoCentryx, Inc.*	44,401
351	Clovis Oncology, Inc.*	28,922
4,385	Corcept Therapeutics, Inc.*	84,631
6,427	Cytokinetics, Inc.*	93,192
9,404	CytomX Therapeutics, Inc.*	170,871
1,757	Editas Medicine, Inc.*(a)	42,186
1,216	Enanta Pharmaceuticals, Inc.*	56,909
4,630	Epizyme, Inc.*	88,202
2,314	Exact Sciences Corp.*	109,036
11,131	FibroGen, Inc.*	598,848
1,128	Five Prime Therapeutics, Inc.*	46,146
18,104	Genomic Health, Inc.*	580,957
10,228	Halozyme Therapeutics, Inc.*	177,660
6,145	Ignyta, Inc.*	75,891
13,273	Innoviva, Inc.*	187,415
790	Intersect ENT, Inc.*	24,609

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
1,585	Loxo Oncology, Inc.*	$ 146,010
16,525	MiMedx Group, Inc.*(a)	196,317
3,178	Myriad Genetics, Inc.*	114,980
87,665	PDL BioPharma, Inc.*	297,184
14,046	Phibro Animal Health Corp. Class A	520,404
4,924	Portola Pharmaceuticals, Inc.*	266,044
3,081	PRA Health Sciences, Inc.*	234,680
8,734	PTC Therapeutics, Inc.*	174,767
351	Puma Biotechnology, Inc.*	42,032
843	REGENXBIO, Inc.*	27,777
6,487	Repligen Corp.*	248,582
7,971	Retrophin, Inc.*	198,398
806	Sage Therapeutics, Inc.*	50,214
20,860	Sangamo Therapeutics, Inc.*	312,900
1,975	Sarepta Therapeutics, Inc.*	89,586
2,970	Spark Therapeutics, Inc.*	264,805
21,374	Spectrum Pharmaceuticals, Inc.*	300,732
1,341	Ultragenyx Pharmaceutical, Inc.*	71,422

		8,799,111

Real Estate – 6.5%
52,167	DiamondRock Hospitality Co. (REIT)	571,229
24,777	First Industrial Realty Trust, Inc. (REIT)(b)	745,540
5,329	First Potomac Realty Trust (REIT)	59,365
26,748	Kite Realty Group Trust (REIT)	541,647
5,374	PS Business Parks, Inc. (REIT)	717,429
11,821	QTS Realty Trust, Inc. Class A (REIT)	618,947
26,441	Quality Care Properties, Inc. (REIT)*	409,835
19,822	Rexford Industrial Realty, Inc. (REIT)	567,306
245	RMR Group, Inc. (The) Class A	12,581
787	Ryman Hospitality Properties, Inc. (REIT)	49,180
44,066	Sunstone Hotel Investors, Inc. (REIT)	708,141
6,287	Terreno Realty Corp. (REIT)	227,464
26,944	Tier REIT, Inc. (REIT)	520,019
29,006	Xenia Hotels & Resorts, Inc. (REIT)	610,576

		6,359,259

Retailing – 3.3%
2,574	Abercrombie & Fitch Co. Class A	37,169
42,008	American Eagle Outfitters, Inc.	600,714
1,297	America’s Car-Mart, Inc.*	53,339
9,893	Asbury Automotive Group, Inc.*	604,462
6,753	Big 5 Sporting Goods Corp.	51,661
21,403	Chico’s FAS, Inc.	191,557
5,847	Express, Inc.*	39,526
2,160	Haverty Furniture Cos., Inc.	56,484
24,984	Liberty TripAdvisor Holdings, Inc. Class A*	308,552
7,719	Nutrisystem, Inc.	431,492
1,901	Ollie’s Bargain Outlet Holdings, Inc.*	88,206
26,420	Pier 1 Imports, Inc.	110,700
931	Restoration Hardware Holdings, Inc.*(a)	65,468
17,379	Select Comfort Corp.*	539,618
1,834	Tailored Brands, Inc.	26,483

		3,205,431

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.4%
22,184	Amkor Technology, Inc.*	$ 234,041
2,106	Axcelis Technologies, Inc.*	57,599
7,555	Cabot Microelectronics Corp.	603,871
5,611	Cirrus Logic, Inc.*	299,178
17,899	Diodes, Inc.*	535,717
29,995	Entegris, Inc.*(b)	865,356
11,476	FormFactor, Inc.*	193,371
4,895	MKS Instruments, Inc.	462,333
54,667	Photronics, Inc.*	483,803
2,376	Rudolph Technologies, Inc.*	62,489
5,436	Silicon Laboratories, Inc.*	434,336
1,359	Ultra Clean Holdings, Inc.*	41,613

		4,273,707

Software & Services – 8.0%
2,075	Acxiom Corp.*	51,128
5,969	Appfolio, Inc. Class A*	286,213
11,983	Aspen Technology, Inc.*	752,652
21,444	Blucora, Inc.*	542,533
1,657	Bottomline Technologies de, Inc.*	52,742
10,123	Box, Inc. Class A*	195,576
924	Cass Information Systems, Inc.	58,618
12,305	CommerceHub, Inc. Series C*	262,712
10,493	Convergys Corp.	271,664
5,236	Cornerstone OnDemand, Inc.*	212,634
13,160	CSG Systems International, Inc.	527,716
583	Envestnet, Inc.*	29,733
13,450	Etsy, Inc.*	227,036
7,952	Everi Holdings, Inc.*	60,356
15,547	EVERTEC, Inc.	246,420
7,857	Five9, Inc.*	187,782
5,565	Hortonworks, Inc.*	94,327
6,265	HubSpot, Inc.*	526,573
10,499	Imperva, Inc.*	455,657
666	MAXIMUS, Inc.	42,957
1,176	MicroStrategy, Inc. Class A*	150,187
3,042	MINDBODY, Inc. Class A*	78,636
12,391	New Relic, Inc.*	617,072
20,846	NIC, Inc.	357,509
5,435	Paylocity Holding Corp.*	265,337
1,064	Perficient, Inc.*	20,929
4,621	Rubicon Project, Inc. (The)*	17,976
754	Stamps.com, Inc.*	152,798
688	Sykes Enterprises, Inc.*	20,062
38,863	Travelport Worldwide Ltd.	610,149
2,604	TrueCar, Inc.*(a)	41,117
511	Varonis Systems, Inc.*	21,411
7,321	Web.com Group, Inc.*	183,025
4,409	Yelp, Inc.*	190,910

		7,812,147

Technology Hardware & Equipment – 5.4%
13,144	AVX Corp.	239,615
20,307	Benchmark Electronics, Inc.*	693,484
5,425	Comtech Telecommunications Corp.	111,375
30,490	Extreme Networks, Inc.*	362,526
2,245	Itron, Inc.*	173,875
17,149	Kimball Electronics, Inc.*	371,276
1,598	Methode Electronics, Inc.	67,675
18,340	NetScout Systems, Inc.*	593,299
5,071	Plexus Corp.*	284,382
5,700	Rogers Corp.*	759,696
11,436	Sanmina Corp.*	424,848
30,671	TTM Technologies, Inc.*	471,413

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
35,530	Vishay Intertechnology, Inc.	$ 667,964

		5,221,428

Telecommunication Services – 1.4%
6,636	Boingo Wireless, Inc.*	141,811
13,443	Cogent Communications Holdings, Inc.	657,363
22,176	Consolidated Communications Holdings, Inc.	423,118
7,370	ORBCOMM, Inc.*	77,164
1,486	Spok Holdings, Inc.	22,810
10,209	Vonage Holdings Corp.*	83,101

		1,405,367

Transportation – 2.3%
4,976	Avis Budget Group, Inc.*	189,386
1,307	Forward Air Corp.	74,800
12,005	Hawaiian Holdings, Inc.*	450,788
23,058	Heartland Express, Inc.	578,295
15,153	Marten Transport Ltd.	311,394
18,070	Werner Enterprises, Inc.	660,458

		2,265,121

Utilities – 0.9%
638	Northwest Natural Gas Co.	41,087
7,760	Ormat Technologies, Inc.	473,748
2,919	Pattern Energy Group, Inc.	70,348
1,014	Portland General Electric Co.	46,279
5,960	Unitil Corp.	294,782

		926,244

TOTAL COMMON STOCKS (Cost $83,301,507)		$95,293,327

Units	Description	Value
Right*(c) – 0.0%
Pharmaceuticals, Biotechnology & Life Sciences – 0.0%
1,561	Dyax Corp., CVR	$4,683
(Cost $0)

Shares	Distribution Rate	Value
Investment Company(d) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
752,884	0.927%	$ 752,884
(Cost $752,884)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $84,054,391)		$96,050,894

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,074,700	0.927%	$ 1,074,700
(Cost $1,074,700)

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
TOTAL INVESTMENTS – 99.8% (Cost $85,129,091)		$97,125,594

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		158,345

NET ASSETS – 100.0%		$97,283,939

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	20	12/15/2017	$1,492,900	$66,466

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.5%
Automobiles & Components – 0.6%
29,606	Delphi Automotive plc	$ 2,913,230

Banks – 1.1%
97,983	SunTrust Banks, Inc.	5,856,444

Capital Goods – 10.7%
21,879	3M Co.	4,592,402
27,040	Boeing Co. (The)	6,873,838
55,953	Fortive Corp.	3,960,913
12,522	General Dynamics Corp.	2,574,273
68,288	Honeywell International, Inc.	9,679,141
44,836	Middleby Corp. (The)*	5,746,630
23,508	Northrop Grumman Corp.	6,763,722
26,208	Roper Technologies, Inc.	6,379,027
20,715	WABCO Holdings, Inc.*	3,065,820
106,038	Xylem, Inc.	6,641,160

		56,276,926

Consumer Durables & Apparel – 2.5%
169,347	NIKE, Inc. Class B	8,780,642
33,144	PVH Corp.	4,178,133

		12,958,775

Consumer Services – 2.4%
62,055	Las Vegas Sands Corp.	3,981,449
55,394	McDonald’s Corp.	8,679,132

		12,660,581

Diversified Financials – 3.3%
108,212	Intercontinental Exchange, Inc.	7,434,165
79,972	Northern Trust Corp.	7,351,826
17,317	S&P Global, Inc.	2,706,820

		17,492,811

Energy – 1.3%
21,227	Concho Resources, Inc.*	2,796,020
43,059	Diamondback Energy, Inc.*	4,218,060

		7,014,080

Food & Staples Retailing – 2.1%
49,063	Costco Wholesale Corp.	8,060,560
38,590	Walgreens Boots Alliance, Inc.	2,979,920

		11,040,480

Food, Beverage & Tobacco – 5.1%
43,757	Altria Group, Inc.	2,775,069
52,648	Coca-Cola Co. (The)	2,369,686
57,582	Kraft Heinz Co. (The)	4,465,484
52,089	Molson Coors Brewing Co. Class B	4,252,546
126,894	Monster Beverage Corp.*	7,010,894
54,742	Philip Morris International, Inc.	6,076,909

		26,950,588

Health Care Equipment & Services – 4.4%
37,659	Aetna, Inc.	5,988,158
180,053	Boston Scientific Corp.*	5,252,146
82,858	Danaher Corp.	7,107,559
42,733	Edwards Lifesciences Corp.*	4,671,144

		23,019,007

Household & Personal Products – 1.8%
70,554	Colgate-Palmolive Co.	5,139,859

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – (continued)
37,566	Estee Lauder Cos., Inc. (The) Class A	$ 4,051,117

		9,190,976

Materials – 1.5%
16,107	Sherwin-Williams Co. (The)	5,766,950
92,215	Valvoline, Inc.	2,162,442

		7,929,392

Media – 2.4%
325,380	Comcast Corp. Class A	12,520,622

Pharmaceuticals, Biotechnology & Life Sciences – 10.2%
54,929	Agilent Technologies, Inc.	3,526,442
36,664	Amgen, Inc.	6,836,003
124,287	Eli Lilly & Co.	10,631,510
29,327	Illumina, Inc.*	5,841,938
52,182	Incyte Corp.*	6,091,727
10,963	Regeneron Pharmaceuticals, Inc.*	4,901,776
38,869	Shire plc ADR	5,952,399
29,839	Vertex Pharmaceuticals, Inc.*	4,536,721
77,226	Zoetis, Inc.	4,923,930

		53,242,446

Real Estate Investment Trusts – 3.3%
66,519	American Tower Corp.	9,091,817
17,922	Equinix, Inc.	7,998,589

		17,090,406

Retailing – 8.4%
20,436	Amazon.com, Inc.*	19,646,149
22,670	Home Depot, Inc. (The)	3,707,905
36,868	Netflix, Inc.*	6,686,012
3,911	Priceline Group, Inc. (The)*	7,160,337
104,830	Ross Stores, Inc.	6,768,873

		43,969,276

Semiconductors & Semiconductor Equipment – 3.5%
84,813	Applied Materials, Inc.	4,417,909
27,465	NVIDIA Corp.	4,909,918
98,359	Texas Instruments, Inc.	8,816,901

		18,144,728

Software & Services – 24.7%
39,847	Adobe Systems, Inc.*	5,944,375
17,177	Alphabet, Inc. Class A*	16,725,588
13,174	Alphabet, Inc. Class C*	12,635,315
53,486	Electronic Arts, Inc.*	6,314,557
127,034	Facebook, Inc. Class A*	21,706,300
44,827	Fiserv, Inc.*	5,780,890
28,442	Global Payments, Inc.	2,702,843
41,290	Intuit, Inc.	5,868,961
99,756	Mastercard, Inc. Class A	14,085,547
319,655	Microsoft Corp.	23,811,101
156,639	Oracle Corp.	7,573,496
69,499	salesforce.com, Inc.*	6,492,597

		129,641,570

Technology Hardware & Equipment – 7.9%
40,685	Amphenol Corp. Class A	3,443,578
221,948	Apple, Inc.	34,206,626
107,363	Cisco Systems, Inc.	3,610,618

		41,260,822

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.3%
128,295	CSX Corp.	$ 6,961,287

TOTAL COMMON STOCKS (Cost $334,764,314)		$516,134,447

Shares	Distribution Rate	Value
Investment Company(a) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
87,436	0.927%	$ 87,436
(Cost $87,436)

TOTAL INVESTMENTS – 98.5% (Cost $334,851,750)		$516,221,883

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		7,840,343

NET ASSETS – 100.0%		$524,062,226

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description			Value
Common Stock – 0.2%
Energy – 0.2%
5,866	Blue Ridge Mountain Resources, Inc.*			$ 57,487
(Cost $58,500)

Principal Amount	Interest Rate		Maturity Date	Value
Convertible Bond(a) – 0.2%
Energy – 0.2%
Nabors Industries, Inc.
$50,000	0.750%		01/15/24	$ 40,656
(Cost $52,375)

Corporate Bonds – 6.8%
Consumer Services(b) – 0.2%
MGM Resorts International
$50,000	8.625%		02/01/19	$ 54,000

Electric(b) – 0.2%
Dynegy, Inc.
38,000	6.750		11/01/19	39,330

Energy – 3.1%
Carrizo Oil & Gas, Inc.(b)
50,000	7.500		09/15/20	51,000
Halcon Resources Corp.(a)(b)
50,000	6.750		02/15/25	51,750
Laredo Petroleum, Inc.(b)
25,000	5.625		01/15/22	25,219
Petrobras Global Finance BV
50,000	7.375		01/17/27	55,062
35,000	5.999	(a)	01/27/28	34,974
50,000	6.850		06/05/15	47,481
Petroleos de Venezuela SA
890,000	6.000		10/28/22	254,540
40,000	5.375		04/12/27	12,000
Petroleos Mexicanos
70,000	6.500	(a)	03/13/27	77,576
10,000	5.500		06/27/44	9,300
10,000	6.375		01/23/45	10,190
20,000	6.750	(a)	09/21/47	21,288
Plains All American Pipeline LP(b)
50,000	3.600		11/01/24	48,845
Whiting Petroleum Corp.(b)
50,000	5.000		03/15/19	50,125

				749,350

Healthcare(a)(b) – 0.6%
Change Healthcare Holdings LLC
35,000	5.750		03/01/25	35,700
Valeant Pharmaceuticals International, Inc.
50,000	6.375		10/15/20	50,125
50,000	6.500		03/15/22	52,875

				138,700

Materials – 0.2%
Freeport-McMoRan, Inc.
50,000	2.375		03/15/18	49,875

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Bonds – (continued)
Noncaptive-Financial – 0.7%
CURO Financial Technologies Corp.(a)(b)
$50,000	12.000%	03/01/22	$ 53,750
Nationstar Mortgage LLC(b)
50,000	6.500	08/01/18	50,000
Park Aerospace Holdings Ltd.(a)
50,000	5.250	08/15/22	51,957

			155,707

Pipelines(b) – 0.6%
DCP Midstream Operating LP
50,000	2.500	12/01/17	50,000
25,000	2.700	04/01/19	24,812
Enterprise Products Operating LLC Series A(c)
	(3 Mo. LIBOR + 3.71%),
75,000	5.018	08/01/66	75,038

			149,850

Technology Hardware & Equipment – 0.0%
Nokia OYJ
10,000	3.375	06/12/22	10,075

Wireless Telecommunications – 1.2%
Frontier Communications Corp.
25,000	8.125	10/01/18	25,250
Intelsat Jackson Holdings SA(b)
50,000	7.500	04/01/21	47,375
Sprint Communications, Inc.
50,000	9.000 (a)	11/15/18	53,688
50,000	7.000	08/15/20	54,625
Telecom Italia Capital SA(b)
50,000	7.721	06/04/38	63,875
Windstream Services LLC(b)
50,000	7.750	10/15/20	40,000

			284,813

TOTAL CORPORATE BONDS (Cost $1,636,010)			$ 1,631,700

Mortgage-Backed Security – 0.5%
FNMA
$114,210	6.000%	09/01/36	$ 130,131
(Cost $127,968)

Collateralized Mortgage Obligations –10.0%
Adjustable Rate Non-Agency(b)(c) – 2.7%
Alternative Loan Trust Series 2005-51, Class 2A1
$40,987	1.536%	11/20/35	$ 37,681
Alternative Loan Trust Series 2006-HY11, Class A1
45,248	1.357	06/25/36	39,777
Alternative Loan Trust Series 2006-OA6, Class 1A2
266,910	1.447	07/25/46	246,405
HomeBanc Mortgage Trust Series 2006-1, Class 3A2
104,337	3.251	04/25/37	89,747
IndyMac INDA Mortgage Loan Trust Series 2006-AR2, Class 1A1
42,509	3.641	09/25/36	39,651
Lehman XS Trust Series 2005-7N, Class 1A1A
40,531	1.507	12/25/35	38,913
Lehman XS Trust Series 2006-14N, Class 1A1A
148,704	1.427	09/25/46	133,352

			625,526

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Interest Only(d) – 4.0%
FHLMC REMIC Series 4314, Class SE(b)
$879,014	4.816%	03/15/44	$ 152,870
FHLMC REMIC Series 4320, Class SD(b)
76,309	4.866	07/15/39	11,939
FHLMC REMIC Series 4583, Class ST(b)
824,556	4.766	05/15/46	157,308
FNMA REMIC Series 2011-124, Class SC
391,444	5.313	12/25/41	72,205
FNMA REMIC Series 2013-130, Class SN
657,885	5.413	10/25/42	127,119
FNMA REMIC Series 2014-87, Class MS
356,140	5.013	01/25/45	58,387
FNMA REMIC Series 2015-81, Class SA
254,895	4.463	11/25/45	36,358
GNMA REMIC Series 2010-101, Class S(b)
594,263	4.764	08/20/40	96,072
GNMA REMIC Series 2010-20, Class SE(b)
330,980	5.014	02/20/40	55,581
GNMA REMIC Series 2010-31, Class SA(b)
102,852	4.514	03/20/40	15,177
GNMA REMIC Series 2013-152, Class SG(b)
84,795	4.914	06/20/43	13,909
GNMA REMIC Series 2013-181, Class SA(b)
358,272	4.864	11/20/43	59,447
GNMA REMIC Series 2015-110, Class MS(b)
380,141	4.474	08/20/45	55,244
GNMA REMIC Series 2015-159, Class HS(b)
279,225	4.964	11/20/45	45,691

			957,307

Regular Floater(c) – 3.3%
Alternative Loan Trust Series 2005-36, Class 2A1A(b)
58,921	1.547	08/25/35	49,520
Banc of America Alternative Loan Trust Series 2005-4, Class CB1(b)
172,628	1.637	05/25/35	146,013
FNMA Series 2014-C03, Class 1M1(b)
1,041	2.437	07/25/24	1,042
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2(a)(b)
150,000	2.185	04/10/19	150,003
Mortgage Repurchase Agreement Financing Trust Series 2017-1, Class A1(a)(b)
150,000	2.085	07/10/19	150,039
Mortgage Repurchase Agreement Financing Trust Series 2017-2, Class A1(a)
300,000	1.779	08/12/19	300,024

			796,641

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,302,912)			$ 2,379,474

U.S. Government Agency Security – 3.4%
FHLB(c)
	(3 Mo. LIBOR - 0.08%),
$825,000	1.237%	10/27/17	$ 825,078
(Cost $825,000)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 31.1%
Airlines(b) – 0.2%
Continental Airlines Pass-Through Trust Series 2012-3, Class C
$50,000	6.125%	04/29/18	$ 50,865

Collateralized Loan Obligations(a)(c) – 16.9%
Acis CLO Ltd. Series 2014-4A, Class ACOM(b)
850,000	2.796	05/01/26	848,725
Anchorage Capital CLO 4 Ltd. Series 2014-4A, Class A1AR(b)
250,000	2.454	07/28/26	251,018
Apidos CLO X Series 2012-10A, Class A(b)
173,101	2.731	10/30/22	173,282
Crown Point CLO III Ltd. Series 2015-3A, Class ACOM(b)
250,000	0.000	12/31/27	249,925
Crown Point CLO Ltd. Series 2015-3A, Class A1AR(b)
200,000	2.230	12/31/27	200,000
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(b)
250,000	2.704	07/25/27	249,679
OCP CLO 2016-12 Ltd. Series 2016-12A, Class A1(b)
150,000	2.874	10/18/28	151,094
OCP CLO Ltd. Series 2015-8A, Class A1(b)
250,000	2.834	04/17/27	250,023
Octagon Investment Partners 24 Ltd. Series 2015-1A, Class A1R(b)
250,000	0.000	05/21/27	250,250
OFSI Fund VI Ltd. Series 2014-6A, Class A1(b)
200,000	2.334	03/20/25	198,584
OFSI Fund VII Ltd. Series 2014-7A, Class ACOM
100,000	2.655	10/18/26	99,800
Regatta IV Funding Ltd. Series 2014-1A, Class A1R(b)
250,000	2.334	07/25/26	250,244
Trinitas CLO II Ltd. Series 2014-2A, Class A1R(b)
200,000	2.484	07/15/26	200,285
Trinitas CLO III Ltd. Series 2015-3A, Class A2(b)
150,000	2.814	07/15/27	150,115
Voya CLO Ltd. Series 2014-4A, Class A1R
250,000	2.254	10/14/26	250,259
Wasatch Ltd. Series 2006-1A, Class A1B
103,882	1.549	11/14/22	103,435
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM(b)
150,000	0.000	07/16/27	150,345

			4,027,063

Home Equity(b) – 1.4%
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB8, Class AF2(e)
4,830	3.870	12/25/35	4,874
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB8, Class AF3(e)
25,000	3.870	12/25/35	25,394
Lehman XS Trust Series 2007-3, Class 1BA2(c)
37,192	1.953	03/25/37	31,245
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A(c)
139,000	1.407	11/25/36	55,255
Saxon Asset Securities Trust Series 2007-2, Class A2C(c)
76,776	1.477	05/25/47	61,357
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-NC2, Class M4(c)
100,000	1.707	05/25/35	99,625
VOLT XXV LLC Series 2015-NPL8, Class A1(a)(e)
55,374	3.500	06/26/45	55,393

			333,143

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(b)(c) – 12.6%
Academic Loan Funding Trust Series 2012-1A, Class A2(a)
	$150,000	2.337%	12/27/44	$ 149,720
Access Group, Inc. Series 2015-1, Class A(a)
	63,353	1.937	07/25/56	63,431
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
	37,445	2.114	02/25/43	37,627
Brazos Higher Education Authority, Inc. Series 2005-2, Class A11
	9,596	1.468	09/27/21	9,585
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)
	115,583	2.587	07/26/66	115,656
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(a)
	250,000	2.587	03/25/36	253,519
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3
	100,000	2.286	07/20/43	99,903
Navient Student Loan Trust Series 2016-5A, Class A(a)
	263,869	2.487	06/25/65	269,161
Navient Student Loan Trust Series 2016-7A, Class A(a)
	135,651	2.387	03/25/66	137,295
Navient Student Loan Trust Series 2017-5A, Class A(a)
	250,000	2.050	07/26/66	249,998
Nelnet Student Loan Trust Series 2006-1, Class A6(a)
	150,000	1.764	08/23/36	146,027
Northstar Education Finance, Inc. Series 2007-1, Class A1
	92,746	1.414	04/28/30	92,167
PHEAA Student Loan Trust Series 2016-1A, Class A(a)
	162,155	2.387	09/25/65	165,036
Scholar Funding Trust Series 2010-A, Class A(a)
	46,347	2.064	10/28/41	46,045
SLM Student Loan Trust Series 2003-14, Class A5
	15,908	1.544	01/25/23	15,916
SLM Student Loan Trust Series 2003-7A, Class A5A(a)
	143,732	2.520	12/15/33	145,500
SLM Student Loan Trust Series 2005-5, Class A5
	100,000	2.064	10/25/40	98,592
SLM Student Loan Trust Series 2007-1, Class A5
	187,245	1.404	01/26/26	186,861
SLM Student Loan Trust Series 2008-3, Class A3
	69,475	2.314	10/25/21	69,459
SLM Student Loan Trust Series 2008-5, Class A4
	190,603	3.014	07/25/23	196,082
SLM Student Loan Trust Series 2008-6, Class A4
	100,000	2.414	07/25/23	100,893
SLM Student Loan Trust Series 2008-8, Class A4
	100,000	2.814	04/25/23	102,350
SLM Student Loan Trust Series 2012-3, Class A
	114,106	1.887	12/27/38	114,979
SunTrust Student Loan Trust Series 2006-1A, Class A4(a)
	160,462	1.504	10/28/37	151,221

				3,017,023

TOTAL ASSET-BACKED SECURITIES (Cost $7,350,154)				$ 7,428,094

Foreign Government Securities – 5.4%
Argentina Government International Bond(a)
	$220,000	7.125%	06/28/17	$ 219,560
Brazilian Government International Bond(f)
BRL	202,000	0.000 (g)	10/01/19	54,786
	32,000	10.000	01/01/27	10,545
	11,000	6.000	08/15/50	11,832

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Government Securities – (continued)
Dominican Republic International Bond
	$100,000	5.875%	04/18/24	$ 108,250
	100,000	5.500	01/27/25	105,500
Ecuador Government International Bond
	200,000	9.650	12/13/26	210,000
Indonesia Government International Note(a)
	200,000	3.850	07/18/27	205,730
Mexico Government International Bond
MXN	858,500	6.500	06/10/21	46,790
	736,400	6.500	06/09/22	40,052
	290,500	8.000	12/07/23	16,950
	223,400	7.750	11/23/34	12,999
	207,100	8.500	11/18/38	12,947
	8,200	8.000	11/07/47	491
Republic of South Africa
ZAR	660,000	7.000	02/28/31	40,599
	1,305,000	8.250	03/31/32	88,108
	230,000	8.875	02/28/35	16,052
	280,000	8.500	01/31/37	18,618
	150,000	6.500	02/28/41	7,853
	130,000	8.750	01/31/44	8,674
	420,000	8.750	02/28/48	28,058
Venezuela Government Bond
	$20,000	6.000	12/09/20	7,700
	50,000	9.250	05/07/28	17,125

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,247,567)				$ 1,289,219

Municipal Bonds – 1.2%
Illinois – 0.3%
Illinois State GO Bonds Pension Funding Series 2003
	$35,000	5.100%	06/01/33	$ 35,396
Illinois State GO Bonds Series 2010-5
	25,000	7.350	07/01/35	28,671

				64,067

Puerto Rico(b) – 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A
	10,000	5.500	07/01/28	7,500
	5,000	5.000	07/01/33	3,575
	5,000	5.125	07/01/37	3,575
	10,000	5.750	07/01/37	7,250
Puerto Rico Commonwealth GO Bonds Series 2014 A(f)
	100,000	8.000	07/01/35	48,500
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2008 A(f)
	20,000	5.500	07/01/32	9,225
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A(f)
	15,000	5.500	08/01/28	3,113
	25,000	6.000	08/01/42	5,187
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A(f)
	15,000	5.500	08/01/37	3,112
	155,000	5.375	08/01/39	32,162
	85,000	5.500	08/01/42	17,638
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C(f)
	10,000	5.375	08/01/38	2,075
	55,000	6.000	08/01/39	11,412
	105,000	5.250	08/01/41	21,788

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds – (continued)
Puerto Rico(b) – (continued)
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1(f)
$170,000	5.000%	08/01/43	$ 35,275
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A(f)
15,000	6.750	08/01/32	3,150

			214,537

TOTAL MUNICIPAL BONDS (Cost $536,358)			$ 278,604

Loan Participations(b)(c)(f)(h) – 1.1%
Electric – 0.0%
Calpine Corp.
	(1 Mo. LIBOR + 1.75%),
$6,818	2.990%	11/30/17	$ 6,824

Energy – 0.2%
American Energy - Marcellus, LLC(i)
	(1 Mo. LIBOR + 4.25%),
23,614	5.485	08/04/20	17,460
Magnum Hunter Resources Corp.(i)
	(3 Mo. LIBOR + 14.00%),
9,343	16.624	04/15/19	9,343
Murray Energy Corp.
	(3 Mo. LIBOR + 7.25%),
24,868	8.583	04/16/20	22,744

			49,547

Entertainment – 0.1%
Lions Gate Entertainment Corp.
	(1 Mo. LIBOR + 3.00%),
11,563	4.235	12/08/23	11,649

Media – 0.5%
Charter Communications Operating LLC
	(1 Mo. LIBOR + 2.00%),
49,740	3.240	01/03/21	49,858
Checkout Holding Corp.
	(1 Mo. LIBOR + 6.75%),
25,000	7.985	04/11/22	14,406
Getty Images, Inc.
	(3 Mo. LIBOR + 3.50%),
57,064	4.833	10/18/19	49,241

			113,505

Noncaptive-Financial – 0.2%
Avolon
	(1 Mo. LIBOR + 2.75%),
24,938	3.486	09/16/20	25,019
	(1 Mo. LIBOR + 2.25%),
24,938	3.986	03/21/22	24,984

			50,003

Technology Hardware & Equipment – 0.1%
MA FinanceCo. LLC
	(1 Mo. LIBOR + 2.75%),
3,224	3.987	06/21/24	3,228
Seattle Spinco, Inc.
	(1 Mo. LIBOR + 2.75%),
21,776	3.987	06/21/24	21,803

			25,031

TOTAL LOAN PARTICIPATIONS (Cost $273,206)			$ 256,559

U.S. Treasury Obligations – 32.9%
U.S. Treasury Bonds
$250,000	3.000%	05/15/45	$ 257,513
130,000	2.875	08/15/45	130,663
310,000	2.875	11/15/46	311,147
U.S. Treasury Inflation Linked Bonds (TIPS)
30,422	0.875	02/15/47	30,009

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
U.S. Treasury Inflation Linked Notes (TIPS)
$370,633	0.125%	04/15/18	$ 370,940
309,846	0.125	04/15/21	310,853
206,040	0.625	01/15/26	208,924
102,121	0.125	07/15/26	99,367
U.S. Treasury Notes
200,000	0.875	11/30/17	199,938
200,000	1.000	12/31/17	199,936
200,000	1.750	09/30/19	201,044
800,000	1.375	04/30/21	789,880
4,560,000	2.125	07/31/24	4,553,251
100,000	2.375	08/15/24	101,410
100,000	2.250	11/15/25	100,005

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,897,363)			$ 7,864,880

Shares	Distribution Rate	Value
Investment Company(j) – 6.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,488,977	0.927%	$ 1,488,977
(Cost $1,488,977)

TOTAL INVESTMENTS – 99.0% (Cost $23,796,390)		$23,670,859

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		233,532

NET ASSETS – 100.0%		$23,904,391

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,496,225, which represents approximately 31.4% of net assets as of September 30, 2017 and are unaudited.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate disclosed is that which is in effect on September 30, 2017.

(d)	Inverse floating rate security. Interest rate disclosed is that which is in effect on September 30, 2017.

(e)	Step Bond. Coupon rate is fixed for an initial period then it resets at a specified date and rate.

(f)	Security is currently in default.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility on September 30, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(j)	Represents an affiliated issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
CD KADA	— Certificates of Deposit by the Korean Securities Dealers Association
CDI	— Average One-Day Interbank Deposit
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HICPXT	— Harmonised Index of Consumer Prices excluding Tobacco
LIBOR	— London Interbank Offered Rate
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
TIPS	— Treasury Inflation-Protected Securities
UK-RPI	— United Kingdom Retail Price Index
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Currency Abbreviations:
ARS	— Argentina peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru nuevo sol
PHP	— Philippines peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	ARS	844,162	USD	48,000	10/05/2017	$48,709	$709
	ARS	1,450,563	USD	82,905	10/06/2017	83,652	747
	ARS	1,848,283	USD	103,394	10/10/2017	106,345	2,951
	ARS	300,186	USD	17,183	10/11/2017	17,262	79
	ARS	148,288	USD	8,481	10/12/2017	8,522	41
	ARS	1,490,616	USD	83,567	10/23/2017	85,130	1,563
	ARS	764,223	USD	43,513	10/25/2017	43,595	82
	ARS	598,723	USD	33,447	10/30/2017	34,056	609
	ARS	1,113,942	USD	61,989	11/01/2017	63,289	1,300
	ARS	620,647	USD	34,816	11/02/2017	35,242	426
	ARS	937,024	USD	52,662	11/07/2017	53,063	401
	ARS	774,067	USD	43,609	11/08/2017	43,811	202
	ARS	1,365,445	USD	76,743	11/13/2017	77,073	330
	ARS	547,917	USD	30,747	11/17/2017	30,860	113
	ARS	676,202	USD	37,634	11/24/2017	37,940	306
	AUD	155,595	USD	121,656	12/20/2017	121,935	279
	BRL	1,379,702	USD	433,001	10/03/2017	435,629	2,628
	BRL	2,140,961	USD	667,822	11/03/2017	672,967	5,145
	BRL	360,957	USD	112,855	12/04/2017	112,989	134
	CAD	23,714	AUD	24,000	12/20/2017	19,015	207
	CAD	25,534	USD	20,472	12/20/2017	20,475	3
	CHF	277,313	EUR	240,980	12/20/2017	287,940	1,849
	CNH	1,086,646	USD	162,365	12/20/2017	162,712	347
	CZK	3,873,476	EUR	145,532	10/03/2017	176,204	4,201
	CZK	2,403,054	EUR	90,000	11/09/2017	109,531	2,945
	CZK	4,910,115	EUR	183,550	11/21/2017	223,951	6,431
	CZK	5,362,314	EUR	204,491	11/22/2017	244,589	2,239
	CZK	15,327,210	EUR	589,133	12/20/2017	700,942	1,524
	CZK	5,859,083	EUR	219,685	01/03/2018	266,991	6,989
	EUR	41,000	CHF	46,799	12/20/2017	48,675	82
	EUR	40,000	HUF	12,402,272	12/20/2017	47,488	274
	EUR	162,000	NOK	1,509,952	12/20/2017	192,326	2,393
	EUR	56,951	PLN	244,598	12/20/2017	67,613	567
	EUR	53,000	SEK	503,969	12/20/2017	62,922	753
	EUR	958,834	USD	1,130,295	10/12/2017	1,133,802	3,507
	EUR	350,927	USD	414,989	12/20/2017	416,621	1,632
	GBP	150,473	EUR	168,053	12/20/2017	202,131	2,618
	GBP	36,000	JPY	5,409,900	12/20/2017	48,359	91
	GBP	331,000	USD	444,042	11/16/2017	444,154	112
	GBP	42,223	USD	56,359	12/20/2017	56,718	359
	HKD	1,495,142	USD	192,000	03/27/2018	192,168	168
	IDR	1,329,254,996	USD	97,771	11/02/2017	98,431	660
	IDR	1,953,912,602	USD	143,143	12/20/2017	143,917	774
	IDR	1,534,975,575	USD	112,164	12/21/2017	113,046	882
	INR	1,905,300	USD	29,000	11/03/2017	29,032	32
	INR	7,374,200	USD	111,272	01/12/2018	111,496	224
	JPY	5,364,948	EUR	40,000	12/20/2017	47,868	380
	JPY	52,641,587	USD	469,565	12/20/2017	469,683	118
	KRW	10,739,445	USD	9,379	10/25/2017	9,381	2
	NZD	128,658	USD	92,676	12/20/2017	92,786	110
	PHP	5,887,492	USD	114,772	10/05/2017	115,831	1,059
	PHP	4,049,419	USD	79,031	10/10/2017	79,556	525
	PHP	2,494,609	USD	48,847	10/19/2017	48,980	133
	PHP	8,517,102	USD	166,058	11/14/2017	166,911	853
	PLN	177,605	EUR	41,000	12/20/2017	48,682	7
	PLN	129,963	HUF	9,320,488	12/20/2017	35,623	141

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc. (continued)	RUB	15,808,568	USD	269,000	12/14/2017	$270,753	$1,753
	SEK	1,100,372	EUR	114,039	12/20/2017	135,741	353
	SGD	25,773	USD	19,000	12/20/2017	19,017	17
	TRY	351,485	USD	95,949	12/20/2017	96,398	449
	TWD	530,525	USD	17,454	10/02/2017	17,495	41
	TWD	4,009,277	USD	131,275	10/20/2017	132,036	761
	TWD	1,440,480	USD	47,377	10/26/2017	47,453	76
	USD	269,600	AUD	337,000	11/08/2017	264,222	5,378
	USD	1,248,754	AUD	1,561,372	12/20/2017	1,223,601	25,153
	USD	192,000	BRL	603,680	10/03/2017	190,607	1,393
	USD	22,331	BRL	71,023	11/03/2017	22,325	6
	USD	171,339	BRL	547,000	12/04/2017	171,226	113
	USD	139,870	CAD	170,235	11/06/2017	136,466	3,404
	USD	552,365	CAD	681,903	12/20/2017	546,785	5,580
	USD	48,000	CHF	45,947	12/20/2017	47,708	292
	USD	48,000	CLP	29,702,400	10/12/2017	46,400	1,600
	USD	47,469	CLP	29,705,522	10/16/2017	46,400	1,069
	USD	281,802	CNH	1,875,320	12/20/2017	280,806	996
	USD	48,000	COP	140,333,280	10/25/2017	47,645	355
	USD	1,329,063	EUR	1,107,598	12/20/2017	1,314,939	14,124
	USD	117,198	GBP	87,095	12/20/2017	116,996	202
	USD	221,811	HKD	1,718,504	10/03/2017	219,994	1,817
	USD	267,012	HKD	2,074,214	10/10/2017	265,575	1,437
	USD	588,466	HKD	4,552,288	03/27/2018	585,098	3,368
	USD	197,000	HKD	1,526,257	05/11/2018	196,316	684
	USD	239,000	HKD	1,853,804	09/19/2018	238,865	135
	USD	108,405	IDR	1,433,668,852	10/10/2017	106,375	2,030
	USD	129,642	IDR	1,742,258,000	10/16/2017	129,204	438
	USD	143,000	IDR	1,900,215,460	10/18/2017	141,081	1,919
	USD	392,335	INR	25,211,150	10/18/2017	384,966	7,369
	USD	95,156	INR	6,181,359	10/25/2017	94,299	857
	USD	78,845	JPY	8,587,869	10/25/2017	76,404	2,441
	USD	204,854	JPY	22,582,253	12/20/2017	201,485	3,369
	USD	285,614	KRW	325,978,110	10/10/2017	284,709	905
	USD	146,271	KRW	166,288,879	10/12/2017	145,238	1,033
	USD	66,543	KRW	75,453,199	10/25/2017	65,906	637
	USD	353,482	KRW	403,192,360	11/10/2017	352,227	1,255
	USD	136,388	MXN	2,441,337	10/06/2017	133,997	2,391
	USD	381,479	MXN	6,887,360	12/20/2017	373,451	8,028
	USD	37,315	NOK	291,027	10/19/2017	36,553	762
	USD	449,805	NZD	619,566	12/20/2017	446,822	2,983
	USD	42,580	PHP	2,165,544	10/10/2017	42,545	35
	USD	96,000	PHP	4,872,412	10/26/2017	95,621	379
	USD	19,000	PHP	966,994	11/02/2017	18,968	32
	USD	130,065	RUB	7,555,651	12/14/2017	129,406	659
	USD	130,577	SEK	1,036,675	10/19/2017	127,395	3,182
	USD	400,951	SGD	538,385	12/20/2017	397,258	3,693
	USD	48,000	THB	1,599,483	10/11/2017	47,962	38
	USD	373,870	TRY	1,342,473	12/20/2017	368,183	5,687
	USD	17,726	TWD	530,525	10/02/2017	17,496	230
	USD	19,000	TWD	569,810	10/19/2017	18,764	236
	USD	1,085,730	TWD	32,732,050	10/20/2017	1,077,954	7,776
	USD	255,859	TWD	7,708,550	10/23/2017	253,901	1,958
	USD	22,033	TWD	665,516	10/26/2017	21,923	110
	USD	533,971	TWD	15,958,630	11/10/2017	526,132	7,839
	USD	193,457	ZAR	2,601,553	11/14/2017	190,820	2,637
	USD	22,128	ZAR	303,249	12/20/2017	22,115	13
	ZAR	1,982,287	USD	144,000	12/20/2017	144,563	563

TOTAL							$205,276

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	ARS	844,162	USD	47,923	11/03/2017	$47,908	$(15)
	ARS	2,092,078	USD	118,797	11/21/2017	117,575	(1,222)
	AUD	60,000	NZD	66,010	12/20/2017	47,020	(585)
	AUD	320,091	USD	256,073	11/08/2017	250,965	(5,108)
	AUD	882,454	USD	699,836	12/20/2017	691,552	(8,284)
	BRL	2,213,083	USD	703,861	10/03/2017	698,762	(5,099)
	BRL	110,793	USD	35,218	11/03/2017	34,826	(392)
	CAD	348,525	USD	286,357	11/06/2017	279,388	(6,969)
	CAD	997,274	USD	817,268	12/20/2017	799,665	(17,603)
	CNH	2,593,970	USD	392,609	12/20/2017	388,414	(4,195)
	COP	261,734,466	USD	89,984	10/25/2017	88,863	(1,121)
	EUR	235,750	CHF	271,071	12/20/2017	279,883	(1,575)
	EUR	148,865	CZK	3,873,476	10/03/2017	175,944	(261)
	EUR	30,668	CZK	798,593	12/20/2017	36,409	(112)
	EUR	279,021	GBP	248,573	12/20/2017	331,254	(2,657)
	EUR	318,819	USD	382,401	12/20/2017	378,503	(3,898)
	GBP	353,290	EUR	400,000	12/20/2017	474,578	(302)
	GBP	475,499	USD	646,723	12/20/2017	638,743	(7,980)
	HKD	1,718,504	USD	220,061	10/03/2017	219,993	(68)
	HUF	12,770,352	EUR	41,000	12/20/2017	48,615	(60)
	HUF	62,896,050	USD	247,671	12/20/2017	239,436	(8,235)
	IDR	3,488,888,177	USD	260,864	10/05/2017	258,988	(1,876)
	IDR	1,989,063,758	USD	149,069	10/10/2017	147,585	(1,484)
	IDR	2,505,447,481	USD	186,769	10/16/2017	185,801	(968)
	IDR	1,082,447,277	USD	81,151	10/26/2017	80,203	(948)
	IDR	1,294,831,680	USD	96,000	10/31/2017	95,898	(102)
	IDR	3,186,371,000	USD	236,553	11/16/2017	235,597	(956)
	INR	10,448,600	USD	162,992	10/05/2017	159,891	(3,101)
	INR	16,027,923	USD	249,216	10/10/2017	245,000	(4,216)
	INR	27,396,476	USD	425,093	10/18/2017	418,334	(6,759)
	INR	8,935,298	USD	137,192	10/25/2017	136,312	(880)
	INR	12,505,507	USD	192,000	10/26/2017	190,752	(1,248)
	INR	3,074,400	USD	46,869	11/03/2017	46,846	(23)
	JPY	5,384,632	EUR	40,787	12/20/2017	48,043	(379)
	JPY	9,915,000	USD	91,029	10/25/2017	88,211	(2,818)
	JPY	32,787,177	USD	297,531	12/20/2017	292,537	(4,994)
	KRW	325,978,110	USD	289,230	10/10/2017	284,709	(4,521)
	KRW	166,288,879	USD	147,136	10/12/2017	145,238	(1,898)
	KRW	154,085,669	USD	135,531	10/25/2017	134,590	(941)
	KRW	201,475,334	USD	178,090	11/10/2017	176,008	(2,082)
	KRW	307,699,953	USD	269,129	11/22/2017	268,843	(286)
	MXN	13,478,205	USD	746,697	12/20/2017	730,826	(15,871)
	NOK	6,155,416	EUR	657,009	12/20/2017	774,273	(5,729)
	NZD	65,608	EUR	40,000	12/20/2017	47,316	(172)
	NZD	723,661	USD	526,081	12/20/2017	521,894	(4,187)
	PEN	155,868	USD	48,000	10/05/2017	47,744	(256)
	PEN	311,016	USD	96,000	10/10/2017	95,247	(753)
	PEN	311,292	USD	95,430	12/14/2017	95,049	(381)
	PLN	3,410,775	EUR	798,381	12/20/2017	934,910	(12,927)
	PLN	1,715,628	USD	483,217	12/20/2017	470,262	(12,955)
	RUB	29,337,854	USD	503,955	12/14/2017	502,468	(1,487)
	SEK	17,058,531	EUR	1,787,119	12/20/2017	2,104,324	(17,344)
	SEK	1,042,000	USD	131,247	10/19/2017	128,048	(3,199)
	SGD	193,512	USD	144,000	12/20/2017	142,787	(1,213)
	THB	1,587,264	USD	48,000	10/11/2017	47,595	(405)
	TRY	1,663,657	USD	471,110	12/20/2017	456,271	(14,839)
	TWD	1,440,480	USD	48,000	10/05/2017	47,478	(522)
	TWD	9,103,530	USD	301,148	10/20/2017	299,803	(1,345)
	TWD	571,235	USD	19,000	10/23/2017	18,815	(185)
	TWD	2,471,625	USD	81,554	10/26/2017	81,421	(133)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc. (continued)	USD	48,655	ARS	844,162	10/05/2017	$48,709	$(54)
	USD	87,465	AUD	111,932	12/20/2017	87,718	(253)
	USD	927,607	BRL	2,989,105	10/03/2017	943,784	(16,177)
	USD	48,000	BRL	153,744	11/03/2017	48,326	(326)
	USD	48,000	CHF	46,396	12/20/2017	48,174	(174)
	USD	38,000	COP	112,210,086	10/31/2017	38,066	(66)
	USD	1,169,391	EUR	992,000	10/12/2017	1,173,020	(3,629)
	USD	186,058	EUR	157,055	12/20/2017	186,455	(397)
	USD	458,500	GBP	341,778	11/16/2017	458,616	(116)
	USD	306,462	GBP	230,342	12/20/2017	309,422	(2,960)
	USD	257,749	IDR	3,488,888,177	10/05/2017	258,987	(1,238)
	USD	159,646	INR	10,448,600	10/05/2017	159,891	(245)
	USD	48,000	INR	3,152,640	10/26/2017	48,089	(89)
	USD	232,231	JPY	26,116,257	12/20/2017	233,015	(784)
	USD	134,000	KRW	154,046,400	11/10/2017	134,574	(574)
	USD	94,402	NZD	131,505	12/20/2017	94,840	(438)
	USD	48,000	PHP	2,458,159	10/19/2017	48,264	(264)
	USD	48,000	PHP	2,453,064	10/20/2017	48,161	(161)
	USD	48,000	PHP	2,453,450	10/26/2017	48,149	(149)
	USD	209,968	RUB	12,317,763	12/14/2017	210,966	(998)
	USD	115,000	SGD	156,666	12/20/2017	115,598	(598)
	USD	46,970	TRY	171,353	12/20/2017	46,995	(25)
	USD	47,338	TWD	1,440,480	10/05/2017	47,478	(140)
	ZAR	6,792,686	USD	512,512	12/20/2017	495,373	(17,139)

TOTAL							$(257,118)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro-Bund	2	12/07/2017	$380,595	$(2,366)
U.S. Treasury 10 Year Note	22	12/19/2017	2,756,875	(25,879)

Total				$(28,245)
Short position contracts:
3 Month Eurodollar	(11)	12/17/2018	(2,698,712)	(980)
Euro-BTP	(4)	12/07/2017	(638,037)	1,173
U.S. Treasury 10 Year Ultra Note	(1)	12/19/2017	(134,328)	1,573
U.S. Treasury 2 Year Note	(13)	12/29/2017	(2,804,141)	7,820
U.S. Treasury 5 Year Note	(109)	12/29/2017	(12,807,500)	87,514
U.S. Treasury Long Bond	(19)	12/19/2017	(2,903,438)	41,090
U.S. Treasury Ultra Bond	(3)	12/19/2017	(495,375)	8,484

Total				$146,674
Total futures contracts				$118,429

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Received (Paid) by the Fund (%)	Termination Date	Notional Amount		Credit Spread on September 30, 2017	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX North America High Yield Index	(5.000)	12/20/2022	USD	2,300,000	3.253%	$(183,054)	$(169,973)	$(13,081)
CDX North America Investment Grade Index	(1.000)	06/20/2022	USD	2,295,000	0.529	(49,161)	(43,577)	(5,584)
iTraxx Europe Index	(1.000)	06/20/2022	EUR	2,020,000	0.480	(59,033)	(50,882)	(8,151)
Markit CDX Emerging Markets Index	(1.000)	06/20/2022	USD	1,725,000	1.723	53,630	64,833	(11,203)
Markit CDX Emerging Markets Index	(1.000)	12/20/2022	USD	1,970,000	1.853	78,942	82,241	(3,299)

							$(117,358)	$(41,318)

(a)	Payments made quarterly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund (%)	Counterparty	Termination Date	Notional Amount		Credit Spread on September 30, 2017	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 4.250%, 10/28/27	(1.000)	Bank of America, NA	06/20/2019	USD	30,000	0.207%	$(416)	$(68)	$(348)
People’s Republic of China, 4.250%, 10/28/27	(1.000)		06/20/2019	USD	180,000	0.207	(2,498)	(393)	(2,105)
People’s Republic of China, 7.500%, 10/28/27	(1.000)		12/20/2020	USD	170,000	0.379	(3,376)	648	(4,024)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	Barclays Bank PLC	06/20/2021	USD	120,000	0.442	(2,452)	622	(3,074)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	Deutsche Bank AG	06/20/2021	USD	170,000	0.442	(3,475)	(31)	(3,444)
People’s Republic of China, 7.500%, 10/28/27	(1.000)		12/20/2021	USD	50,000	0.490	(1,050)	83	(1,133)
People’s Republic of China, 4.250%, 10/28/27	(1.000)	JPMorgan Chase Bank NA	06/20/2019	USD	1,250,000	0.207	(17,347)	(2,065)	(15,282)
People’s Republic of China, 7.500%, 10/28/27	(1.000)		06/20/2021	USD	140,000	0.442	(2,862)	417	(3,279)
People’s Republic of China, 7.500%, 10/28/27	(1.000)		12/20/2020	USD	1,220,000	0.379	(24,226)	7,050	(31,276)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	UBS AG	06/20/2021	USD	220,000	0.442	(4,495)	786	(5,281)

								$7,049	$(69,246)

(a)	Payments made quarterly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Day SONIA(b)	0.297%	12/14/2017	GBP	38,990,000	(a)	$(4,483)	$265	$(4,748)
3 Month STIBOR(c)	0.050	06/15/2018	SEK	16,750,000		8,054	6,522	1,532
3 Month STIBOR(c)	(0.330)	09/15/2018	SEK	13,240,000		1,387	277	1,110
6 Month LIBOR(d)	(0.554)	03/29/2019	CHF	4,520,000	(a)	(229)	(370)	141
1.826%(d)	3 Month LIBOR	05/11/2019	USD	3,140,000	(a)	(668)	(1,515)	847
6 Month WIBOR (d)	3.048	06/17/2019	PLN	90,000		534	228	306
3.045(b)	6 Month WIBOR	06/17/2019	PLN	90,000		(533)	0	(533)
3 Month STIBOR(c)	(0.100)	06/29/2019	SEK	22,730,000	(a)	150	(458)	608
3 Month BA(d)	1.250	12/20/2019	CAD	3,410,000	(a)	(39,042)	(40,444)	1,402
2.000(d)	3 Month LIBOR	12/20/2019	USD	2,640,000	(a)	(10,209)	(16,230)	6,021
1 Month TIIE (e)	6.750	12/14/2022	MXN	6,025,000	(a)	(484)	47	(531)
2.500(d)	6 Month BBR	12/20/2022	AUD	1,070,000	(a)	6,243	(1,422)	7,665
3 Month BA(d)	1.750	12/20/2022	CAD	1,270,000	(a)	(20,518)	(21,080)	562
6 Month EURIBOR(d)	0.250	12/20/2022	EUR	1,280,000	(a)	(4,240)	50	(4,290)
3 Month STIBOR(c)	0.500	12/20/2022	SEK	11,670,000	(a)	(2,941)	1,982	(4,923)
2.250(d)	3 Month LIBOR	12/20/2022	USD	1,780,000		(17,009)	(29,190)	12,181
2.143(d)	3 Month LIBOR	07/03/2023	USD	380,000	(a)	(17)	(631)	614
3 Month LIBOR (c)	2.065	08/06/2023	USD	1,990,000	(a)	(8,543)	2,027	(10,570)
6 Month EURIBOR(d)	1.330	01/12/2027	EUR	1,090,000	(a)	(6,247)	(9,152)	2,905
6 Month LIBOR(d)	1.600	03/16/2027	GBP	2,740,000	(a)	(18,742)	1,708	(20,450)
1.500(b)	6 Month EURIBOR	08/31/2027	EUR	420,000	(a)	1,777	(703)	2,480
3 Month LIBOR(c)	2.400	08/31/2027	USD	480,000	(a)	(3,740)	(553)	(3,187)
3 Month BA(d)	2.500	09/21/2027	CAD	1,070,000	(a)	(7,135)	(3,080)	(4,055)
2.500(d)	3 Month LIBOR	09/21/2027	USD	850,000	(a)	3,197	(293)	3,490
3 Month BA(d)	2.000	12/20/2027	CAD	1,500,000	(a)	(47,091)	(39,082)	(8,009)
6 Month EURIBOR(d)	1.000	12/20/2027	EUR	1,340,000	(a)	6,456	24,195	(17,739)
1.250(d)	6 Month LIBOR	12/20/2027	GBP	700,000	(a)	18,522	(12,601)	31,123
0.250(d)	6 Month LIBOR	12/20/2027	JPY	47,650,000	(a)	2,267	1,238	1,029
2.500(d)	3 Month LIBOR	12/20/2027	USD	850,000	(a)	(14,419)	(29,602)	15,183
3 Month LIBOR(c)	2.378	07/03/2028	USD	1,420,000	(a)	(175)	23	(198)
2.346(d)	3 Month LIBOR	08/06/2028	USD	1,120,000	(a)	4,319	(2,484)	6,803
1.940(d)	6 Month LIBOR	01/11/2032	GBP	870,000	(a)	2,841	(1,170)	4,011
1.500(d)	6 Month LIBOR	12/20/2032	GBP	480,000	(a)	11,020	(12,553)	23,573
1.750(d)	6 Month LIBOR	03/17/2037	GBP	1,980,000	(a)	43,637	9,308	34,329
1.500(d)	6 Month LIBOR	12/20/2047	GBP	130,000	(a)	7,042	(2,667)	9,709
2.560(d)	3 Month LIBOR	07/03/2048	USD	590,000	(a)	885	21	864

						$(88,134)	$(177,389)	$89,255

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2017.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.
(e)	Payments made weekly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund (%)	Counterparty	Termination Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)(a)

3 Month CD KSDA(b)	2.060	Bank of America, NA	11/04/2017	KRW	290,710,000	$438	$438
3 Month CD KSDA(b)	2.075		11/04/2017	KRW	173,640,000	267	267
1 Day CDI(c)	11.980		01/04/2021	BRL	226,191	8,789	8,789
3 Month CD KSDA(b)	2.245	Deutsche Bank AG	10/06/2017	KRW	142,230,000	282	282
3 Month CD KSDA(b)	2.253		10/15/2017	KRW	209,280,000	393	393

						$10,169	$10,169

(a)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made at quarterly.
(c)	Payments made at maturity.

CENTRALLY CLEARED INFLATION-LINKED SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by the Fund (%)	Termination Date	Notional Amount	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month UK-RPI	3.370	07/15/2022	GBP 330,000	$(1,748)	$14	$(1,762)
1 Month UK-RPI	3.364	06/15/2027	GBP 170,000	(1,351)	(715)	(636)
1 Month HICPXT	1.600	08/15/2032	EUR 410,000	(2,006)	10	(2,016)

				$(5,105)	$(691)	$(4,414)

(a)	Payments made at maturity.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At September 30, 2017, the Fund had the following purchased options:

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)

Purchased options contracts:
Puts
Mid-Curve 1-Year Eurodollar	Credit Suisse Securities LLC	98.00 USD	06/15/2018	USD 11	2,750,000	$4,263	$3,050	$1,213

GOLDMAN SACHS VARIABLE INSAURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Australia – 3.1%
113,320	Australia & New Zealand Banking Group Ltd. (Banks)	$ 2,639,630
63,976	BHP Billiton plc (Materials)	1,128,921
115,183	Computershare Ltd. (Software & Services)	1,310,467

		5,079,018

Belgium – 2.7%
36,347	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	4,344,820

China – 0.8%
476,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	1,335,238

Denmark – 2.9%
67,670	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,253,488
29,458	Novozymes A/S Class B (Materials)	1,513,188

		4,766,676

Finland – 1.3%
359,117	Nokia OYJ (Technology Hardware & Equipment)	2,157,756

France – 11.9%
20,376	Air Liquide SA (Materials)	2,717,256
31,219	BNP Paribas SA (Banks)	2,518,617
7,455	Iliad SA (Telecommunication Services)	1,981,565
73,767	Klepierre SA (REIT)	2,897,313
39,894	Publicis Groupe SA (Media)	2,790,869
53,258	Rexel SA (Capital Goods)	921,344
26,360	Safran SA (Capital Goods)	2,693,705
30,021	Vinci SA (Capital Goods)	2,852,389

		19,373,058

Germany – 8.6%
33,370	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,558,453
38,644	Beiersdorf AG (Household & Personal Products)	4,160,637
44,854	GEA Group AG (Capital Goods)	2,041,912
11,845	HeidelbergCement AG (Materials)	1,218,964
19,311	SAP SE (Software & Services)	2,117,360

		14,097,326

Hong Kong – 0.8%
1,286,500	HKBN Ltd. (Telecommunication Services)	1,343,872

Ireland – 3.6%
253,326	Bank of Ireland Group plc (Banks)	2,073,386

Shares	Description	Value
Common Stocks – (continued)
Ireland – (continued)
40,244	Kerry Group plc Class A (Food, Beverage & Tobacco)	$ 3,861,949

		5,935,335

Italy – 8.8%
323,916	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	2,352,990
367,989	Enav SpA (Transportation)(a)	1,686,705
587,601	Enel SpA (Utilities)	3,539,892
70,432	Moncler SpA (Consumer Durables & Apparel)	2,035,030
2,248,732	Telecom Italia SpA (Telecommunication Services)*	2,109,392
124,765	UniCredit SpA (Banks)*	2,662,447

		14,386,456

Japan – 19.1%
14,700	Dentsu, Inc. (Media)	645,744
16,700	East Japan Railway Co. (Transportation)	1,541,549
20,400	Hoshizaki Corp. (Capital Goods)	1,792,002
65,000	Hoya Corp. (Health Care Equipment & Services)	3,515,125
101,400	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	3,322,976
56,200	Kao Corp. (Household & Personal Products)	3,308,682
61,500	KDDI Corp. (Telecommunication Services)	1,621,139
128,300	Mitsubishi Estate Co. Ltd. (Real Estate)	2,229,776
24,100	Nidec Corp. (Capital Goods)	2,962,634
6,800	Nintendo Co. Ltd. (Software & Services)	2,507,387
125,000	ORIX Corp. (Diversified Financials)	2,018,028
57,800	Pola Orbis Holdings, Inc. (Household & Personal Products)	1,747,740
61,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,375,541
28,400	Suzuki Motor Corp. (Automobiles & Components)	1,490,576

		31,078,899

Netherlands – 7.7%
40,241	Aalberts Industries NV (Capital Goods)	1,945,166
95,477	ING Groep NV (Banks)	1,759,866
292,787	Royal Dutch Shell plc Class A (Energy)	8,848,566

		12,553,598

Singapore – 1.7%
176,785	DBS Group Holdings Ltd. (Banks)	2,721,440

Spain – 1.2%
229,836	EDP Renovaveis SA (Utilities)	1,956,728

GOLDMAN SACHS VARIABLE INSAURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 8.8%
195,640	Credit Suisse Group AG (Registered) (Diversified Financials)*	$ 3,099,837
38,623	Ferguson plc (Capital Goods)	2,534,026
56,341	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,832,646
224,925	UBS Group AG (Registered) (Diversified Financials)*	3,847,788

		14,314,297

United Kingdom – 14.1%
268,931	Aviva plc (Insurance)	1,856,145
129,067	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	1,169,895
132,750	Compass Group plc (Consumer Services)	2,816,629
36,557	InterContinental Hotels Group plc (Consumer Services)	1,933,890
420,267	Melrose Industries plc (Capital Goods)	1,198,997
381,159	Merlin Entertainments plc (Consumer Services)(a)	2,274,760
168,735	Pennon Group plc (Utilities)	1,801,629
26,892	Reckitt Benckiser Group plc (Household & Personal Products)	2,457,071
463,458	Rentokil Initial plc (Commercial & Professional Services)	1,867,402
33,998	Rio Tinto plc (Materials)	1,582,578
235,865	UBM plc (Media)	2,158,405
261,472	Virgin Money Holdings UK plc (Banks)	1,004,321
294,483	Vodafone Group plc (Telecommunication Services)	824,608

		22,946,330

United States – 1.3%
41,433	Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)	2,110,340

TOTAL COMMON STOCKS (Cost $139,046,628)		$160,501,187

Shares	Distribution Rate	Value
Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17	0.927%	$ 17
(Cost $17)

TOTAL INVESTMENTS – 98.4% (Cost $139,046,645)	$160,501,204

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%	2,628,310

NET ASSETS – 100.0%	$163,129,514

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,961,465, which represents approximately 2.4% of net assets as of September 30, 2017 and are unaudited.

(b)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Automobiles & Components – 3.9%
38,709	BorgWarner, Inc.	$ 1,983,062
46,530	Delphi Automotive plc	4,578,552
124,567	General Motors Co.	5,030,016
10,586	Gentex Corp.	209,603
23,327	Lear Corp.	4,037,437

		15,838,670

Banks – 5.4%
22,159	Bank of America Corp.	561,509
118,856	Citizens Financial Group, Inc.	4,501,077
57,024	Comerica, Inc.	4,348,650
61,915	JPMorgan Chase & Co.	5,913,502
89,733	Regions Financial Corp.	1,366,634
77,450	SunTrust Banks, Inc.	4,629,186
1,646	SVB Financial Group*	307,950
8,878	Wells Fargo & Co.	489,622

		22,118,130

Capital Goods – 7.8%
21,823	AerCap Holdings NV*	1,115,374
108,970	Allison Transmission Holdings, Inc.	4,089,644
37,780	AMETEK, Inc.	2,494,991
54,487	Arconic, Inc.	1,355,637
26,356	Boeing Co. (The)	6,699,959
43,502	Caterpillar, Inc.	5,425,134
17,968	Deere & Co.	2,256,601
108,210	Masco Corp.	4,221,272
5,275	Owens Corning	408,021
928	Spirit AeroSystems Holdings, Inc. Class A	72,124
6,092	Toro Co. (The)	378,069
27,922	United Technologies Corp.	3,241,186

		31,758,012

Commercial & Professional Services – 0.2%
1,646	Equifax, Inc.	174,459
13,682	KAR Auction Services, Inc.	653,179

		827,638

Consumer Durables & Apparel – 0.8%
9,865	Mohawk Industries, Inc.*	2,441,686
26,403	PulteGroup, Inc.	721,594

		3,163,280

Consumer Services – 3.6%
56,006	Carnival Corp.	3,616,308
16,854	Hilton Worldwide Holdings, Inc.	1,170,510
22,047	International Game Technology plc	541,254
64,231	Las Vegas Sands Corp.	4,121,061
37,098	Royal Caribbean Cruises Ltd.	4,397,597
8,101	Wyndham Worldwide Corp.	853,926

		14,700,656

Diversified Financials – 4.3%
105,752	Ally Financial, Inc.	2,565,543
14,255	Berkshire Hathaway, Inc. Class B*	2,613,227
2,479	Capital One Financial Corp.	209,872
63,964	Intercontinental Exchange, Inc.	4,394,327
24,418	Leucadia National Corp.	616,554
3,117	MarketAxess Holdings, Inc.	575,118
8,871	Nasdaq, Inc.	688,123
15,473	S&P Global, Inc.	2,418,585
104,423	Synchrony Financial	3,242,334

		17,323,683

Shares	Description	Value
Common Stocks – (continued)
Energy – 7.3%
5,662	Andeavor	$ 584,035
15,914	Baker Hughes a GE Co.	582,771
69,784	Chevron Corp.	8,199,620
9,989	ConocoPhillips	499,950
1,726	EOG Resources, Inc.	166,973
30,586	Exxon Mobil Corp.	2,507,440
98,350	Halliburton Co.	4,527,051
31,269	HollyFrontier Corp.	1,124,746
59,179	Marathon Oil Corp.	802,467
14,334	Newfield Exploration Co.*	425,290
52,292	Phillips 66	4,790,470
3,465	Pioneer Natural Resources Co.	511,226
61,897	Valero Energy Corp.	4,761,736

		29,483,775

Food & Staples Retailing – 1.4%
65,603	CVS Health Corp.	5,334,836
12,013	Kroger Co. (The)	240,981

		5,575,817

Food, Beverage & Tobacco – 3.6%
102,974	Archer-Daniels-Midland Co.	4,377,425
23,202	Bunge Ltd.	1,611,611
123,635	Conagra Brands, Inc.	4,171,445
53,341	Molson Coors Brewing Co. Class B	4,354,759

		14,515,240

Health Care Equipment & Services – 5.9%
73,780	Baxter International, Inc.	4,629,695
27,663	Centene Corp.*	2,676,949
22,477	Cigna Corp.	4,201,850
59,226	Danaher Corp.	5,080,406
14,746	Express Scripts Holding Co.*	933,717
19,000	Humana, Inc.	4,628,970
4,432	McKesson Corp.	680,800
5,942	WellCare Health Plans, Inc.*	1,020,479

		23,852,866

Household & Personal Products – 2.8%
72,162	Colgate-Palmolive Co.	5,257,002
10,593	Estee Lauder Cos., Inc. (The) Class A	1,142,349
40,910	Kimberly-Clark Corp.	4,814,289
3,481	Procter & Gamble Co. (The)	316,701

		11,530,341

Insurance – 1.9%
32,505	Aon plc	4,748,980
37,632	Marsh & McLennan Cos., Inc.	3,153,938

		7,902,918

Materials – 1.7%
21,435	FMC Corp.	1,914,360
23,592	Huntsman Corp.	646,893
15,210	Owens-Illinois, Inc.*	382,683
9,234	PPG Industries, Inc.	1,003,366
23,183	Sealed Air Corp.	990,378
31,496	WestRock Co.	1,786,768
1,839	WR Grace & Co.	132,684

		6,857,132

Media – 1.9%
5,156	Comcast Corp. Class A	198,403
197,643	Interpublic Group of Cos., Inc. (The)	4,108,998

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
48,292	Omnicom Group, Inc.	$ 3,576,988

		7,884,389

Pharmaceuticals, Biotechnology & Life Sciences – 10.9%
6,968	Agilent Technologies, Inc.	447,345
21,901	Alexion Pharmaceuticals, Inc.*	3,072,491
35,110	Amgen, Inc.	6,546,259
17,072	Biogen, Inc.*	5,345,585
95,382	Bristol-Myers Squibb Co.	6,079,649
31,552	Celgene Corp.*	4,600,913
34,446	Exelixis, Inc.*	834,626
19,306	Johnson & Johnson	2,509,973
113,095	Merck & Co., Inc.	7,241,473
2,067	Mettler-Toledo International, Inc.*	1,294,273
28,314	Thermo Fisher Scientific, Inc.	5,357,009
5,300	Vertex Pharmaceuticals, Inc.*	805,812

		44,135,408

Real Estate – 4.6%
138,499	American Homes 4 Rent Class A (REIT)	3,006,813
37,897	American Tower Corp. (REIT)	5,179,762
2,522	Equity LifeStyle Properties, Inc. (REIT)	214,572
201,579	Host Hotels & Resorts, Inc. (REIT)	3,727,196
60,520	Prologis, Inc. (REIT)	3,840,599
46,280	Realogy Holdings Corp.	1,524,926
7,930	SBA Communications Corp. (REIT)*	1,142,316

		18,636,184

Retailing – 4.3%
7,481	Amazon.com, Inc.*	7,191,859
3,023	Burlington Stores, Inc.*	288,576
1,736	Expedia, Inc.	249,880
7,825	Home Depot, Inc. (The)	1,279,857
66,395	Lowe’s Cos., Inc.	5,307,616
7,838	Netflix, Inc.*	1,421,421
1,009	Priceline Group, Inc. (The)*	1,847,298

		17,586,507

Semiconductors & Semiconductor Equipment – 2.8%
100,243	Applied Materials, Inc.	5,221,658
8,058	Broadcom Ltd.	1,954,387
1,721	Lam Research Corp.	318,454
85,107	Maxim Integrated Products, Inc.	4,060,455

		11,554,954

Software & Services – 15.9%
29,613	Activision Blizzard, Inc.	1,910,335
25,595	Adobe Systems, Inc.*	3,818,262
7,358	Alliance Data Systems Corp.	1,630,165
6,096	Alphabet, Inc. Class A*	5,935,797
6,119	Alphabet, Inc. Class C*	5,868,794
2,120	ANSYS, Inc.*	260,188
2,143	Autodesk, Inc.*	240,573
65,021	Cadence Design Systems, Inc.*	2,566,379
44,290	Citrix Systems, Inc.*	3,402,358
41,058	Electronic Arts, Inc.*	4,847,307
44,121	Facebook, Inc. Class A*	7,538,955
40,812	International Business Machines Corp.	5,921,005
3,400	MercadoLibre, Inc.	880,362
90,031	Microsoft Corp.	6,706,409
4,677	ServiceNow, Inc.*	549,688
5,752	Total System Services, Inc.	376,756

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
40,207	VeriSign, Inc.*	$ 4,277,623
72,809	Visa, Inc. Class A	7,662,419

		64,393,375

Technology Hardware & Equipment – 5.4%
70,979	Apple, Inc.(a)	10,939,284
22,671	F5 Networks, Inc.*	2,733,216
241,886	Flex Ltd.*	4,008,051
52,453	HP, Inc.	1,046,962
97,658	Jabil, Inc.	2,788,136
8,581	Juniper Networks, Inc.	238,809
3,291	Western Digital Corp.	284,342

		22,038,800

Telecommunication Services – 0.1%
10,370	AT&T, Inc.(a)	406,193

Transportation – 0.3%
6,894	JetBlue Airways Corp.*	127,746
5,145	Norfolk Southern Corp.	680,374
3,907	Ryder System, Inc.	330,337

		1,138,457

Utilities – 2.3%
303,885	AES Corp.	3,348,813
64,669	CMS Energy Corp.	2,995,468
14,937	MDU Resources Group, Inc.	387,615
23,737	NiSource, Inc.	607,430
28,654	PG&E Corp.	1,951,051

		9,290,377

TOTAL INVESTMENTS – 99.1% (Cost $346,346,789)		$402,512,802

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		3,500,537

NET ASSETS – 100.0%		$406,013,339

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2017, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	7	12/15/2017	$880,635	$10,610

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation —The Funds’, Portfolio’s and underlying Funds valuation policy (except VIT Government Money Market Fund) is to value investments at fair value.

It is the Government Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerance established by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluated the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — The accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ and Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trustees has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM or GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM or GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM or GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund and the portfolio agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund and the Portfolio deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund and the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations a Fund and the Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund and the Portfolio, if any, is noted in the Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund and the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At September 30, 2017, the Government Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of October 2, 2017, as follows:

Principal Amount	Maturity Value	Collateral Value
$383,400,000	$383,434,096	$392,670,381

REPURCHASE AGREEMENTS — At September 30, 2017, the Principal Amounts of the Government Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank NV	1.070%	$36,804,183
Bank of America, NA	1.070	21,649,519
Bank of Nova Scotia (The)	1.060	95,257,886
BNP Paribas	1.060	32,907,270
Citigroup Global Markets, Inc.	1.080	28,101,076
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.070	30,123,141
TD Securities USA, LLC	1.060	8,659,808
Wells Fargo Securities, LLC	1.070	129,897,117
TOTAL		$383,400,000

At September 30, 2017, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	2.550 to 3.330%	07/15/31 to 02/01/33
Federal Home Loan Bank	4.000	09/01/28 to 10/24/29
Federal Home Loan Mortgage Corp.	0.750 to 6.000	04/09/18 to 10/01/47
Federal Home Loan Mortgage Corp. Stripped Security	0.000	03/15/30
Federal National Mortgage Association	0.875 to 7.500	02/08/18 to 08/01/48
Federal National Mortgage Association Stripped Security	0.000	03/23/28
Government National Mortgage Association	3.000 to 6.500	11/15/32 to 09/20/47
U.S. Treasury Bill	0.000	10/12/17
U.S. Treasury Bonds	2.500 to 7.625	11/15/22 to 02/15/47
U.S. Treasury Inflation-Indexed Note	0.125	07/15/26
U.S. Treasury Interest-Only Stripped Securities	0.000	11/15/17 to 08/15/37
U.S. Treasury Notes	1.125 to 3.500	02/15/18 to 02/15/27
U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/26 to 02/15/46

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of September 30, 2017.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Bonds	$—	$41,710,012	$—
Mortgage-Backed Securities	—	24,464,943	—
Collateralized Mortgage Obligations	—	2,365,259	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	24,536,456	2,160,426	—
Asset-Backed Securities	—	13,372,822	—
Foreign Government Securities	—	2,517,162	—
Supranational	—	199,316	—
Municipal Bonds	—	988,295	—
Investment Company	1,357,210	—	—
Total	$25,893,666	$87,778,235	$—
Liabilities
Fixed Income
Mortgage-Backed Securities — Forward Sales Contracts	$—	$(2,084,063)	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$105,259	$—
Futures Contracts(a)	80,244	—	—
Interest Rate Swap Contracts(a)	—	119,507	—
Purchased Options Contracts	5,037	—	—
Total	$85,281	$224,766	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(142,696)	$—
Futures Contracts	(131,323)	—	—
Inflation-Linked Swap Contracts	—	(3,302)	—
Interest Rate Swap Contracts	—	(56,131)	—
Total	$(131,323)	$(202,129)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$184,563	$—	$—
North America	170,824,663	—	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	49,821	—	—
Securities Lending Reinvestment Vehicle	196,550	—	—
Total	$171,255,597	$—	$—

Derivative Type
Assets(a)
Futures Contract	$15,127	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$136,204,559	$—	$—
Investment Companies	211,730,348	—	—
Securities Lending Reinvestment Vehicle	29,050,500	—	—
Total	$376,985,407	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$1,974,074	$—	$—
Liabilities(a)
Futures Contracts	$(438,678)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$163,222,940	$—	$—
Investment Company	1,916,114	—	—
Securities Lending Reinvestment Vehicle	3,649,865	—	—
Total	$168,788,919	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$1,365,984	$—	$—
Mortgage-Backed Securities	—	5,522,927	—
Collateralized Mortgage Obligations	—	27,388,931	—
Commercial Mortgage-Backed Security	—	4,275	—
Asset-Backed Securities	—	33,509,568	—
Municipal Bonds	—	100,273	—
Investment Company	375,593	—	—
Total	$1,741,577	$66,525,974	$—

Derivative Type
Assets(a)
Futures Contracts	$60,723	$—	$—
Interest Rate Swap Contracts	—	481	—
Total	$60,723	$481	$—
Liabilities(a)
Futures Contracts	$(62,670)	$—	$—
Interest Rate Swap Contracts	—	(57)	—
Total	$(62,670)	$(57)	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$25,487,685	$—	$—
North America	506,423,303	—	—
Investment Company	279	—	—
Securities Lending Reinvestment Vehicle	7,012,289	—	—
Total	$538,923,556	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$4,749,514	$—	$—
Europe	4,557,973	—	—
North America	724,917,182	—	—
Investment Company	11,610,794	—	—
Securities Lending Reinvestment Vehicle	24,856,280	—	—
Total	$770,691,743	$—	$—

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$4,317,388	$—	$—
Fixed Income Underlying Funds	9,535,886	—	—
Exchange Traded Funds	168,401	—	—
Investment Company	719,022	—	—
Total	$14,740,697	$—	$—

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$27,230	$—
Futures Contracts(a)	35,942	—	—
Purchased Options Contracts	215,069	—	—
Total	$251,011	$27,230	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(21,321)	$—
Futures Contracts	(58,165)	—	—
Total	$(58,165)	$(21,321)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$97,923	$—	$—
North America	95,195,404	—	4,683
Investment Company	752,884	—	—
Securities Lending Reinvestment Vehicle	1,074,700	—	—
Total	$97,120,911	$—	$4,683

Derivative Type
Assets(a)
Futures Contracts	$66,466	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$516,134,447	$—	$—
Investment Company	87,436	—	—
Total	$516,221,883	$—	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$—	$57,487	$—
Fixed Income
Convertible Bond	—	40,656	—
Corporate Bonds	—	1,631,700	—
Mortgage-Backed Security	—	130,131	—
Collateralized Mortgage Obligations	—	2,379,474	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	7,864,880	825,078	—
Asset-Backed Securities	—	7,428,094	—
Foreign Government Securities	—	1,289,219	—
Municipal Bonds	—	278,604	—
Loan Participations	—	229,756	26,803
Investment Company	1,488,977	—	—
Total	$9,353,857	$14,290,199	$26,803

Derivative Type
Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$205,276	$—
Futures Contracts(a)	147,654	—	—
Interest Rate Swap Contracts(a)	—	178,657	—
Purchased Options Contracts	1,213	—	—
Total	$148,867	$383,933	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(257,118)	$—
Futures Contracts	(29,225)	—	—
Credit Default Swap Contracts	—	(110,564)	—
Inflation-Linked Swap Contract	—	(4,414)	—
Interest Rate Swap Contracts	—	(79,233)	—
Total	$(29,225)	$(451,329)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$—	$36,479,449	$—
Australia and Oceania	—	5,079,018	—
Europe	—	116,832,380	—
North America	—	2,110,340	—
Investment Company	17	—	—
Total	$17	$160,501,187	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$1,115,374	$—	$—
North America	400,517,066	—	—
South America	880,362	—	—
Total	$402,512,802	$—	$—

Derivative Type
Assets(a)
Futures Contract	$10,610	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Equity Index, Global Trends Allocation, Small Cap Equity Insights, Strategic International Equity and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Global Trends Allocation, Growth Opportunities, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives, Small Cap Equity Insights, Strategic Growth, Strategic International Equity and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’, the Portfolio’s or an Underlying Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds, the Portfolio or an Underlying Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund, Portfolio and Underlying Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund, Portfolio and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio and Underlying Fund. Such large shareholder redemptions may cause a Fund, Portfolio and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s and Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s and Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s, Portfolio’s and Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio and Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s and Underlying Fund’s performance to the extent that the Fund, Portfolio and Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund and Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund and Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund and Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio and Underlying Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund, Portfolio and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and Underlying Fund have unsettled or open transactions defaults.

Non-Diversification Risk — The Global Trends Allocation Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund, the Portfolio and an Underlying Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund, the Portfolio and an Underlying Fund may purchase for investment. Taking short positions involves leverage of a Fund’s and the Portfolio’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund, the Portfolio and an Underlying Fund has taken a short position increases, then the Fund and the Portfolio will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund and the Portfolio uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short positions, including leverage risks, may be heightened, because doing so increases the exposure of a Fund and the Portfolio to the markets and therefore could magnify changes to a Fund’s and the Portfolio’s NAV.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: November 27, 2017

By (Signature and Title)*	/s/ SCOTT McHUGH, PRINCIPAL FINANCIAL OFFICER

Date: November 27, 2017

*	Print the name and title of each signing officer under his or her signature.